UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2004 - December 31, 2004

Item 1:	Reports to Shareholders

Vanguard® Bond Index Funds
December 31, 2004

CONTENTS
1	LETTER FROM THE CHAIRMAN
6	FUND PROFILES
10	GLOSSARY OF INVESTMENT TERMS
11	PERFORMANCE SUMMARIES
15	ABOUT YOUR FUND'S EXPENSES
17	FINANCIAL STATEMENTS
SUMMARY
•	The Vanguard Bond Index Funds tracked their indexes closely in 2004.
•	Short-term rates rose, penalizing the 12-month performance of the Short-Term Fund; long-term rates declined, enhancing the Long-Term Fund's result.
•	Three of the Bond Index Funds outperformed their peer-group averages. The Short-Term Fund matched the average.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:
•	Put your interests first at all times.
•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
•	Communicate candidly not only about the rewards of investing but also about the risks and costs.
•	Maintain highly effective controls to safeguard your assets and protect your confidential information.
•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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LETTER FROM THE CHAIRMAN

Dear Shareholder,

During 2004, the results of the Vanguard Bond Index Funds reflected the very different interest rate environments among short- and long-term securities. The Short-Term Bond Index Fund produced the lowest total returns, and the Long-Term Bond Index Fund the highest. The Total Bond Market and Intermediate-Term Bond Index Funds produced returns in-between those of the other two funds. All four portfolios closely tracked the returns of their target indexes.

The table on page 2 presents the total returns—capital change plus reinvested distributions—of the Vanguard Bond Index Funds and their comparative standards. On page 4, we display the funds’ yields at the beginning and end of the period. Detailed figures for each fund, including net asset values and distributions, are presented in the table on page 5.

YIELDS ROSE FOR SHORT-TERM BONDS, FELL FOR LONG-TERM ISSUES

At the beginning of 2004, bond investors expected the year to bring higher interest rates across the maturity spectrum. Their expectations were based on increasingly strong economic reports, rising corporate profits, and a belief that the Federal Reserve Board would soon raise the target for short-term interest rates to keep inflation at bay. The actual result, however, was quite different at the short and long ends of the maturity range.

Yields of longer-maturity bonds closed the year slightly below their starting points. A series of disappointments in the labor market, record prices for crude oil, and continuing geopolitical turmoil kept bond market volatility high. At year-end, the 10-year U.S. Treasury note

2004 Total Returns	Fiscal Year Ended December 31

Vanguard Total Bond Market Index Fund
Investor Shares	4.2%
Admiral Shares	4.3
Institutional Shares	4.4
Lehman Aggregate Bond Index	4.3
Average Intermediate
Investment Grade Debt Fund*	3.9

Vanguard Short-Term Bond Index Fund
Investor Shares	1.7%
Admiral Shares	1.8
Lehman 1-5 Year
Government/Credit Index	1.8
Average 1-5 Year
Investment Grade Debt Fund*	1.7

Vanguard Intermediate-Term Bond Index Fund
Investor Shares	5.2%
Admiral Shares	5.3
Lehman 5-10 Year
Government/Credit Index	5.3
Average Intermediate
Investment Grade Debt Fund*	3.9

Vanguard Long-Term Bond Index Fund	8.4%
Lehman Long Government/Credit Index	8.6
Average Corporate A-Rated Debt Fund*	4.1

*Derived from data provided by Lipper Inc.

yielded 4.22%, 3 basis points (0.03 percentage point) below its 4.25% yield at the start of the period. Overall, the taxable investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 4.3%. Across the maturity spectrum, corporate bonds, particularly those from below-investment-grade issuers, generally did better than government securities. The Lehman High Yield Index returned 11.1%.

Yields of shorter-maturity securities, which are generally more closely tied to the Fed’s interest rate moves, rose significantly. As anticipated, the Fed began to tighten monetary policy to avert any significant surge in inflation. Beginning in June, the Fed raised its target for the federal funds rate from 1.00%, a historical low, to 2.25% through five separate quarter-point increases. The yield of the 3-month Treasury bill, a proxy for money market yields, more than doubled during the 12 months, from 0.92% to 2.21%.

STOCK MARKET ENJOYED SOLID GAINS

The U.S. stock market rallied following the presidential election in November to post a second consecutive year of solid returns. The gains in the final two months of 2004 capped a year that began with solid advances in stock indexes but was marked in the middle months by investors’ uncertainty about the sustainability of economic growth. The broad stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, ended the 12 months with a return of 12.6%.

Gains came in many sectors of the market. The strongest performers were energy-related stocks, which were buoyed by higher prices and increased demand for oil. Generally, small-capitalization stocks outpaced large-caps,

Admiral™ Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares
This class of shares carries even lower expenses and is available for a minimum investment of $10 million.

and value stocks—those with prices considered low relative to company earnings, book value, and other measures—outpaced their growth counterparts.

International stocks, particularly those in emerging markets, posted outstanding returns compared with U.S. stocks. The strong gains abroad were enhanced for investors in the United States by the weakening of the U.S. dollar against most other major currencies. (A weaker dollar means that returns in other currencies translate into more dollars for U.S.-based investors.)

A TALE OF TWO BOND MARKETS

During 2004, the total returns of the Vanguard Bond Index Funds reflected a reduction in the previously large gap between short- and long-term interest rates. Short rates rose sharply as the Fed boosted its target rate. At the start of the year, the Short-Term Bond Index Fund offered a yield of 2.40%. By year-end, it yielded 3.24%. “Rising rates” is another way of saying “declining bond prices,” and the fund experienced a small price decline. For the 12 months, the Short-Term Bond Index Fund’s Investor Shares returned 1.7%.

Market Barometer	Average Annual Total Returns Periods Ended December 31, 2004
	One Year	Three Years	Five Years

Bonds
Lehman Aggregate Bond Index	4.3%	6.2%	7.7%
(Broad taxable market)
Lehman Municipal Bond Index	4.5	6.4	7.2
Citigroup 3-Month Treasury Bill Index	1.2	1.3	2.8
Stocks
Russell 1000 Index (Large-caps)	11.4%	4.3%	-1.8%
Russell 2000 Index (Small-caps)	18.3	11.5	6.6
Dow Jones Wilshire 5000 Index	12.6	5.5	-1.4
(Entire market)
MSCI All Country World Index
ex USA (International)	21.4	13.6	0.0
CPI
Consumer Price Index	3.3%	2.5%	2.5%

The opposite dynamics were at play among longer-maturity bonds. The Long-Term Bond Index Fund started the year with a yield of 5.41%. By year-end, the yield had fallen to 5.13%. The fund produced a modest capital gain, returning 8.4% for the 12 months. Among intermediate-term bonds—the focus of the Intermediate-Term Bond Index Fund and the dominant influence on the Total Bond Market Index Fund—rates finished roughly where they started. The Total Bond Market Index Fund

Yields and Returns
	Yields at Year-End		Components of Total Returns Year Ended December 31, 2004
Index Fund (Investor Shares)	2003	2004	Capital	Income	Total

Total Bond Market	4.04%	4.12%	-0.2%	4.4%	4.2%
Short-Term Bond	2.40	3.24	-1.3	3.0	1.7
Intermediate-Term Bond	4.39	4.36	0.4	4.8	5.2
Long-Term Bond	5.41	5.13	2.8	5.6	8.4

returned 4.2%, and the Intermediate-Term Fund returned 5.2%, consisting mostly of interest income.

The four portfolios enjoyed great success in capturing the returns of their benchmarks—theoretical constructs that incur no costs. The funds’ results were within 0.2 percentage point of their benchmark returns, a tribute to the trading and portfolio-construction talents of Vanguard Fixed Income Group, the funds’ advisor. Three of the funds outpaced the average results of competing funds, while the Short-Term Bond Index Fund matched its peer-group average.

AN EXCELLENT RECORD AGAINST INDEXES AND PEERS

A longer-term perspective offers a similarly impressive view. During the past decade, the Bond Index Funds produced returns in line with those of their benchmarks, despite unusual but notable shortfalls relative to their indexes in 2002. (The Long-Term Fund avoided serious missteps at that time.) Each of the funds produced a higher annualized return than its peer-group average during the past ten years. A hypothetical investment of $10,000 in the Total Bond Market Index Fund, for example, would have increased to $20,458. The same investment compounded at the peer group’s average return would be worth just $18,881.

Total Returns		Ten Years Ended December 31, 2004

Index Fund (Investor Shares)	Vanguard Fund	Average Comparable Fund	Target Index

Total Bond Market	7.4%	6.6%	7.7%
Short-Term Bond	6.3	5.4	6.5
Intermediate-Term Bond	8.2	6.6	8.5
Long-Term Bond	9.7	6.7	9.7

These strong results reflect the Bond Index Funds’ combination of skilled management, broad diversification, and low operating costs.

(For more information about your fund’s costs, see page 15.) Low costs are important in any asset class. In the relatively low-returning fixed income markets, they’re critical.

TUNE OUT THE NOISE

As 2004 began, many market observers were expecting a sharp rise in interest rates and advising fixed income investors to respond defensively. The pundits were half right—short rates rose—but their advice to reduce a portfolio’s interest rate sensitivity turned out to be counterproductive. The best strategy now, just as it would have been then, is to ignore the pundits’ incessant chatter and the financial markets’ daily ups and downs. Instead, establish a balanced portfolio of diversified stock and bond funds in proportions suited to your unique circumstances. Such an approach puts you in the best position to achieve your financial goals.

Thank you for investing your assets with Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 20, 2005

Your Fund's Performance at a Glance			December 31, 2003-December 31, 2004
			Distributions Per Share
Index Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains	SEC Yield

Total Bond Market
Investor Shares	$10.31	$10.27	$0.446	$0.021	4.12%
Admiral Shares	10.31	10.27	0.455	0.021	4.21
Institutional Shares	10.31	10.27	0.458	0.021	4.22

Short-Term Bond
Investor Shares	$10.28	$10.14	$0.303	$0.009	3.24%
Admiral Shares	10.28	10.14	0.310	0.009	3.30

Intermediate-Term Bond
Investor Shares	$10.69	$10.68	$0.506	$0.048	4.36%
Admiral Shares	10.69	10.68	0.514	0.048	4.42

Long-Term Bond	$11.50	$11.82	$0.617	$0.000	5.13%

As of 12/31/2004	FUND PROFILES These Profiles provide snapshots of each fund's characteristics, compared where indicated with the fund's target index and a broad market index. Key terms are defined on page 10.

TOTAL BOND MARKET INDEX FUND
Financial Attributes	Fund	Target Index*

Number of Issues	2,174	5,836
Yield		—
Investor Shares	4.1%
Admiral Shares	4.2%
Institutional Shares	4.2%
Yield to Maturity	4.4%**	4.4%
Average Coupon	5.7%	5.4%
Average Effective Maturity	7.2 years	7.1 years
Average Quality†	Aa1	Aa1
Average Duration	4.3 years	4.3 years
Expense Ratio		—
Investor Shares	0.20%
Admiral Shares	0.11%
Institutional Shares	0.08%
Short-Term Reserves	0%	—

Volatility Measures	Fund	Target Index*

R-Squared	0.98	1.00
Beta	0.97	1.00

Sector Diversification††(% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	5%
Finance	8
Foreign	4
Government Mortgage-Backed	35
Industrial	11
Treasury/Agency	35
Utilities	2

Total	100%

Distribution by Credit Quality†(% of portfolio)
Aaa	77%
Aa	3
A	10
Baa	10

Total	100%

Distribution by Maturity (% of portfolio)
Under 1 Year	2%
1-5 Years	42
5-10 Years	42
10-20 Years	8
20-30 Years	6

Total	100%

Investment Focus

*	Lehman Aggregate Bond Index.
**	Before expenses.
†	Moody's Investors Service.
††	The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

SHORT-TERM BOND INDEX FUND
Financial Attributes	Fund	Target Index*	Broad Index**

Number of Issues	646	1,622	5,836
Yield		—	—
Investor Shares	3.2%
Admiral Shares	3.3%
Yield to Maturity	3.4%†	3.4%	4.4%
Average Coupon	4.9%	4.2%	5.4%
Average Effective Maturity	2.7 years	2.7 years	7.1 years
Average Quality††	Aa1	Aa1	Aa1
Average Duration	2.5 years	2.5 years	4.3 years
Expense Ratio		—	—
Investor Shares	0.18%
Admiral Shares	0.10%
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Target Index*	Fund	Broad Index**

R-Squared	0.95	1.00	0.92	1.00
Beta	0.93	1.00	0.57	1.00

Sector Diversification‡(% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	0%
Finance	12
Foreign	8
Government Mortgage-Backed	0
Industrial	12
Treasury/Agency	66
Utilities	2

Total	100%

Distribution by Credit Quality†† (% of portfolio)
Aaa	72%
Aa	5
A	13
Baa	10

Total	100%

Distribution by Maturity (% of portfolio)
Under 1 Year	2%
1-3 Years	59
3-5 Years	35
Over 5 Years	4

Total	100%

Investment Focus

*	Lehman 1-5 Year Government/Credit Index.
**	Lehman Aggregate Bond Index.
†	Before expenses.
††	Moody's Investors Service.
‡	The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.	Visit our website at Vanguard.com for regularly updated fund information.

FUND PROFILES (CONTINUED)

INTERMEDIATE-TERM BOND INDEX FUND
Financial Attributes	Fund	Target Index*	Broad Index**

Number of Issues	715	1,082	5,836
Yield		—	—
Investor Shares	4.4%
Admiral Shares	4.4%
Yield to Maturity	4.6%†	4.7%	4.4%
Average Coupon	6.4%	5.9%	5.4%
Average Effective Maturity	7.5 years	7.5 years	7.1 years
Average Quality††	Aa3	Aa3	Aa1
Average Duration	5.9 years	5.9 years	4.3 years
Expense Ratio		—	—
Investor Shares	0.18%
Admiral Shares	0.11%
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund	Target Index*	Fund	Broad Index**

R-Squared	0.99	1.00	0.96	1.00
Beta	0.99	1.00	1.46	1.00

Sector Diversification‡(% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	0%
Finance	19
Foreign	5
Government Mortgage-Backed	0
Industrial	27
Treasury/Agency	45
Utilities	4

Total	100%

Distribution by Credit Quality†† (% of portfolio)
Aaa	48%
Aa	4
A	23
Baa	25

Total	100%

Distribution by Maturity (% of portfolio)
1-5 Years	2%
5-10 Years	89
10-20 Years	9

Total	100%

Investment Focus

*	Lehman 5-10 Year Government/Credit Index.
**	Lehman Aggregate Bond Index.
†	Before expenses.
††	Moody's Investors Service.
‡	The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

LONG-TERM BOND INDEX FUND

Financial Attributes	Fund	Target Index*	Broad Index**

Number of Issues	489	860	5,836
Yield	5.1%	—	—
Yield to Maturity	5.2%†	5.3%	4.4%
Average Coupon	7.3%	7.3%	5.4%
Average Effective Maturity	19.9 years	20.4 years	7.1 years
Average Quality††	Aa2	Aa2	Aa1
Average Duration	11.0 years	11.0 years	4.3 years
Expense Ratio	0.18%	—	—
Short-Term Reserves	0%	—	—

Volatility Measures	Fund	Target Index*	Fund	Broad Index**

R-Squared	1.00	1.00	0.94	1.00
Beta	1.00	1.00	2.23	1.00

Sector Diversification‡(% of portfolio)
Asset-Backed/Commercial Mortgage-Backed	0%
Finance	9
Foreign	7
Government Mortgage-Backed	0
Industrial	24
Treasury/Agency	57
Utilities	3

Total	100%

Distribution by Credit Quality†† (% of portfolio)
Aaa	58%
Aa	4
A	16
Baa	22

Total	100%

Distribution by Maturity (% of portfolio)
5-10 Years	2%
10-20 Years	47
20-30 Years	50
Over 30 Years	1

Total	100%

Investment Focus

*	Lehman Long Government/Credit Index.
**	Lehman Aggregate Bond Index.
†	Before expenses.
††	Moody's Investors Service.
‡	The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.	Visit our website at Vanguard.com for regularly updated fund information.

   GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

As of 12/31/2004
PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TOTAL BOND MARKET INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004			Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Total Bond Market Index Fund Investor Shares*	4.24%	7.22%	7.42%	$20,458
Lehman Aggregate Bond Index	4.34	7.71	7.72	21,038
Average Intermediate Investment Grade Debt Fund**	3.85	6.80	6.56	18,881

				Final Value
	One		Since	of a $250,000
	Year		Inception†	Investment

Total Bond Market Index Fund Admiral Shares	4.33%		4.63%	$288,068
Lehman Aggregate Bond Index	4.34		5.21	293,288

				Final Value of
	One	Five	Since	a $10,000,000
	Year	Years	Inception†	Investment

Total Bond Market Index Fund Institutional Shares	4.36%	7.35%	6.71%	$18,276,770
Lehman Aggregate Bond Index	4.34	7.71	6.89	18,567,769

Fiscal-Year Total Returns (%) December 31, 1994-December 31, 2004
	Total Bond Market Index Fund					Total Bond Market Index Fund
	Investor Shares			Lehman††		Investor Shares			Lehman††
Fiscal	Capital	Income	Total	Total	Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return	Year	Return	Return	Return	Return
1995	10.6%	7.6%	18.2%	18.5%	2000	4.2%	7.2%	11.4%	11.6%
1996	-3.0	6.6	3.6	3.6	2001	1.9	6.5	8.4	8.4
1997	2.5	6.9	9.4	9.7	2002	2.4	5.9	8.3	10.3
1998	2.2	6.4	8.6	8.7	2003	-0.7	4.7	4.0	4.1
1999	-6.8	6.0	-0.8	-0.8	2004	-0.2	4.4	4.2	4.3

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Derived from data provided by Lipper Inc.; based on the Average Intermediate U.S. Government Fund through December 31, 2001, and the Average Intermediate Investment Grade Debt Fund thereafter.
†	Inception dates are November 12, 2001, for the Admiral Shares and September 18, 1995, for the Institutional Shares.
††	Lehman Aggregate Bond Index.
Note: See Financial Highlights tables on pages 100 and 101 for dividend and capital gains information.

PERFORMANCE SUMMARIES (CONTINUED)

SHORT-TERM BOND INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004			Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Short-Term Bond Index Fund Investor Shares*	1.70%	5.74%	6.26%	$18,344
Lehman Aggregate Bond Index	4.34	7.71	7.72	21,038
Lehman 1-5 Year Government/Credit Index	1.85	6.21	6.51	18,796
Average 1-5 Year Investment Grade Debt Fund**	1.68	5.06	5.43	16,962

				Final Value
	One		Since	of a $250,000
	Year		Inception†	Investment

Short-Term Bond Index Fund Admiral Shares	1.77%		3.25%	$276,322
Lehman Aggregate Bond Index	4.34		5.21	293,288
Lehman 1-5 Year Government/Credit Index	1.85		3.91	281,910

Fiscal-Year Total Returns (%) December 31, 1994-December 31, 2004
	Short-Term Bond Index Fund Investor Shares			Lehman††		Short-Term Bond Index Fund Investor Shares			Lehman††
Fiscal	Capital	Income	Total	Total	Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return	Year	Return	Return	Return	Return
1995	6.0%	6.9%	12.9%	12.9%	2000	2.4%	6.4%	8.8%	8.9%
1996	-1.5	6.0	4.5	4.7	2001	3.0	5.9	8.9	9.0
1997	0.8	6.2	7.0	7.1	2002	1.5	4.6	6.1	8.1
1998	1.7	5.9	7.6	7.6	2003	0.1	3.3	3.4	3.4
1999	-3.3	5.4	2.1	2.1	2004	-1.3	3.0	1.7	1.8

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Derived from data provided by Lipper Inc.; based on the Average 1-5 Year U.S. Government Fund through December 31, 2001, and the Average 1-5 Year Investment Grade Debt Fund thereafter.
†	November 12, 2001.
††	Lehman 1-5 Year Government/Credit Index.
Note: See Financial Highlights tables on page 102 for dividend and capital gains information.

INTERMEDIATE-TERM BOND INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004			Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Intermediate-Term Bond Index Fund Investor Shares*	5.22%	8.72%	8.22%	$22,031
Lehman Aggregate Bond Index	4.34	7.71	7.72	21,038
Lehman 5-10 Year Government/Credit Index	5.30	9.07	8.46	22,525
Average Intermediate Investment Grade Debt Fund**	3.85	6.80	6.56	18,881

				Final Value
	One		Since	of a $250,000
	Year		Inception†	Investment

Intermediate-Term Bond Index Fund Admiral Shares	5.30%		6.03%	$300,346
Lehman Aggregate Bond Index	4.34		5.21	293,288
Lehman 5-10 Year Government/Credit Index	5.30		6.68	306,156

Fiscal-Year Total Returns (%) December 31, 1994-December 31, 2004
	Intermediate-Term Bond Index Fund Investor Shares			Lehman††		Intermediate-Term Bond Index Fund Investor Shares			Lehman††
Fiscal	Capital	Income	Total	Total	Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return	Year	Return	Return	Return	Return
1995	13.3%	7.8%	21.1%	21.4%	2000	5.4%	7.4%	12.8%	12.4%
1996	-3.9	6.5	2.6	2.7	2001	2.6	6.7	9.3	8.8
1997	2.4	7.0	9.4	9.4	2002	4.7	6.2	10.9	13.0
1998	3.5	6.6	10.1	10.1	2003	0.6	5.0	5.6	6.0
1999	-9.0	6.0	-3.0	-2.9	2004	0.4	4.8	5.2	5.3

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Derived from data provided by Lipper Inc.; based on the Average Intermediate U.S. Government Fund through December 31, 2001, and the Average Intermediate Investment Grade Debt Fund thereafter.
†	November 12, 2001.
††	Lehman 5-10 Year Government/Credit Index.
Note: See Financial Highlights tables on page 103 for dividend and capital gains information.

PERFORMANCE SUMMARIES (CONTINUED)

LONG-TERM BOND INDEX FUND

Cumulative Performance December 31, 1994–December 31, 2004

	Average Annual Total Returns Periods Ended December 31, 2004			Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Long-Term Bond Index Fund*	8.40%	10.53%	9.67%	$25,178
Lehman Aggregate Bond Index	4.34	7.71	7.72	21,038
Lehman Long Government/Credit Index	8.56	10.46	9.72	25,295
Average Corporate A-Rated Debt Fund**	4.09	7.06	6.71	19,151

Fiscal-Year Total Returns (%) December 31, 1994-December 31, 2004
	Long-Term Bond Index Fund			Lehman†		Long-Term Bond Index Fund			Lehman†
Fiscal	Capital	Income	Total	Total	Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return	Year	Return	Return	Return	Return
1995	21.0%	8.7%	29.7%	29.9%	2000	9.1%	7.5%	16.6%	16.2%
1996	-6.8	6.5	-0.3	0.1	2001	1.6	6.6	8.2	7.3
1997	6.9	7.4	14.3	14.5	2002	7.8	6.6	14.4	14.8
1998	5.5	6.5	12.0	11.8	2003	0.0	5.5	5.5	5.9
1999	-13.5	5.6	-7.9	-7.7	2004	2.8	5.6	8.4	8.6

*	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Derived from data provided by Lipper Inc.; based on the Average General U.S. Government Fund through December 31, 2001, and the Average Corporate A-Rated Debt Fund thereafter.
†	Lehman Long Government/Credit Index.
Note: See Financial Highlights table on page 104 for dividend and capital gains information.

ABOUT YOUR FUND’S EXPENSES

Six Months Ended December 31, 2004
Index Fund	Beginning Account Value June 30, 2004	Ending Account Value Dec. 31, 2004	Expenses Paid During Period*

Based on Actual Fund Return
Total Bond Market
Investor	$1,000.00	$1,040.71	$0.92
Admiral	1,000.00	1,041.16	0.51
Institutional	1,000.00	1,041.28	0.36

Short-Term Bond
Investor	$1,000.00	$1,018.70	$0.86
Admiral	1,000.00	1,019.03	0.51

Intermediate-Term Bond
Investor	$1,000.00	$1,054.96	$0.88
Admiral	1,000.00	1,055.32	0.52

Long-Term Bond	$1,000.00	$1,088.60	$0.89

Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor	$1,000.00	$1,024.23	$0.92
Admiral	1,000.00	1,024.63	0.51
Institutional	1,000.00	1,024.75	0.36

Short-Term Bond
Investor	$1,000.00	$1,024.28	$0.86
Admiral	1,000.00	1,024.63	0.51

Intermediate-Term Bond
Investor	$1,000.00	$1,024.28	$0.86
Admiral	1,000.00	1,024.63	0.51

Long-Term Bond	$1,000.00	$1,024.28	$0.86

*	These calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.18% for Investor Shares, 0.10% for Admiral Shares, 0.07% for Institutional Shares; for the Short-Term Bond Index Fund, 0.17% for Investor Shares, 0.10% for Admiral Shares; for the Intermediate-Term Bond Index Fund, 0.17% for Investor Shares, 0.10% for Admiral Shares; and for the Long-Term Bond Index Fund, 0.17%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others.

Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The adjacent examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table above illustrates your fund’s costs in two ways:

•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

Expense Ratios: Your fund compared with its peer group
Index Fund	Investor Shares	Admiral Shares	Institutional Shares	Peer Group*

Total Bond Market	0.20%	0.11%	0.08%	0.98%
Short-Term Bond	0.18	0.10	—	0.94
Intermediate-Term Bond	0.18	0.11	—	0.98
Long-Term Bond	0.18	—	—	1.13

*	Peer groups are: for the Total Bond Market Index Fund, the Average Intermediate Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1-5 Year Investment Grade Debt Fund; for the Intermediate-Term Bond Index Fund, the Average Intermediate Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 15 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

As of 12/31/2004	FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s holdings, including each security’s market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is minimal because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
U.S GOVERNMENT AND AGENCY OBLIGATIONS (68.5%)

U.S. Government Securities (24.8%)
U.S. Treasury Bond	12.00%	5/15/2005	$ 300	$ 311
U.S. Treasury Bond	2.375%	8/31/2006	43,225	42,779
U.S. Treasury Bond	10.375%	11/15/2012	1,375	1,641
U.S. Treasury Bond	12.00%	8/15/2013	122,800	158,412
U.S. Treasury Bond	11.25%	2/15/2015	68,175	107,194
U.S. Treasury Bond	10.625%	8/15/2015	8,825	13,562
U.S. Treasury Bond	9.875%	11/15/2015	71,350	105,420
U.S. Treasury Bond	9.25%	2/15/2016	132,225	188,751
U.S. Treasury Bond	7.50%	11/15/2016	20,069	25,651
U.S. Treasury Bond	8.75%	5/15/2017	42,260	59,217
U.S. Treasury Bond	8.875%	8/15/2017	236,415	335,007
U.S. Treasury Bond	8.875%	2/15/2019	100,650	144,826
U.S. Treasury Bond	8.125%	8/15/2019	144,995	198,010
U.S. Treasury Bond	8.50%	2/15/2020	1,375	1,940
U.S. Treasury Bond	8.75%	5/15/2020	40,575	58,530
U.S. Treasury Bond	8.75%	8/15/2020	6,025	8,706
U.S. Treasury Bond	7.875%	2/15/2021	105,012	141,881

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

U.S. Treasury Bond	8.125%	8/15/2021	$193,125	$ 267,328
U.S. Treasury Bond	8.00%	11/15/2021	89,620	122,989
U.S. Treasury Bond	7.625%	11/15/2022	137,830	184,175
U.S. Treasury Bond	6.25%	8/15/2023	525	615
U.S. Treasury Bond	6.00%	2/15/2026	500	573
U.S. Treasury Bond	6.75%	8/15/2026	24,460	30,510
U.S. Treasury Bond	6.50%	11/15/2026	775	942
U.S. Treasury Bond	6.625%	2/15/2027	17,125	21,101
U.S. Treasury Bond	6.375%	8/15/2027	82,150	98,644
U.S. Treasury Bond	5.50%	8/15/2028	32,000	34,615
U.S. Treasury Bond	5.25%	11/15/2028	8,985	9,416
U.S. Treasury Bond	6.25%	5/15/2030	550	657
U.S. Treasury Note	1.875%	12/31/2005	148,200	146,903
U.S. Treasury Note	1.875%	1/31/2006	84,450	83,632
U.S. Treasury Note	1.625%	2/28/2006	95,125	93,817
U.S. Treasury Note	2.25%	4/30/2006	87,225	86,489
U.S. Treasury Note	4.625%	5/15/2006	700	716
U.S. Treasury Note	2.50%	5/31/2006	89,550	89,047
U.S. Treasury Note	2.75%	6/30/2006	209,100	208,577
U.S. Treasury Note	7.00%	7/15/2006	346,775	368,015
U.S. Treasury Note	2.75%	7/31/2006	97,700	97,364
U.S. Treasury Note	2.50%	9/30/2006	166,275	164,820
U.S. Treasury Note	6.50%	10/15/2006	347,700	368,562
U.S. Treasury Note	3.125%	5/15/2007	37,300	37,283
U.S. Treasury Note	4.375%	5/15/2007	3,125	3,211
U.S. Treasury Note	6.625%	5/15/2007	90,250	97,413
U.S. Treasury Note	2.75%	8/15/2007	36,175	35,774
U.S. Treasury Note	6.125%	8/15/2007	261,425	280,624
U.S. Treasury Note	3.00%	11/15/2007	48,350	48,056
U.S. Treasury Note	5.625%	5/15/2008	480,695	515,771
U.S. Treasury Note	3.125%	10/15/2008	55,550	54,951
U.S. Treasury Note	4.75%	11/15/2008	76,000	79,622
U.S. Treasury Note	3.375%	12/15/2008	43,700	43,570
U.S. Treasury Note	3.25%	1/15/2009	384,350	381,048
U.S. Treasury Note	2.625%	3/15/2009	113,125	109,342
U.S. Treasury Note	3.125%	4/15/2009	203,425	200,406
U.S. Treasury Note	3.875%	5/15/2009	180,925	183,639
U.S. Treasury Note	6.50%	2/15/2010	166,900	188,988
U.S. Treasury Note	5.75%	8/15/2010	16,825	18,526
U.S. Treasury Note	5.00%	2/15/2011	2,500	2,661
U.S. Treasury Note	4.875%	2/15/2012	10,000	10,572
U.S. Treasury Note	4.375%	8/15/2012	583,410	597,634
U.S. Treasury Note	4.00%	11/15/2012	131,075	130,952
U.S. Treasury Note	4.25%	8/15/2013	218,050	219,720

				7,311,108

Agency Bonds and Notes (10.1%)
Federal Farm Credit Bank*	2.25%	9/1/2006	12,980	12,779
Federal Farm Credit Bank*	3.25%	6/15/2007	35,625	35,514
Federal Farm Credit Bank*	3.00%	12/17/2007	6,850	6,748
Federal Farm Credit Bank*	3.375%	7/15/2008	9,075	9,019
Federal Home Loan Bank*	5.375%	2/15/2006	1,000	1,025
Federal Home Loan Bank*	5.125%	3/6/2006	77,250	79,035

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Federal Home Loan Bank*	2.50%	3/15/2006	$ 48,850	$ 48,504
Federal Home Loan Bank*	2.25%	5/15/2006	29,000	28,655
Federal Home Loan Bank*	5.375%	5/15/2006	500	515
Federal Home Loan Bank*	2.875%	8/15/2006	95,000	94,525
Federal Home Loan Bank*	3.50%	8/15/2006	10,550	10,600
Federal Home Loan Bank*	6.375%	8/15/2006	500	525
Federal Home Loan Bank*	4.875%	11/15/2006	9,775	10,056
Federal Home Loan Bank*	6.50%	8/15/2007	38,810	41,732
Federal Home Loan Bank*	5.80%	9/2/2008	15,000	16,057
Federal Home Loan Bank*	5.865%	9/2/2008	44,070	47,272
Federal Home Loan Bank*	3.625%	11/14/2008	7,500	7,468
Federal Home Loan Bank*	5.79%	4/27/2009	900	969
Federal Home Loan Bank*	7.625%	5/14/2010	73,700	86,267
Federal Home Loan Bank*	5.75%	5/15/2012	91,575	99,372
Federal Home Loan Bank*	4.50%	11/15/2012	46,100	46,328
Federal Home Loan Bank*	5.25%	6/18/2014	10,000	10,498
Federal Home Loan Mortgage Corp.*	5.25%	1/15/2006	53,660	54,866
Federal Home Loan Mortgage Corp.*	2.375%	4/15/2006	20,000	19,818
Federal Home Loan Mortgage Corp.*	6.75%	5/30/2006	1,250	1,311
Federal Home Loan Mortgage Corp.*	5.50%	7/15/2006	86,950	89,953
Federal Home Loan Mortgage Corp.*	2.75%	10/15/2006	50,000	49,575
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	20,000	19,839
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	30,065	31,020
Federal Home Loan Mortgage Corp.*	3.50%	9/15/2007	855	856
Federal Home Loan Mortgage Corp.*	2.75%	3/15/2008	25	24
Federal Home Loan Mortgage Corp.*	5.75%	4/15/2008	177,055	188,769
Federal Home Loan Mortgage Corp.*	5.25%	1/15/2009	3,700	3,901
Federal Home Loan Mortgage Corp.*	3.75%	5/12/2009	3,130	3,119
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	37,340	41,661
Federal Home Loan Mortgage Corp.*	7.00%	3/15/2010	73,925	84,036
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	70,225	80,019
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	14,757	15,892
Federal Home Loan Mortgage Corp.*	6.00%	6/15/2011	10,000	10,993
Federal Home Loan Mortgage Corp.*	6.375%	8/1/2011	3,130	3,255
Federal Home Loan Mortgage Corp.*	5.50%	9/15/2011	10,000	10,725
Federal Home Loan Mortgage Corp.*	5.75%	1/15/2012	55,750	60,560
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	41,745	43,710
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2013	27,500	27,603
Federal Home Loan Mortgage Corp.*	4.00%	6/12/2013	23,775	22,403
Federal Home Loan Mortgage Corp.*	4.50%	7/15/2013	15,100	15,117
Federal Home Loan Mortgage Corp.*	4.875%	11/15/2013	25	26
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2014	10	10
Federal Home Loan Mortgage Corp.*	6.75%	3/15/2031	53,350	64,691
Federal Home Loan Mortgage Corp.*	6.25%	7/15/2032	95	109
Federal National Mortgage Assn.*	6.00%	12/15/2005	25,650	26,382
Federal National Mortgage Assn.*	2.00%	1/15/2006	25	25
Federal National Mortgage Assn.*	5.50%	2/15/2006	65,000	66,709
Federal National Mortgage Assn.*	2.25%	5/15/2006	90,180	89,109
Federal National Mortgage Assn.*	2.50%	6/15/2006	4,425	4,383
Federal National Mortgage Assn.*	5.25%	6/15/2006	26,970	27,761
Federal National Mortgage Assn.*	3.125%	7/15/2006	43,500	43,469
Federal National Mortgage Assn.*	2.625%	11/15/2006	70,000	69,183

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Federal National Mortgage Assn.*	4.75%	1/2/2007	$ 305	$ 312
Federal National Mortgage Assn.*	5.00%	1/15/2007	88,385	91,257
Federal National Mortgage Assn.*	7.125%	3/15/2007	20,000	21,581
Federal National Mortgage Assn.*	5.25%	4/15/2007	50,000	52,054
Federal National Mortgage Assn.*	6.625%	10/15/2007	45,000	48,729
Federal National Mortgage Assn.*	3.25%	11/15/2007	20	20
Federal National Mortgage Assn.*	3.25%	1/15/2008	75	74
Federal National Mortgage Assn.*	6.00%	5/15/2008	26,310	28,282
Federal National Mortgage Assn.*	3.25%	8/15/2008	150	148
Federal National Mortgage Assn.*	3.25%	2/15/2009	10	10
Federal National Mortgage Assn.*	6.375%	6/15/2009	52,587	57,936
Federal National Mortgage Assn.*	6.625%	9/15/2009	128,315	143,164
Federal National Mortgage Assn.*	7.25%	1/15/2010	85,665	98,350
Federal National Mortgage Assn.*	7.125%	6/15/2010	25	29
Federal National Mortgage Assn.*	6.625%	11/15/2010	400	451
Federal National Mortgage Assn.*	6.25%	2/1/2011	16,840	18,425
Federal National Mortgage Assn.*	6.00%	5/15/2011	47,500	52,190
Federal National Mortgage Assn.*	5.375%	11/15/2011	100	106
Federal National Mortgage Assn.*	6.125%	3/15/2012	62,980	69,927
Federal National Mortgage Assn.*	4.375%	9/15/2012	8,550	8,545
Federal National Mortgage Assn.*	4.375%	3/15/2013	40	40
Federal National Mortgage Assn.*	4.625%	5/1/2013	17,575	17,372
Federal National Mortgage Assn.*	4.625%	10/15/2013	34,025	34,294
Federal National Mortgage Assn.*	5.125%	1/2/2014	4,175	4,235
Federal National Mortgage Assn.*	8.20%	3/10/2016	50	64
Federal National Mortgage Assn.*	6.25%	5/15/2029	1,375	1,559
Federal National Mortgage Assn.*	7.125%	1/15/2030	805	1,012
Federal National Mortgage Assn.*	7.25%	5/15/2030	84,101	107,146
Federal National Mortgage Assn.*	6.625%	11/15/2030	8,110	9,629
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.20%	1/15/2010	32,875	37,664
Resolution Funding Corp.	8.125%	10/15/2019	550	726
Resolution Funding Corp.	8.875%	7/15/2020	280	395
Resolution Funding Corp.	8.625%	1/15/2030	110	161
Small Business Administration Variable Rate
Interest Only Custodial Receipts	2.719%	7/15/2017	4,883	244
State of Israel (U.S. Government Guaranteed)	5.50%	9/18/2023	5,725	6,023
State of Israel (U.S. Government Guaranteed)	5.50%	12/4/2023	4,050	4,262
State of Israel (U.S. Government Guaranteed)	5.50%	4/26/2024	3,100	3,260
Tennessee Valley Auth.*	5.375%	11/13/2008	32,175	34,044
Tennessee Valley Auth.*	7.125%	5/1/2030	34,350	43,215

				2,961,280

Mortgage-Backed Securities (33.6%)
Federal Home Loan Mortgage Corp.*	4.00%	3/1/2008-12/1/2019	(1)	176,802	174,509
Federal Home Loan Mortgage Corp.*	4.50%	1/1/2008-5/1/2034	(1)	587,212	584,724
Federal Home Loan Mortgage Corp.*	5.00%	6/1/2007-12/1/2034	(1)	1,048,425	1,053,800
Federal Home Loan Mortgage Corp.*	5.50%	12/1/2005-9/1/2034	(1)	899,709	918,840
Federal Home Loan Mortgage Corp.*	6.00%	4/1/2005-8/1/2034	(1)	497,476	516,296
Federal Home Loan Mortgage Corp.*	6.50%	1/1/2005-9/1/2034	(1)	266,724	280,772
Federal Home Loan Mortgage Corp.*	7.00%	12/1/2006-9/1/2032	(1)	112,955	119,816
Federal Home Loan Mortgage Corp.*	7.50%	1/1/2007-2/1/2032	(1)	29,789	31,852
Federal Home Loan Mortgage Corp.*	8.00%	7/1/2006-1/1/2032	(1)	21,562	23,272

Total Bond Market Index Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Federal Home Loan Mortgage Corp.*	8.50%	1/1/2005-7/1/2031	(1)	$ 3,491	$ 3,797
Federal Home Loan Mortgage Corp.*	9.00%	11/1/2005-3/1/2031	(1)	2,529	2,785
Federal Home Loan Mortgage Corp.*	9.50%	4/1/2016-6/1/2025	(1)	652	725
Federal Home Loan Mortgage Corp.*	10.00%	7/1/2009-4/1/2025	(1)	164	182
Federal Home Loan Mortgage Corp.*	10.50%	12/1/2015	(1)	1	1
Federal National Mortgage Assn.*	4.00%	9/1/2010-6/1/2019	(1)	167,076	164,253
Federal National Mortgage Assn.*	4.50%	2/1/2010-9/1/2034	(1)	598,740	594,348
Federal National Mortgage Assn.*	5.00%	3/1/2006-8/1/2034	(1)	1,338,913	1,342,422
Federal National Mortgage Assn.*	5.50%	11/1/2008-10/1/2034	(1)	1,436,881	1,464,795
Federal National Mortgage Assn.*	6.00%	7/1/2008-11/1/2034	(1)	730,369	757,649
Federal National Mortgage Assn.*	6.50%	6/1/2008-9/1/2034	(1)	375,944	395,295
Federal National Mortgage Assn.*	7.00%	10/1/2007-7/1/2034	(1)	119,067	126,315
Federal National Mortgage Assn.*	7.50%	9/1/2007-12/1/2032	(1)	46,416	49,637
Federal National Mortgage Assn.*	8.00%	11/1/2006-9/1/2031	(1)	12,643	13,670
Federal National Mortgage Assn.*	8.50%	4/1/2006-5/1/2032	(1)	5,020	5,433
Federal National Mortgage Assn.*	9.00%	7/1/2005-8/1/2030	(1)	990	1,102
Federal National Mortgage Assn.*	9.50%	12/1/2005-11/1/2025	(1)	1,207	1,346
Federal National Mortgage Assn.*	10.00%	10/1/2006-11/1/2019	(1)	291	323
Federal National Mortgage Assn.*	10.50%	5/1/2010-8/1/2020	(1)	67	74
Federal National Mortgage Assn.*	11.00%	9/1/2019	(1)	24	28
Government National Mortgage Assn	3.375%	6/20/2029	(1)	2,291	2,314
Government National Mortgage Assn	4.00%	8/15/2018-9/15/2018	(1)	3,602	3,553
Government National Mortgage Assn	4.50%	6/15/2018-1/1/2035	(1)	40,982	40,537
Government National Mortgage Assn	5.00%	11/15/2017-3/1/2035	(1)	221,868	223,037
Government National Mortgage Assn	5.50%	2/15/2017-12/15/2034	(1)	393,055	401,955
Government National Mortgage Assn	6.00%	3/15/2009-10/15/2034	(1)	273,156	283,576
Government National Mortgage Assn	6.50%	10/15/2007-3/1/2035	(1)	155,202	163,644
Government National Mortgage Assn	7.00%	11/15/2007-10/15/2032	(1)	75,907	80,812
Government National Mortgage Assn	7.25%	9/15/2025	(1)	59	63
Government National Mortgage Assn	7.50%	2/15/2007-6/15/2032	(1)	29,982	32,208
Government National Mortgage Assn	7.75%	2/15/2030	(1)	13	14
Government National Mortgage Assn	7.90%	2/15/2021	(1)	11	12
Government National Mortgage Assn	8.00%	2/15/2007-12/15/2030	(1)	17,948	19,546
Government National Mortgage Assn	8.50%	5/15/2010-3/15/2031	(1)	4,058	4,441
Government National Mortgage Assn	9.00%	10/15/2008-3/15/2031	(1)	8,728	9,682
Government National Mortgage Assn	9.50%	5/15/2016-9/15/2030	(1)	1,649	1,852
Government National Mortgage Assn	10.00%	2/15/2018-2/15/2025	(1)	678	766
Government National Mortgage Assn	10.50%	7/15/2015-4/15/2025	(1)	483	549
Government National Mortgage Assn	11.00%	1/15/2010-6/15/2019	(1)	142	162
Government National Mortgage Assn	11.50%	3/15/2010-4/15/2016	(1)	71	81

					9,896,865

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $19,836,414)					20,169,253

CORPORATE BONDS (27.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (6.0%)
American Express Credit Account Master Trust	2.543%	9/15/2008	(1)(3)	14,643	14,671
American Express Credit Account Master Trust	2.532%	10/15/2008	(1)(3)	22,000	22,038
American Express Credit Account Master Trust	2.522%	12/15/2008	(1)(3)	35,100	35,157
BA Master Credit Card Trust	2.522%	6/15/2008	(1)(3)	60,700	60,798
Banc of America Commercial Mortgage, Inc.	5.787%	5/11/2035	(1)	20,000	20,831
Banc of America Commercial Mortgage, Inc.	6.503%	4/15/2036	(1)	9,000	9,884

Total Bond Market Index Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	(1)	$ 2,690	$ 2,753
Bear Stearns Commercial Mortgage Securities, Inc.	5.61%	11/15/2033	(1)	9,900	10,506
Bear Stearns Commercial Mortgage Securities, Inc.	4.83%	8/15/2038	(1)	20,000	20,203
Bear Stearns Commercial Mortgage Securities, Inc.	4.68%	8/13/2039	(1)	10,000	9,954
Bear Stearns Commercial Mortgage Securities, Inc.	4.74%	3/13/2040	(1)	9,000	8,993
California Infrastructure & Economic Development
Bank Special Purpose Trust PG&E-1	6.42%	9/25/2008	(1)	25,777	26,550
California Infrastructure & Economic Development
Bank Special Purpose Trust SCE-1	6.31%	9/25/2008	(1)	4,464	4,600
Capital One Master Trust	2.543%	1/15/2009	(1)(3)	44,000	44,072
Capital One Multi-Asset Execution Trust	2.792%	1/15/2009	(1)(3)	10,480	10,523
Chase Commercial Mortgage Securities Corp.	6.39%	11/18/2030	(1)	19,325	20,804
Chase Credit Card Master Trust	2.572%	6/15/2007	(1)(3)	15,000	15,003
Chase Credit Card Master Trust	2.453%	4/15/2008	(1)(3)	17,000	17,008
Chase Credit Card Master Trust	2.543%	6/16/2008	(1)(3)	89,000	89,148
CIT Group Home Equity Loan Trust	6.20%	2/25/2030	(1)	1,790	1,862
Citibank Credit Card Issuance Trust	4.95%	2/9/2009	(1)	43,650	44,971
Citibank Credit Card Master Trust	5.875%	3/10/2011	(1)	1,250	1,343
Citibank Omni-S Master Trust	2.653%	9/16/2010	(1)(3)	36,500	36,646
COMED Transitional Funding Trust	5.63%	6/25/2009	(1)	510	526
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031	(1)	19,423	21,398
Countrywide Home Loans	4.528%	9/19/2032	(1)(3)	1,738	1,731
Countrywide Home Loans	4.109%	5/25/2033	(1)(3)	25,584	25,435
Credit Suisse First Boston
Mortgage Securities Corp.	7.29%	9/15/2041	(1)	20,000	22,348
DaimlerChrysler Master Owner Trust	2.463%	5/15/2007	(1)(3)	83,000	82,998
DaimlerChrysler Master Owner Trust	2.437%	11/15/2007	(1)(3)	22,500	22,504
DaimlerChrysler Master Owner Trust	2.453%	2/15/2008	(1)(3)	49,350	49,395
DaimlerChrysler Master Owner Trust	2.428%	1/15/2009	(1)(3)	19,000	19,009
Detroit Edison Securitization Funding LLC	5.875%	3/1/2010	(1)	900	939
Discover Card Master Trust I	2.473%	7/15/2007	(1)(3)	16,500	16,500
Discover Card Master Trust I	6.85%	7/17/2007	(1)	250	250
Discover Card Master Trust I	2.582%	9/18/2007	(1)(3)	8,765	8,767
Discover Card Master Trust I	2.582%	11/15/2007	(1)(3)	23,000	23,014
Discover Card Master Trust I	2.553%	9/15/2008	(1)(3)	22,000	22,025
DLJ Commercial Mortgage Corp.	6.41%	2/18/2031	(1)	17,425	18,532
Federal Housing Administration	7.43%	10/1/2020	(1)	41	45
First Union National Bank
Commercial Mortgage Trust	6.223%	12/12/2033	(1)	12,550	13,665
First USA Credit Card Master Trust	2.56%	9/19/2008	(1)(3)	3,000	3,004
Ford Credit Auto Owner Trust	4.01%	3/15/2006	(1)	7,114	7,125
Ford Credit Auto Owner Trust	3.13%	11/15/2006	(1)	2,700	2,702
Ford Credit Floor Plan Master Owner Trust	2.543%	7/15/2008	(1)(3)	59,455	59,512
GE Capital Commercial Mortgage Corp.	6.531%	5/15/2033	(1)	17,000	18,766
GE Capital Commercial Mortgage Corp.	6.29%	8/11/2033	(1)	3,000	3,282
GE Capital Commercial Mortgage Corp.	6.269%	12/10/2035	(1)	12,200	13,368
GE Capital Commercial Mortgage Corp.	5.145%	7/10/2037	(1)	1,340	1,375
GE Capital Commercial Mortgage Corp.	4.996%	12/10/2037	(1)	20,000	20,340
GMAC Commercial Mortgage Securities, Inc.	6.175%	5/15/2033	(1)	20,000	21,410
GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/2033	(1)	12,000	13,683
GMAC Commercial Mortgage Securities, Inc.	6.465%	4/15/2034	(1)	14,085	15,539
GMAC Commercial Mortgage Securities, Inc.	6.70%	4/15/2034	(1)	16,500	18,394

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

GMAC Commercial Mortgage Securities, Inc.	6.42%	5/15/2035	(1)	$ 10,250	$ 11,008
GMAC Mortgage Corp. Loan Trust	2.527%	3/25/2035	(1)(3)	41,000	41,012
GS Mortgage Securities Corp. II	4.608%	1/10/2040	(1)	20,000	19,909
Harley-Davidson Motorcycle Trust	4.50%	1/15/2010	(1)	10,374	10,505
Honda Auto Receivables Owner Trust	4.22%	4/16/2007	(1)	4,948	4,983
Honda Auto Receivables Owner Trust	2.91%	10/20/2008	(1)	17,000	16,854
Household Automotive Trust	3.68%	4/17/2006	(1)	8	8
Household Credit Card Master Note Trust I	2.532%	7/15/2008	(1)(3)	7,500	7,502
Household Credit Card Master Note Trust I	2.543%	8/15/2008	(1)(3)	63,975	64,049
Household Credit Card Master Note Trust I	2.563%	10/15/2008	(1)(3)	10,000	10,017
Household Private Label
Credit Card Master Trust	2.672%	9/15/2009	(1)(3)	4,950	4,961
J.P. Morgan Chase Commercial
Mortgage Securities	6.26%	3/15/2033	(1)	20,000	21,934
J.P. Morgan Chase Commercial
Mortgage Securities	5.05%	12/12/2034	(1)	11,000	11,332
J.P. Morgan Chase Commercial
Mortgage Securities	4.985%	1/12/2037	(1)	15,000	15,261
J.P. Morgan Chase Commercial
Mortgage Securities	5.255%	7/12/2037	(1)	1,790	1,857
J.P. Morgan Chase Commercial
Mortgage Securities	5.376%	7/12/2037	(1)	12,180	12,691
LB Commerical Conduit Mortgage Trust	6.78%	6/15/2031	(1)	26,237	28,760
LB-UBS Commercial Mortgage Trust	7.37%	8/15/2026	(1)	20,000	22,766
LB-UBS Commercial Mortgage Trust	6.133%	12/15/2030	(1)	8,190	8,893
M&I Auto Loan Trust	3.04%	10/20/2008	(1)	8,100	8,066
MBNA Credit Card Master Note Trust	4.95%	6/15/2009	(1)	45,800	47,192
MBNA Credit Card Master Note Trust	2.513%	8/17/2009	(1)(3)	27,140	27,172
MBNA Master Credit Card Trust	2.662%	8/15/2008	(1)(3)	19,030	19,090
MBNA Master Credit Card Trust	2.582%	12/15/2008	(1)(3)	25,000	25,073
MBNA Master Credit Card Trust	7.00%	2/15/2012	(1)	17,459	19,720
Morgan Stanley Capital I	6.52%	3/15/2030	(1)	4,466	4,748
Morgan Stanley Dean Witter Capital I	6.66%	2/15/2033	(1)	5,000	5,547
Morgan Stanley Dean Witter Capital I	6.39%	7/15/2033	(1)	5,000	5,479
Morgan Stanley Dean Witter Capital I	4.92%	3/12/2035	(1)	20,000	20,346
Morgan Stanley Dean Witter Capital I	6.39%	10/15/2035	(1)	5,000	5,515
Morgan Stanley Dean Witter Capital I	4.74%	11/13/2036	(1)	1,340	1,348
Nissan Auto Lease Trust	2.90%	8/15/2007	(1)	22,500	22,322
Nissan Auto Receivables Owner Trust	4.80%	2/15/2007	(1)	520	523
Nissan Auto Receivables Owner Trust	3.33%	1/15/2008	(1)	21,100	21,143
PECO Energy Transition Trust	5.80%	3/1/2007	(1)	3,771	3,789
PECO Energy Transition Trust	6.13%	3/1/2009	(1)	450	483
PP&L Transition Bond Co. LLC	6.96%	12/26/2007	(1)	7,500	7,681
PP&L Transition Bond Co. LLC	7.15%	6/25/2009	(1)	850	937
PSEG Transition Funding LLC	6.89%	12/15/2017	(1)	19,800	22,874
Public Service New Hampshire Funding LLC	5.73%	11/1/2010	(1)	764	797
Residential Asset Securities Corp.	7.15%	7/25/2030	(1)	795	816
Residential Asset Securities Corp.	6.489%	10/25/2030	(1)	820	841
Salomon Brothers Mortgage Securities VII	4.128%	9/25/2033	(1)(3)	45,939	45,619
Toyota Auto Receivables Owner Trust	2.65%	11/15/2006	(1)	9,364	9,365
Toyota Auto Receivables Owner Trust	4.00%	7/15/2008	(1)	8,957	9,010
USAA Auto Owner Trust	2.93%	7/16/2007	(1)	3,200	3,189

Total Bond Market Index Fund	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Wachovia Bank Commercial Mortgage Trust	4.98%	11/15/2034	(1)	$ 900	$ 915
Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/2035	(1)	900	906
Washington Mutual Mortgage
Pass-Through Certificates	5.502%	4/26/2032	(1)(3)	4,107	4,148
WFS Financial Owner Trust	4.50%	2/20/2010	(1)	16,500	16,716

					1,751,571

Finance (8.2%)
Banking (3.4%)
Abbey National PLC	7.95%	10/26/2029		12,815	16,460
ABN AMRO Bank NV	7.55%	6/28/2006		8,550	9,075
Banc One Corp.	7.625%	10/15/2026		800	987
Bank of America Corp.	7.125%	9/15/2006		3,900	4,155
Bank of America Corp.	5.25%	2/1/2007		19,450	20,170
Bank of America Corp.	3.25%	8/15/2008		19,200	18,863
Bank of America Corp.	3.375%	2/17/2009		3,000	2,945
Bank of America Corp.	4.25%	10/1/2010		5,900	5,901
Bank of America Corp.	4.375%	12/1/2010		1,750	1,764
Bank of America Corp.	7.40%	1/15/2011		11,835	13,789
Bank of America Corp.	6.25%	4/15/2012		1,000	1,107
Bank of America Corp.	4.875%	1/15/2013		1,340	1,364
Bank of America Corp.	4.75%	8/15/2013		1,135	1,139
Bank of America Corp.	5.375%	6/15/2014		1,900	1,984
Bank of America Corp.	5.25%	12/1/2015		5,775	5,927
Bank of New York Co., Inc.	3.75%	2/15/2008		10,345	10,372
Bank of Tokyo-Mitsubishi	8.40%	4/15/2010		5,500	6,522
Bank One Corp.	6.50%	2/1/2006		11,125	11,524
Bank One Corp.	6.875%	8/1/2006		10,735	11,322
Bank One Corp.	6.00%	8/1/2008		900	964
Bank One Corp.	6.00%	2/17/2009		110	118
Bank One Corp.	7.875%	8/1/2010		13,505	15,796
Bank One Corp.	5.90%	11/15/2011		725	780
Bank One NA (IL)	5.50%	3/26/2007		18,290	19,151
Bank One NA (IL)	3.70%	1/15/2008		13,640	13,662
Bank One Texas	6.25%	2/15/2008		2,100	2,251
BankAmerica Capital II	8.00%	12/15/2026		500	554
BankAmerica Corp.	6.625%	10/15/2007		7,500	8,040
BankAmerica Corp.	5.875%	2/15/2009		3,325	3,569
BankBoston NA	6.375%	4/15/2008		4,800	5,193
BB&T Corp.	6.50%	8/1/2011		3,040	3,395
BB&T Corp.	4.75%	10/1/2012		3,050	3,075
BB&T Corp.	5.20%	12/23/2015		5,325	5,403
BB&T Corp.	5.25%	11/1/2019		5,850	5,794
BSCH Issuances Ltd.	7.625%	9/14/2010		12,375	14,402
Citicorp Capital II	8.015%	2/15/2027		1,300	1,465
Citicorp Lease Pass-Through Trust	7.22%	6/15/2005	(1)(2)	3,558	3,622
Citicorp Lease Pass-Through Trust	8.04%	12/15/2019	(1)(2)	18,025	22,214
Citigroup, Inc.	6.75%	12/1/2005		11,000	11,365
Citigroup, Inc.	5.75%	5/10/2006		3,750	3,878
Citigroup, Inc.	5.50%	8/9/2006		19,500	20,171
Citigroup, Inc.	6.20%	3/15/2009		140	153
Citigroup, Inc.	4.25%	7/29/2009		11,600	11,737
Citigroup, Inc.	6.50%	1/18/2011		1,870	2,094

	Coupon	Maturity Date		Face Amount (000)	Market Value^ (000)

Citigroup, Inc.	5.625%	8/27/2012		$ 8,240	$ 8,815
Citigroup, Inc.	5.00%	9/15/2014	(2)	14,733	14,795
Citigroup, Inc.	6.625%	6/15/2032		6,475	7,284
Citigroup, Inc.	5.875%	2/22/2033		5,925	6,097
Citigroup, Inc.	6.00%	10/31/2033		9,800	10,132
Citigroup, Inc.	5.85%	12/11/2034		1,475	1,511
CoreStates Capital Corp.	8.00%	12/15/2026	(2)	5,475	6,092
Deutsche Bank Financial LLC	5.375%	3/2/2015		5,600	5,777
Fifth Third Bank	4.50%	6/1/2018		2,250	2,100
First Tennessee Bank	5.05%	1/15/2015		1,875	1,871
First Union Corp.	7.50%	4/15/2035		1,900	2,395
First Union Institutional Capital I	8.04%	12/1/2026		1,900	2,123
First Union National Bank	7.875%	2/15/2010		5,550	6,485
First Union National Bank	7.80%	8/18/2010		8,725	10,246
Fleet Boston Financial Corp.	4.875%	12/1/2006		21,800	22,402
Fleet Boston Financial Corp.	3.85%	2/15/2008		3,550	3,568
Fleet Capital Trust II	7.92%	12/11/2026		2,640	2,962
Golden West Financial Corp.	4.125%	8/15/2007		10,650	10,800
Golden West Financial Corp.	4.75%	10/1/2012		340	345
GreenPoint Financial Corp.	3.20%	6/6/2008		340	332
HSBC Bank PLC	6.95%	3/15/2011		11,500	13,125
HSBC Bank USA	5.875%	11/1/2034		3,100	3,134
HSBC Holdings PLC	7.50%	7/15/2009		3,240	3,688
HSBC Holdings PLC	5.25%	12/12/2012		4,040	4,185
J.P. Morgan Chase & Co.	5.625%	8/15/2006		4,100	4,250
J.P. Morgan Chase & Co.	5.25%	5/30/2007		9,860	10,265
J.P. Morgan Chase & Co.	4.00%	2/1/2008		4,350	4,392
J.P. Morgan Chase & Co.	3.625%	5/1/2008		11,325	11,283
J.P. Morgan Chase & Co.	4.50%	11/15/2010		2,840	2,867
J.P. Morgan Chase & Co.	6.75%	2/1/2011		15	17
J.P. Morgan Chase & Co.	4.50%	1/15/2012		3,000	2,964
J.P. Morgan Chase & Co.	6.625%	3/15/2012		6,750	7,568
J.P. Morgan Chase & Co.	4.875%	3/15/2014		4,050	4,032
J.P. Morgan Chase & Co.	5.125%	9/15/2014		8,975	9,064
J.P. Morgan Chase & Co.	5.25%	5/1/2015		7,050	7,126
J.P. Morgan, Inc.	6.875%	1/15/2007		11,000	11,686
J.P. Morgan, Inc.	6.70%	11/1/2007		600	649
JPM Capital Trust II	7.95%	2/1/2027		1,100	1,226
Key Bank NA	5.00%	7/17/2007		3,831	3,962
Manufacturers & Traders Trust Co.	8.00%	10/1/2010		5,700	6,715
Marshall & Ilsley Bank	4.125%	9/4/2007		11,145	11,305
Marshall & Ilsley Corp.	4.375%	8/1/2009		3,275	3,320
Mellon Bank NA	7.375%	5/15/2007		3,500	3,803
Mellon Bank NA	4.75%	12/15/2014		3,650	3,620
Mellon Capital II	7.995%	1/15/2027		6,150	6,939
Mellon Funding Corp.	4.875%	6/15/2007		900	928
Mellon Funding Corp.	6.40%	5/14/2011		450	499
Mellon Funding Corp.	5.00%	12/1/2014		1,250	1,269
National City Bank	4.625%	5/1/2013		1,000	990
National City Corp.	3.20%	4/1/2008		4,300	4,232
National City Corp.	6.875%	5/15/2019		1,400	1,621
National Westminster Bank PLC	7.375%	10/1/2009		450	511

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

NationsBank Corp.	6.50%	3/15/2006	$ 1,000	$ 1,040
NationsBank Corp.	7.50%	9/15/2006	1,250	1,336
NationsBank Corp.	6.375%	2/15/2008	1,240	1,337
NationsBank Corp.	7.25%	10/15/2025	1,125	1,342
NB Capital Trust II	7.83%	12/15/2026	5,000	5,445
NB Capital Trust IV	8.25%	4/15/2027	3,400	3,823
PNC Bank NA	5.25%	1/15/2017	3,100	3,146
PNC Funding Corp.	5.75%	8/1/2006	8,150	8,449
PNC Funding Corp.	5.25%	11/15/2015	6,150	6,224
Popular North America, Inc.	4.25%	4/1/2008	1,000	1,010
Regions Financial Corp.	7.00%	3/1/2011	1,500	1,706
Regions Financial Corp.	6.375%	5/15/2012	10,500	11,629
Republic New York Corp.	7.75%	5/15/2009	4,300	4,931
Royal Bank of Scotland Group PLC	5.00%	11/12/2013	5,500	5,628
Royal Bank of Scotland Group PLC	5.05%	1/8/2015	5,900	5,962
Royal Bank of Scotland Group PLC	7.648%	8/29/2049	16,520	19,673
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	25,075	25,888
Salomon Smith Barney Holdings Inc.	6.50%	2/15/2008	3,750	4,058
Sanwa Bank Ltd.	8.35%	7/15/2009	3,900	4,553
Sanwa Bank Ltd.	7.40%	6/15/2011	6,050	6,922
Southtrust Corp.	5.80%	6/15/2014	3,175	3,385
Sumitomo Mitsui Banking Corp.	8.00%	6/15/2012	3,765	4,490
SunTrust Banks, Inc.	7.375%	7/1/2006	3,500	3,733
SunTrust Banks, Inc.	7.25%	9/15/2006	450	479
SunTrust Banks, Inc.	5.05%	7/1/2007	60	62
SunTrust Banks, Inc.	6.375%	4/1/2011	6,500	7,229
SunTrust Banks, Inc.	6.00%	2/15/2026	4,500	4,810
SunTrust Capital II	7.90%	6/15/2027	1,885	2,113
Swiss Bank Corp.	7.00%	10/15/2015	3,400	4,000
Swiss Bank Corp.	7.375%	6/15/2017	4,250	5,144
Synovus Financial Corp.	7.25%	12/15/2005	12,275	12,744
The Chase Manhattan Corp.	7.125%	2/1/2007	7,469	8,042
The Chase Manhattan Corp.	6.375%	4/1/2008	75	81
The Chase Manhattan Corp.	7.875%	6/15/2010	450	525
UFJ Finance Aruba AEC	6.75%	7/15/2013	6,100	6,792
Union Planters Corp.	7.75%	3/1/2011	8,300	9,758
UnionBanCal Corp.	5.25%	12/16/2013	1,525	1,548
US Bancorp	5.10%	7/15/2007	695	722
US Bancorp	3.125%	3/15/2008	7,650	7,530
US Bancorp	8.27%	12/15/2026	3,370	3,754
US Bank NA	2.85%	11/15/2006	3,525	3,496
US Bank NA	3.70%	8/1/2007	4,225	4,245
US Bank NA	6.50%	2/1/2008	3,500	3,787
US Bank NA	6.375%	8/1/2011	6,650	7,419
US Bank NA	6.30%	2/4/2014	10,700	11,933
US Bank NA	4.95%	10/30/2014	3,750	3,780
Wachovia Bank NA	4.85%	7/30/2007	450	465
Wachovia Bank NA	4.80%	11/1/2014	4,250	4,225
Wachovia Bank NA	5.00%	8/15/2015	560	562
Wachovia Corp.	4.95%	11/1/2006	5,995	6,160
Wachovia Corp.	6.25%	8/4/2008	850	917
Wachovia Corp.	5.25%	8/1/2014	10,725	11,022

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Washington Mutual Bank	6.875%	6/15/2011	$19,095	$ 21,523
Washington Mutual Bank	5.50%	1/15/2013	6,000	6,215
Washington Mutual Bank	5.65%	8/15/2014	5,200	5,389
Washington Mutual Bank	5.125%	1/15/2015	2,950	2,934
Washington Mutual Capital I	8.375%	6/1/2027	1,975	2,234
Washington Mutual Finance Corp.	6.25%	5/15/2006	3,375	3,512
Washington Mutual, Inc.	7.50%	8/15/2006	900	958
Wells Fargo & Co.	6.875%	4/1/2006	5,700	5,956
Wells Fargo & Co.	5.90%	5/21/2006	5,000	5,188
Wells Fargo & Co.	5.125%	2/15/2007	8,570	8,884
Wells Fargo & Co.	3.50%	4/4/2008	5,375	5,331
Wells Fargo & Co.	3.125%	4/1/2009	4,400	4,269
Wells Fargo & Co.	4.20%	1/15/2010	11,650	11,705
Wells Fargo & Co.	6.45%	2/1/2011	8,975	9,994
Wells Fargo & Co.	6.375%	8/1/2011	1,000	1,115
Wells Fargo & Co.	5.125%	9/1/2012	4,650	4,826
Wells Fargo & Co.	4.95%	10/16/2013	15,050	15,259
Wells Fargo & Co.	5.125%	9/15/2016	150	151
World Savings Bank, FSB	4.125%	12/15/2009	6,150	6,153
Zions Bancorp	6.00%	9/15/2015	2,900	3,080
Brokerage (1.7%)
Bear Stearns Co., Inc.	7.80%	8/15/2007	4,700	5,188
Bear Stearns Co., Inc.	4.00%	1/31/2008	16,800	16,975
Bear Stearns Co., Inc.	2.875%	7/2/2008	1,650	1,596
Bear Stearns Co., Inc.	5.70%	11/15/2014	18,440	19,472
Bear Stearns Co., Inc.	4.65%	7/2/2018	1,000	938
Credit Suisse First Boston USA, Inc.	5.75%	4/15/2007	38,075	39,980
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	985	1,014
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	7,750	7,730
Credit Suisse First Boston USA, Inc.	4.70%	6/1/2009	1,600	1,640
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	6,725	6,701
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,550	8,284
Credit Suisse First Boston USA, Inc.	6.50%	1/15/2012	2,850	3,189
Credit Suisse First Boston USA, Inc.	5.50%	8/15/2013	5,000	5,243
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,800	4,898
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	6,925	6,876
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	3,600	4,293
Dean Witter, Discover & Co.	6.75%	10/15/2013	800	904
Fidelity Investments	7.49%	6/15/2019(2)	1,000	1,210
Goldman Sachs Group, Inc.	4.125%	1/15/2008	7,815	7,944
Goldman Sachs Group, Inc.	3.875%	1/15/2009	13,375	13,351
Goldman Sachs Group, Inc.	6.65%	5/15/2009	15,990	17,640
Goldman Sachs Group, Inc.	6.60%	1/15/2012	5,840	6,518
Goldman Sachs Group, Inc.	5.70%	9/1/2012	8,175	8,661
Goldman Sachs Group, Inc.	5.25%	4/1/2013	5,540	5,668
Goldman Sachs Group, Inc.	4.75%	7/15/2013	560	554
Goldman Sachs Group, Inc.	5.25%	10/15/2013	7,095	7,237
Goldman Sachs Group, Inc.	5.15%	1/15/2014	1,550	1,570
Goldman Sachs Group, Inc.	5.00%	10/1/2014	3,400	3,396
Goldman Sachs Group, Inc.	5.50%	11/15/2014	12,500	13,116
Goldman Sachs Group, Inc.	6.125%	2/15/2033	11,925	12,429

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Goldman Sachs Group, Inc.	6.345%	2/15/2034	$13,100	$ 13,594
Lehman Brothers Holdings, Inc.	6.25%	5/15/2006	34,405	35,806
Lehman Brothers Holdings, Inc.	7.625%	6/1/2006	5,000	5,298
Lehman Brothers Holdings, Inc.	7.50%	9/1/2006	5,000	5,331
Lehman Brothers Holdings, Inc.	4.00%	1/22/2008	2,225	2,244
Lehman Brothers Holdings, Inc.	3.50%	8/7/2008	690	683
Lehman Brothers Holdings, Inc.	3.95%	11/10/2009	600	594
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	1,900	1,904
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	4,125	4,616
Lehman Brothers Holdings, Inc.	4.80%	3/13/2014	9,725	9,643
Merrill Lynch & Co., Inc.	6.15%	1/26/2006	150	155
Merrill Lynch & Co., Inc.	5.36%	2/1/2007	4,600	4,778
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	1,600	1,595
Merrill Lynch & Co., Inc.	4.00%	11/15/2007	17,165	17,352
Merrill Lynch & Co., Inc.	3.70%	4/21/2008	4,750	4,746
Merrill Lynch & Co., Inc.	3.125%	7/15/2008	4,750	4,638
Merrill Lynch & Co., Inc.	6.375%	10/15/2008	2,000	2,171
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	9,250	9,288
Merrill Lynch & Co., Inc.	6.00%	2/17/2009	7,811	8,418
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	6,075	6,072
Merrill Lynch & Co., Inc.	5.00%	2/3/2014	4,250	4,289
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	4,950	5,123
Merrill Lynch & Co., Inc.	5.00%	1/15/2015	4,025	3,992
Merrill Lynch & Co., Inc.	5.30%	9/30/2015	3,300	3,353
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	3,300	3,822
Morgan Stanley Dean Witter	6.10%	4/15/2006	13,300	13,793
Morgan Stanley Dean Witter	6.875%	3/1/2007	1,700	1,820
Morgan Stanley Dean Witter	5.80%	4/1/2007	52,000	54,580
Morgan Stanley Dean Witter	3.625%	4/1/2008	1,970	1,963
Morgan Stanley Dean Witter	3.875%	1/15/2009	3,225	3,211
Morgan Stanley Dean Witter	4.25%	5/15/2010	80	80
Morgan Stanley Dean Witter	6.75%	4/15/2011	4,990	5,620
Morgan Stanley Dean Witter	6.60%	4/1/2012	7,120	7,981
Morgan Stanley Dean Witter	5.30%	3/1/2013	400	414
Morgan Stanley Dean Witter	4.75%	4/1/2014	16,250	15,946
Morgan Stanley Dean Witter	7.25%	4/1/2032	6,715	8,159
Finance Companies (1.9%)
American Express Centurion Bank	4.375%	7/30/2009	2,950	3,001
American Express Co.	3.75%	11/20/2007	9,025	9,066
American Express Co.	4.75%	6/17/2009	2,375	2,452
American Express Co.	4.875%	7/15/2013	1,500	1,522
American Express Credit Corp.	3.00%	5/16/2008	7,950	7,778
American General Finance Corp.	5.875%	7/14/2006	2,500	2,593
American General Finance Corp.	3.00%	11/15/2006	7,100	7,038
American General Finance Corp.	5.75%	3/15/2007	9,000	9,394
American General Finance Corp.	3.875%	10/1/2009	4,150	4,085
American General Finance Corp.	4.00%	3/15/2011	1,000	971
American General Finance Corp.	5.375%	10/1/2012	5,350	5,545
Capital One Bank	6.875%	2/1/2006	11,075	11,501
Capital One Bank	4.875%	5/15/2008	2,450	2,520
Capital One Bank	4.25%	12/1/2008	1,850	1,861

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Capital One Bank	5.125%	2/15/2014	$ 3,000	$ 3,009
CIT Group, Inc.	6.50%	2/7/2006	25	26
CIT Group, Inc.	4.125%	2/21/2006	15,250	15,409
CIT Group, Inc.	2.875%	9/29/2006	1,300	1,287
CIT Group, Inc.	7.375%	4/2/2007	8,750	9,460
CIT Group, Inc.	5.75%	9/25/2007	2,200	2,314
CIT Group, Inc.	3.65%	11/23/2007	1,800	1,792
CIT Group, Inc.	4.00%	5/8/2008	6,450	6,465
CIT Group, Inc.	4.125%	11/3/2009	950	940
CIT Group, Inc.	4.75%	12/15/2010	1,200	1,219
CIT Group, Inc.	7.75%	4/2/2012	7,200	8,518
CIT Group, Inc.	5.00%	2/13/2014	2,525	2,517
CIT Group, Inc.	5.125%	9/30/2014	2,200	2,203
Countrywide Home Loan	5.50%	8/1/2006	23,590	24,329
Countrywide Home Loan	5.50%	2/1/2007	400	415
Countrywide Home Loan	2.875%	2/15/2007	2,175	2,141
Countrywide Home Loan	5.625%	5/15/2007	1,345	1,404
Countrywide Home Loan	3.25%	5/21/2008	3,275	3,202
Countrywide Home Loan	6.25%	4/15/2009	1,500	1,619
Countrywide Home Loan	5.625%	7/15/2009	340	360
Countrywide Home Loan	4.125%	9/15/2009	7,025	6,998
Countrywide Home Loan	4.00%	3/22/2011	3,575	3,467
General Electric Capital Corp.	2.80%	1/15/2007	10,900	10,770
General Electric Capital Corp.	5.375%	3/15/2007	51,650	53,694
General Electric Capital Corp.	5.00%	6/15/2007	13,800	14,267
General Electric Capital Corp.	4.25%	1/15/2008	6,200	6,303
General Electric Capital Corp.	3.50%	5/1/2008	7,770	7,712
General Electric Capital Corp.	4.625%	9/15/2009	19,600	20,090
General Electric Capital Corp.	8.30%	9/20/2009	275	324
General Electric Capital Corp.	7.375%	1/19/2010	800	916
General Electric Capital Corp.	6.125%	2/22/2011	11,685	12,789
General Electric Capital Corp.	4.375%	11/21/2011	2,425	2,413
General Electric Capital Corp.	5.875%	2/15/2012	90	97
General Electric Capital Corp.	5.45%	1/15/2013	1,270	1,341
General Electric Capital Corp.	4.75%	9/15/2014	12,025	11,984
General Electric Capital Corp.	6.75%	3/15/2032	37,410	43,686
Household Finance Corp.	6.50%	1/24/2006	26,750	27,660
Household Finance Corp.	7.20%	7/15/2006	8,500	8,992
Household Finance Corp.	5.75%	1/30/2007	95	99
Household Finance Corp.	4.625%	1/15/2008	13,070	13,385
Household Finance Corp.	6.40%	6/17/2008	6,250	6,755
Household Finance Corp.	4.125%	12/15/2008	1,500	1,506
Household Finance Corp.	5.875%	2/1/2009	370	395
Household Finance Corp.	4.75%	5/15/2009	1,000	1,025
Household Finance Corp.	4.125%	11/16/2009	7,350	7,305
Household Finance Corp.	6.375%	10/15/2011	15,000	16,530
Household Finance Corp.	7.00%	5/15/2012	13,475	15,371
Household Finance Corp.	6.375%	11/27/2012	440	487
Household Finance Corp.	7.625%	5/17/2032 (2)	1,250	1,572
Household Finance Corp.	7.35%	11/27/2032 (2)	2,640	3,170
HSBC Finance Corp.	6.75%	5/15/2011	6,450	7,277
International Lease Finance Corp.	3.125%	5/3/2007	3,750	3,704

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

International Lease Finance Corp.	5.625%	6/1/2007	$21,025	$ 21,941
International Lease Finance Corp.	4.50%	5/1/2008	1,625	1,653
International Lease Finance Corp.	6.375%	3/15/2009	900	972
International Lease Finance Corp.	5.875%	5/1/2013	155	164
MBNA America Bank NA	5.375%	1/15/2008	4,540	4,735
MBNA America Bank NA	4.625%	8/3/2009	3,200	3,259
MBNA America Bank NA	6.625%	6/15/2012	15	17
MBNA Corp.	7.50%	3/15/2012	3,970	4,603
MBNA Corp.	5.00%	6/15/2015	800	784
SLM Corp.	3.625%	3/17/2008	4,545	4,515
SLM Corp.	4.00%	1/15/2009	1,590	1,585
SLM Corp.	5.00%	10/1/2013	500	504
SLM Corp.	5.05%	11/14/2014	2,700	2,718
SLM Corp.	5.625%	8/1/2033	6,950	6,870
USA Education, Inc.	5.625%	4/10/2007	30,150	31,415
Wells Fargo Financial	5.50%	8/1/2012	4,275	4,531
Insurance (0.7%)
ACE Capital Trust II	9.70%	4/1/2030	1,100	1,463
ACE Ltd.	6.00%	4/1/2007	6,125	6,395
AEGON NV	4.75%	6/1/2013	3,000	2,970
Aetna, Inc.	6.97%	8/15/2036	900	1,025
Allstate Corp.	5.375%	12/1/2006	5,100	5,283
Allstate Corp.	7.20%	12/1/2009	13,665	15,488
Allstate Corp.	5.00%	8/15/2014	950	955
Allstate Corp.	6.125%	12/15/2032	3,400	3,578
Allstate Corp.	5.35%	6/1/2033	220	207
American General Capital II	8.50%	7/1/2030	8,090	10,929
American International Group, Inc.	2.85%	12/1/2005	1,700	1,695
American International Group, Inc.	2.875%	5/15/2008 (3)	3,450	3,343
Aon Capital Trust	8.205%	1/1/2027	1,050	1,114
Arch Capital Group Ltd.	7.35%	5/1/2034	3,900	4,105
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014 (2)	3,400	3,431
Assurant, Inc.	5.625%	2/15/2014	1,900	1,960
Assurant, Inc.	6.75%	2/15/2034	3,200	3,469
AXA Financial, Inc.	7.75%	8/1/2010	1,400	1,619
AXA SA	8.60%	12/15/2030	7,525	9,891
Axis Capital Holdings	5.75%	12/1/2014	2,775	2,759
Cincinnati Financial Corp.	6.125%	11/1/2034 (2)	3,450	3,467
CNA Financial Corp.	5.85%	12/15/2014	4,625	4,589
Commerce Group, Inc.	5.95%	12/9/2013	1,800	1,834
Equitable Cos., Inc.	6.50%	4/1/2008	115	124
Fidelity National Financial, Inc.	7.30%	8/15/2011	9,175	10,040
Fund American Cos., Inc.	5.875%	5/15/2013	2,175	2,212
GE Global Insurance Holdings Corp.	6.45%	3/1/2019	2,000	2,121
GE Global Insurance Holdings Corp.	7.00%	2/15/2026	4,000	4,311
GE Global Insurance Holdings Corp.	7.75%	6/15/2030	1,800	2,109
Genworth Financial, Inc.	4.75%	6/15/2009	2,900	2,974
Genworth Financial, Inc.	5.75%	6/15/2014	2,375	2,492
Genworth Financial, Inc.	6.50%	6/15/2034	3,900	4,285
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	2,400	2,328

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Hartford Life, Inc.	7.375%	3/1/2031	$ 5,100	$ 6,075
Lincoln National Corp.	5.25%	6/15/2007	340	353
Lincoln National Corp.	6.20%	12/15/2011	575	625
Loews Corp.	5.25%	3/15/2016	1,500	1,468
Marsh & McLennan Cos., Inc.	5.375%	3/15/2007	900	917
Marsh & McLennan Cos., Inc.	6.25%	3/15/2012	6,850	7,162
MetLife, Inc.	5.25%	12/1/2006	6,225	6,432
MetLife, Inc.	5.375%	12/15/2012	2,800	2,897
MetLife, Inc.	5.00%	11/24/2013	5,000	5,027
MetLife, Inc.	5.50%	6/15/2014	850	880
MetLife, Inc.	6.50%	12/15/2032	1,500	1,638
MetLife, Inc.	6.375%	6/15/2034	3,375	3,634
Monumental Global Funding II	6.05%	1/19/2006 (2)	7,225	7,444
Nationwide Life Global Funding	5.35%	2/15/2007 (2)	8,025	8,285
Principal Life Inc. Funding	5.10%	4/15/2014	4,975	5,039
Progressive Corp.	6.625%	3/1/2029	4,800	5,326
Protective Life Secured Trust	3.70%	11/24/2008	7,550	7,473
Prudential Financial, Inc.	4.50%	7/15/2013	3,325	3,214
Prudential Financial, Inc.	4.75%	4/1/2014	2,500	2,441
Prudential Financial, Inc.	5.10%	9/20/2014	2,975	2,981
Prudential Financial, Inc.	5.75%	7/15/2033	2,125	2,114
St. Paul Cos., Inc.	5.75%	3/15/2007	4,450	4,643
Travelers Property Casualty Corp.	3.75%	3/15/2008	3,925	3,893
XL Capital Ltd.	5.25%	9/15/2014	6,025	5,991
XL Capital Ltd.	6.375%	11/15/2024	3,850	3,949
Real Estate Investment Trusts (0.4%)
Boston Properties, Inc.	6.25%	1/15/2013	1,590	1,728
Boston Properties, Inc.	5.625%	4/15/2015	3,950	4,090
Brandywine Realty Trust	4.50%	11/1/2009	4,300	4,269
Brandywine Realty Trust	5.40%	11/1/2014	2,675	2,680
EOP Operating LP	8.375%	3/15/2006	3,059	3,238
EOP Operating LP	7.75%	11/15/2007	5,450	6,020
EOP Operating LP	6.75%	2/15/2008	2,100	2,259
EOP Operating LP	8.10%	8/1/2010	1,000	1,171
EOP Operating LP	4.65%	10/1/2010	6,825	6,853
EOP Operating LP	7.00%	7/15/2011	1,250	1,409
EOP Operating LP	6.75%	2/15/2012	6,935	7,717
EOP Operating LP	5.875%	1/15/2013	1,690	1,790
EOP Operating LP	4.75%	3/15/2014	2,650	2,565
EOP Operating LP	7.875%	7/15/2031	1,300	1,567
ERP Operating LP	6.625%	3/15/2012	8,400	9,337
Health Care Property Investment, Inc.	6.45%	6/25/2012	10,625	11,594
HRPT Properties Trust	6.25%	8/15/2016	1,700	1,788
ProLogis	5.50%	3/1/2013	2,650	2,730
Regency Centers LP	6.75%	1/15/2012	7,875	8,706
Simon Property Group Inc.	6.375%	11/15/2007	18,700	19,980
Simon Property Group Inc.	4.875%	8/15/2010 (2)	1,425	1,450
Simon Property Group Inc.	6.35%	8/28/2012	55	60
Vornado Realty	5.625%	6/15/2007	3,550	3,694

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Other (0.1%)
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007 (2)	$ 1,925	$ 1,924
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,065	3,038
Berkshire Hathaway Finance Corp.	4.20%	12/15/2010	4,300	4,330
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,175	2,177
Berkshire Hathaway Finance Corp.	5.10%	7/15/2014 (2)	575	588
J. Paul Getty Trust	5.875%	10/1/2033	2,800	2,910

				2,409,034

Industrial (11.1%)
Basic Industry (0.7%)
Alcan, Inc.	4.50%	5/15/2013	5,400	5,299
Alcan, Inc.	5.20%	1/15/2014	875	894
Alcan, Inc.	6.125%	12/15/2033	1,500	1,586
Alcoa, Inc.	4.25%	8/15/2007	30,625	31,159
Aluminum Co. of America	6.75%	1/15/2028	500	578
Barrick Gold Finance Inc.	4.875%	11/15/2014	3,425	3,412
BHP Billington Finance BV	4.80%	4/15/2013	10,490	10,615
Celulosa Arauco Constitution SA	8.625%	8/15/2010	7,550	8,920
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,000	2,068
Domtar, Inc.	7.875%	10/15/2011	1,750	2,012
Dow Chemical Co.	6.125%	2/1/2011	9,725	10,604
Dow Chemical Co.	7.375%	11/1/2029	5,900	7,179
E.I. du Pont de Nemours & Co.	3.375%	11/15/2007	220	219
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	7,300	8,199
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	3,550	3,574
E.I. du Pont de Nemours & Co.	4.75%	11/15/2012	670	684
E.I. du Pont de Nemours & Co.	4.875%	4/30/2014	2,875	2,935
E.I. du Pont de Nemours & Co.	6.50%	1/15/2028	1,500	1,727
Eastman Chemical Co.	7.25%	1/15/2024	600	678
Eastman Chemical Co.	7.60%	2/1/2027	2,838	3,359
Falconbridge Ltd.	7.35%	6/5/2012	900	1,019
Falconbridge Ltd.	5.375%	6/1/2015	450	452
ICI Wilmington	4.375%	12/1/2008	4,125	4,141
ICI Wilmington	5.625%	12/1/2013	900	932
Inco Ltd.	7.75%	5/15/2012	10	12
Inco Ltd.	5.70%	10/15/2015	750	779
Inco Ltd.	7.20%	9/15/2032	1,500	1,770
International Paper Co.	4.25%	1/15/2009	3,525	3,540
International Paper Co.	6.75%	9/1/2011	500	560
International Paper Co.	5.85%	10/30/2012 (3)	6,795	7,231
International Paper Co.	5.30%	4/1/2015	2,200	2,222
MeadWestvaco Corp.	6.85%	4/1/2012	40	45
Noranda, Inc.	7.25%	7/15/2012	2,725	3,101
Placer Dome, Inc.	6.45%	10/15/2035	2,650	2,825
Potash Corp. of Saskatchewan	7.75%	5/31/2011	11,600	13,701
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,500
Praxair, Inc.	6.90%	11/1/2006	14,525	15,427
Praxair, Inc.	2.75%	6/15/2008	1,700	1,638
Praxair, Inc.	3.95%	6/1/2013	1,200	1,146
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	4,000	3,832
Rohm & Haas Co.	7.40%	7/15/2009	495	561
Rohm & Haas Co.	9.80%	4/15/2020 (1)	3,236	4,203

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Rohm & Haas Co.	7.85%	7/15/2029	$ 2,900	$ 3,756
Westvaco Corp.	8.20%	1/15/2030	1,050	1,305
Weyerhaeuser Co.	6.00%	8/1/2006	450	468
Weyerhaeuser Co.	6.125%	3/15/2007	4,408	4,650
Weyerhaeuser Co.	6.75%	3/15/2012	7,295	8,211
Weyerhaeuser Co.	7.375%	3/15/2032	9,455	11,176
Capital Goods (1.2%)
BAE Systems	7.156%	12/15/2011 (1)(2)	3,604	3,928
Boeing Capital Corp.	5.75%	2/15/2007	2,545	2,660
Boeing Capital Corp.	6.50%	2/15/2012	13,025	14,600
Boeing Capital Corp.	5.80%	1/15/2013	4,090	4,409
Caterpillar Financial Services Corp.	5.95%	5/1/2006	3,000	3,108
Caterpillar Financial Services Corp.	2.70%	7/15/2008	1,850	1,785
Caterpillar, Inc.	7.30%	5/1/2031	1,250	1,574
Caterpillar, Inc.	6.95%	5/1/2042	1,275	1,548
Caterpillar, Inc.	7.375%	3/1/2097	6,675	8,229
CRH America Inc.	6.95%	3/15/2012	6,810	7,770
CRH America Inc.	6.40%	10/15/2033	2,820	3,056
Deere & Co.	6.95%	4/25/2014	7,550	8,791
Deere & Co.	8.10%	5/15/2030	4,930	6,649
Emerson Electric Co.	7.125%	8/15/2010	4,350	4,978
Emerson Electric Co.	4.625%	10/15/2012	5,700	5,733
Emerson Electric Co.	5.00%	12/15/2014	5,300	5,381
General Dynamics Corp.	2.125%	5/15/2006	3,500	3,453
General Dynamics Corp.	3.00%	5/15/2008	6,450	6,298
General Dynamics Corp.	4.50%	8/15/2010	25	25
General Dynamics Corp.	4.25%	5/15/2013	4,290	4,200
General Dynamics Corp.	5.375%	8/15/2015	1,250	1,315
General Electric Co.	5.00%	2/1/2013	18,940	19,427
Goodrich Corp.	7.625%	12/15/2012	25	30
Hanson PLC	7.875%	9/27/2010	1,000	1,167
Hanson PLC	5.25%	3/15/2013	4,700	4,739
Honeywell International, Inc.	5.125%	11/1/2006	1,500	1,546
Honeywell International, Inc.	7.50%	3/1/2010	500	577
Honeywell International, Inc.	6.125%	11/1/2011	2,500	2,740
Ingersoll-Rand Co.	6.25%	5/15/2006	9,575	9,944
John Deere Capital Corp.	3.90%	1/15/2008	2,750	2,769
John Deere Capital Corp.	7.00%	3/15/2012	10,400	12,007
Lockheed Martin Corp.	7.65%	5/1/2016	4,575	5,580
Lockheed Martin Corp.	7.75%	5/1/2026	600	737
Lockheed Martin Corp.	8.50%	12/1/2029	12,075	16,427
Masco Corp.	6.75%	3/15/2006	14,000	14,571
Masco Corp.	4.625%	8/15/2007	670	686
Masco Corp.	5.875%	7/15/2012	60	65
Masco Corp.	7.75%	8/1/2029	450	561
Masco Corp.	6.50%	8/15/2032	1,300	1,415
Northrop Grumman Corp.	7.125%	2/15/2011	5,000	5,708
Northrop Grumman Corp.	7.875%	3/1/2026	2,600	3,261
Northrop Grumman Corp.	7.75%	2/15/2031	3,265	4,128
Raytheon Co.	4.50%	11/15/2007	1,064	1,086
Raytheon Co.	6.15%	11/1/2008	1,186	1,274

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Raytheon Co.	8.30%	3/1/2010	$ 4,585	$ 5,431
Raytheon Co.	5.50%	11/15/2012	3,000	3,163
Raytheon Co.	5.375%	4/1/2013	6,740	7,027
Raytheon Co.	7.20%	8/15/2027	5,500	6,426
Republic Services, Inc.	7.125%	5/15/2009	2,225	2,481
Republic Services, Inc.	6.75%	8/15/2011	1,000	1,126
Textron Financial Corp.	5.875%	6/1/2007	2,200	2,316
Textron, Inc.	6.50%	6/1/2012	8,925	9,829
The Boeing Co.	8.75%	8/15/2021	1,700	2,293
The Boeing Co.	8.75%	9/15/2031	1,050	1,468
The Boeing Co.	6.625%	2/15/2038	5,045	5,608
TRW, Inc.	7.75%	6/1/2029	2,800	3,421
Tyco International Group SA	6.375%	2/15/2006	3,560	3,675
Tyco International Group SA	5.80%	8/1/2006	1,600	1,659
Tyco International Group SA	6.75%	2/15/2011	9,450	10,594
Tyco International Group SA	6.375%	10/15/2011	7,525	8,302
Tyco International Group SA	6.00%	11/15/2013	1,825	1,978
Tyco International Group SA	7.00%	6/15/2028	5,475	6,336
Tyco International Group SA	6.875%	1/15/2029	2,125	2,432
United Technologies Corp.	4.875%	11/1/2006	8,560	8,788
United Technologies Corp.	6.35%	3/1/2011	1,000	1,112
United Technologies Corp.	8.875%	11/15/2019	4,000	5,420
United Technologies Corp.	6.70%	8/1/2028	1,642	1,887
United Technologies Corp.	7.50%	9/15/2029	2,875	3,629
USA Waste Services, Inc.	7.125%	10/1/2007	250	271
USA Waste Services, Inc.	7.00%	7/15/2028	1,525	1,714
Waste Management, Inc.	6.50%	11/15/2008	12,225	13,266
Waste Management, Inc.	6.875%	5/15/2009	2,370	2,607
Waste Management, Inc.	7.375%	8/1/2010	2,250	2,566
Waste Management, Inc.	5.00%	3/15/2014	1,700	1,703
Waste Management, Inc.	7.75%	5/15/2032	4,900	6,032
WMX Technologies Inc.	7.10%	8/1/2026	1,375	1,557
Communication (2.8%)
360 Communications Co.	7.50%	3/1/2006	450	472
America Movil SA de C.V	4.125%	3/1/2009	5,550	5,456
America Movil SA de C.V	5.50%	3/1/2014	2,675	2,630
America Movil SA de C.V	5.75%	1/15/2015 (2)	4,025	3,993
AT&T Wireless Services, Inc.	7.35%	3/1/2006	1,250	1,308
AT&T Wireless Services, Inc.	7.875%	3/1/2011	14,830	17,455
AT&T Wireless Services, Inc.	8.125%	5/1/2012	12,255	14,792
AT&T Wireless Services, Inc.	8.75%	3/1/2031	7,430	10,002
BellSouth Capital Funding	7.875%	2/15/2030	16,900	20,965
BellSouth Corp.	5.00%	10/15/2006	3,884	3,990
BellSouth Corp.	4.20%	9/15/2009	4,875	4,892
BellSouth Corp.	6.00%	10/15/2011	120	131
BellSouth Corp.	4.75%	11/15/2012	5,925	5,974
BellSouth Corp.	5.20%	9/15/2014	4,150	4,224
BellSouth Corp.	6.875%	10/15/2031	3,820	4,331
BellSouth Corp.	6.55%	6/15/2034	4,550	4,976
BellSouth Corp.	6.00%	11/15/2034	5,300	5,383
Belo Corp.	7.25%	9/15/2027	340	374

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

British Sky Broadcasting Corp.	7.30%	10/15/2006	$ 1,725	$ 1,831
British Sky Broadcasting Corp.	6.875%	2/23/2009	1,725	1,894
British Sky Broadcasting Corp.	8.20%	7/15/2009	1,725	1,992
British Telecommunications PLC	7.875%	12/15/2005 (3)	25,200	26,278
British Telecommunications PLC	8.375%	12/15/2010 (3)	785	939
British Telecommunications PLC	8.875%	12/15/2030 (3)	7,510	10,016
Century Tel Enterprises	6.875%	1/15/2028	1,000	1,060
CnturyTel, Inc.	7.875%	8/15/2012	2,600	3,055
Cingular Wireless	5.625%	12/15/2006	5,000	5,197
Cingular Wireless	7.125%	12/15/2031	1,820	2,071
Clear Channel Communications, Inc.	4.625%	1/15/2008	3,200	3,251
Clear Channel Communications, Inc.	7.65%	9/15/2010	1,245	1,417
Clear Channel Communications, Inc.	5.00%	3/15/2012	17,350	17,169
Clear Channel Communications, Inc.	5.75%	1/15/2013	3,200	3,303
Clear Channel Communications, Inc.	5.50%	9/15/2014	2,850	2,862
Clear Channel Communications, Inc.	7.25%	10/15/2027	1,300	1,466
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	915	1,129
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	3,661	5,072
Comcast Cable Communications, Inc.	6.375%	1/30/2006	14,450	14,914
Comcast Cable Communications, Inc.	8.375%	5/1/2007	3,000	3,318
Comcast Cable Communications, Inc.	6.75%	1/30/2011	4,115	4,613
Comcast Cable Communications, Inc.	8.875%	5/1/2017	2,600	3,379
Comcast Corp.	5.30%	1/15/2014	3,100	3,184
Comcast Corp.	6.50%	1/15/2015	3,990	4,423
Comcast Corp.	7.05%	3/15/2033	1,240	1,420
Cox Communications, Inc.	3.875%	10/1/2008	1,250	1,233
Cox Communications, Inc.	4.625%	1/15/2010 (2)	6,100	6,081
Cox Communications, Inc.	7.75%	11/1/2010	6,650	7,604
Cox Communications, Inc.	7.125%	10/1/2012	6,000	6,714
Cox Communications, Inc.	5.45%	12/15/2014 (2)	7,050	7,053
Deutsche Telekom International Finance	3.875%	7/22/2008	4,025	4,020
Deutsche Telekom International Finance	8.50%	6/15/2010 (3)	14,435	17,184
Deutsche Telekom International Finance	5.25%	7/22/2013	950	975
Deutsche Telekom International Finance	8.75%	6/15/2030 (3)	20,280	26,674
France Telecom	7.95%	3/1/2006 (3)	11,500	12,083
France Telecom	8.50%	3/1/2011 (3)	500	596
France Telecom	9.25%	3/1/2031 (3)	18,525	25,074
Gannett Co., Inc.	6.375%	4/1/2012	2,900	3,228
Grupo Televisa SA	8.50%	3/11/2032	750	863
GTE Corp.	6.36%	4/15/2006	1,045	1,084
GTE Corp.	8.75%	11/1/2021	3,835	4,834
GTE Corp.	6.94%	4/15/2028	220	245
GTE South, Inc.	6.125%	6/15/2007	6,900	7,223
Koninklijke KPN NV	8.00%	10/1/2010	4,365	5,143
Koninklijke KPN NV	8.375%	10/1/2030	4,115	5,336
New England Telephone & Telegraph Co.	6.875%	10/1/2023	2,815	2,891
New England Telephone & Telegraph Co.	7.875%	11/15/2029	2,350	2,812
News America Holdings, Inc.	9.25%	2/1/2013	5,841	7,498
News America Holdings, Inc.	8.00%	10/17/2016	9,075	11,028
News America Holdings, Inc.	7.70%	10/30/2025	900	1,060
News America Holdings, Inc.	8.15%	10/17/2036	2,700	3,392
News America Holdings, Inc.	7.75%	12/1/2045	1,775	2,128

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

News America Inc.	5.30%	12/15/2014 (2)	$ 2,600	$ 2,619
News America Inc.	6.20%	12/15/2034 (2)	7,475	7,528
Pacific Bell	7.125%	3/15/2026	1,700	1,926
R.R. Donnelley & Sons Co.	3.75%	4/1/2009	2,275	2,228
R.R. Donnelley & Sons Co.	4.95%	4/1/2014	2,375	2,362
SBC Communications, Inc.	5.75%	5/2/2006	570	588
SBC Communications, Inc.	4.125%	9/15/2009	8,850	8,832
SBC Communications, Inc.	6.25%	3/15/2011	10,390	11,378
SBC Communications, Inc.	5.875%	2/1/2012	2,000	2,149
SBC Communications, Inc.	5.875%	8/15/2012	10,250	11,051
SBC Communications, Inc.	5.10%	9/15/2014	12,500	12,620
SBC Communications, Inc.	5.625%	6/15/2016	3,675	3,801
SBC Communications, Inc.	6.45%	6/15/2034	3,950	4,236
SBC Communications, Inc.	6.15%	9/15/2034	1,425	1,469
Sprint Capital Corp.	6.00%	1/15/2007	15,290	15,979
Sprint Capital Corp.	6.125%	11/15/2008	7,450	7,988
Sprint Capital Corp.	7.625%	1/30/2011	3,150	3,652
Sprint Capital Corp.	8.375%	3/15/2012	590	720
Sprint Capital Corp.	6.875%	11/15/2028	6,225	6,804
Sprint Capital Corp.	8.75%	3/15/2032	25,225	33,719
TCI Communications, Inc.	8.75%	8/1/2015	17,295	21,957
TCI Communications, Inc.	7.875%	2/15/2026	500	605
Telecom Italia Capital	4.00%	11/15/2008	8,625	8,587
Telecom Italia Capital	4.00%	1/15/2010 (2)	4,250	4,160
Telecom Italia Capital	5.25%	11/15/2013	10,035	10,124
Telecom Italia Capital	4.95%	9/30/2014 (2)	3,900	3,810
Telecom Italia Capital	6.375%	11/15/2033	3,775	3,875
Telecom Italia Capital	6.00%	9/30/2034 (2)	3,450	3,367
Tele-Communications, Inc.	7.875%	8/1/2013	14,550	17,410
Telecomunicaciones de Puerto Rico	6.65%	5/15/2006	2,175	2,256
Telecomunicaciones de Puerto Rico	6.80%	5/15/2009	4,600	4,929
Telefonica Europe BV	7.75%	9/15/2010	5,000	5,818
Telefonica Europe BV	8.25%	9/15/2030	4,875	6,462
Telefonos de Mexico SA	8.25%	1/26/2006	10,075	10,578
Telus Corp.	7.50%	6/1/2007	3,875	4,209
Telus Corp.	8.00%	6/1/2011	6,025	7,130
Thomson Corp.	5.75%	2/1/2008	8,600	8,962
Time Warner Entertainment	7.25%	9/1/2008	1,275	1,415
Time Warner Entertainment	10.15%	5/1/2012	1,400	1,822
Time Warner Entertainment	8.375%	3/15/2023	9,690	12,058
Time Warner Entertainment	8.375%	7/15/2033	3,435	4,414
Univision Communications, Inc.	2.875%	10/15/2006	2,625	2,595
US Cellular	6.70%	12/15/2033	3,950	4,171
USA Interactive	7.00%	1/15/2013	4,325	4,764
Verizon Global Funding Corp.	6.75%	12/1/2005	2,075	2,143
Verizon Global Funding Corp.	6.875%	6/15/2012	16,325	18,672
Verizon Global Funding Corp.	7.375%	9/1/2012	11,500	13,519
Verizon Global Funding Corp.	4.375%	6/1/2013	560	545
Verizon Global Funding Corp.	7.75%	12/1/2030	1,965	2,436
Verizon Maryland, Inc.	5.125%	6/15/2033	450	396
Verizon New England Telephone Co.	6.50%	9/15/2011	1,145	1,257
Verizon New Jersey, Inc.	5.875%	1/17/2012	11,990	12,719

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Verizon New York, Inc.	6.875%	4/1/2012	$ 2,700	$ 3,043
Verizon New York, Inc.	7.375%	4/1/2032	2,850	3,284
Verizon Pennsylvania, Inc.	5.65%	11/15/2011	11,500	12,117
Verizon Wireless Capital	5.375%	12/15/2006	14,470	14,979
Vodafone AirTouch PLC	7.75%	2/15/2010	2,225	2,586
Vodafone AirTouch PLC	7.875%	2/15/2030	4,575	5,868
Vodafone Group PLC	3.95%	1/30/2008	4,400	4,437
Vodafone Group PLC	5.00%	12/16/2013	3,650	3,712
Vodafone Group PLC	6.25%	11/30/2032	1,800	1,962
WPP Finance USA Corp.	5.875%	6/15/2014 (2)	4,200	4,402
Consumer Cyclical (2.6%)
Brinker International	5.75%	6/1/2014	1,975	2,060
Cendant Corp.	6.875%	8/15/2006	12,760	13,427
Cendant Corp.	6.25%	1/15/2008	7,000	7,469
Cendant Corp.	7.375%	1/15/2013	4,450	5,156
Cendant Corp.	7.125%	3/15/2015	250	287
Centex Corp.	4.75%	1/15/2008	340	347
Centex Corp.	7.875%	2/1/2011	40	47
Centex Corp.	5.125%	10/1/2013	3,740	3,740
Chrysler Corp.	7.45%	3/1/2027	3,800	4,207
Cooper Tire & Rubber Co.	7.75%	12/15/2009	1,175	1,326
Costco Wholesale Corp.	5.50%	3/15/2007	8,600	8,959
CVS Corp.	4.00%	9/15/2009	3,675	3,660
CVS Corp.	4.875%	9/15/2014	2,850	2,839
DaimlerChrysler North America Holding Corp.	7.375%	9/15/2006	2,775	2,955
DaimlerChrysler North America Holding Corp.	4.75%	1/15/2008	22,400	22,859
DaimlerChrysler North America Holding Corp.	4.05%	6/4/2008	13,500	13,464
DaimlerChrysler North America Holding Corp.	7.75%	1/18/2011	7,835	9,050
DaimlerChrysler North America Holding Corp.	7.30%	1/15/2012	10,020	11,382
DaimlerChrysler North America Holding Corp.	8.50%	1/18/2031	8,430	10,499
Delphi Corp.	6.55%	6/15/2006	1,700	1,750
Delphi Corp.	6.50%	8/15/2013	4,900	4,854
Federated Department Stores, Inc.	6.625%	4/1/2011	1,800	2,013
Federated Department Stores, Inc.	6.79%	7/15/2027	2,880	3,160
Federated Department Stores, Inc.	7.00%	2/15/2028	25	28
Federated Department Stores, Inc.	6.90%	4/1/2029	2,250	2,517
Ford Capital BV	9.50%	6/1/2010	600	686
Ford Motor Co.	6.625%	10/1/2028	5,685	5,286
Ford Motor Co.	6.375%	2/1/2029	10,400	9,373
Ford Motor Co.	7.45%	7/16/2031	19,235	19,285
Ford Motor Co.	8.90%	1/15/2032	900	1,019
Ford Motor Co.	9.98%	2/15/2047	4,375	5,406
Ford Motor Credit Co.	6.875%	2/1/2006	14,125	14,558
Ford Motor Credit Co.	6.50%	1/25/2007	65,005	67,586
Ford Motor Credit Co.	7.75%	2/15/2007	11,425	12,154
Ford Motor Credit Co.	5.625%	10/1/2008	560	572
Ford Motor Credit Co.	5.80%	1/12/2009	5,000	5,101
Ford Motor Credit Co.	7.375%	10/28/2009	5,500	5,929
Ford Motor Credit Co.	5.70%	1/15/2010	3,500	3,528
Ford Motor Credit Co.	7.875%	6/15/2010	2,500	2,748
Ford Motor Credit Co.	7.375%	2/1/2011	7,000	7,548

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Ford Motor Credit Co.	7.25%	10/25/2011	$18,500	$ 19,855
Ford Motor Credit Co.	7.00%	10/1/2013	3,335	3,525
General Motors Acceptance Corp.	6.625%	10/15/2005	900	919
General Motors Acceptance Corp.	6.75%	1/15/2006	2,010	2,062
General Motors Acceptance Corp.	4.50%	7/15/2006	4,625	4,633
General Motors Acceptance Corp.	6.125%	9/15/2006	23,500	24,101
General Motors Acceptance Corp.	6.125%	2/1/2007	7,300	7,505
General Motors Acceptance Corp.	6.15%	4/5/2007	4,500	4,626
General Motors Acceptance Corp.	6.125%	8/28/2007	3,900	4,019
General Motors Acceptance Corp.	5.625%	5/15/2009	2,875	2,872
General Motors Acceptance Corp.	7.75%	1/19/2010	7,680	8,242
General Motors Acceptance Corp.	7.25%	3/2/2011	1,500	1,571
General Motors Acceptance Corp.	6.875%	9/15/2011	37,320	38,179
General Motors Acceptance Corp.	7.00%	2/1/2012	20,280	20,830
General Motors Acceptance Corp.	6.875%	8/28/2012	6,050	6,161
General Motors Acceptance Corp.	6.75%	12/1/2014	4,775	4,773
General Motors Acceptance Corp.	8.00%	11/1/2031	11,710	11,974
General Motors Corp.	7.20%	1/15/2011	4,525	4,630
General Motors Corp.	8.80%	3/1/2021	1,925	2,100
General Motors Corp.	8.25%	7/15/2023	8,500	8,831
General Motors Corp.	8.375%	7/15/2033	20,100	20,763
Harrah's Operating Co., Inc.	7.125%	6/1/2007	8,825	9,446
Harrah's Operating Co., Inc.	7.50%	1/15/2009	2,335	2,591
Harrah's Operating Co., Inc.	8.00%	2/1/2011	296	343
Harrah's Operating Co., Inc.	5.375%	12/15/2013	2,800	2,818
Hilton Hotels Corp.	7.625%	12/1/2012	2,300	2,680
Home Depot Inc.	3.75%	9/15/2009 (2)	9,775	9,677
Kohl's Corp.	6.00%	1/15/2033	5,675	5,922
Lear Corp.	5.75%	8/1/2014 (2)	1,450	1,474
Lennar Corp.	5.95%	3/1/2013	610	639
Liberty Media Corp.	3.50%	9/25/2006	2,010	2,000
Liberty Media Corp.	7.875%	7/15/2009	2,800	3,127
Liberty Media Corp.	8.25%	2/1/2030	9,675	11,022
Lowe's Cos., Inc.	6.875%	2/15/2028	260	305
Lowe's Cos., Inc.	6.50%	3/15/2029	4,726	5,335
May Department Stores Co.	3.95%	7/15/2007	925	929
May Department Stores Co.	5.75%	7/15/2014	2,825	2,901
May Department Stores Co.	9.75%	2/15/2021 (1)	1,056	1,333
May Department Stores Co.	6.65%	7/15/2024	2,500	2,613
May Department Stores Co.	6.70%	7/15/2034	1,900	1,997
McDonald's Corp.	6.00%	4/15/2011	3,560	3,859
Nordstrom, Inc.	6.95%	3/15/2028	1,400	1,554
Pulte Homes, Inc.	4.875%	7/15/2009	2,675	2,706
Pulte Homes, Inc.	6.25%	2/15/2013	450	480
Pulte Homes, Inc.	5.25%	1/15/2014	500	497
Pulte Homes, Inc.	7.875%	6/15/2032	7,800	9,247
Target Corp.	3.375%	3/1/2008	13,500	13,352
Target Corp.	5.40%	10/1/2008	315	332
Target Corp.	6.35%	1/15/2011	195	216
Target Corp.	4.00%	6/15/2013	670	644
Target Corp.	7.00%	7/15/2031	11,260	13,680
Target Corp.	6.35%	11/1/2032	1,000	1,130

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

The Walt Disney Co.	5.50%	12/29/2006	$ 3,375	$ 3,501
The Walt Disney Co.	5.375%	6/1/2007	13,296	13,833
The Walt Disney Co.	6.375%	3/1/2012	2,775	3,084
Time Warner, Inc.	6.125%	4/15/2006	2,900	3,000
Time Warner, Inc.	6.15%	5/1/2007	17,775	18,790
Time Warner, Inc.	8.18%	8/15/2007	2,350	2,601
Time Warner, Inc.	6.75%	4/15/2011	1,650	1,851
Time Warner, Inc.	6.875%	5/1/2012	5,475	6,222
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,891
Time Warner, Inc.	9.15%	2/1/2023	5,100	6,804
Time Warner, Inc.	7.57%	2/1/2024	1,500	1,760
Time Warner, Inc.	6.625%	5/15/2029	5,150	5,561
Time Warner, Inc.	7.625%	4/15/2031	3,355	4,042
Time Warner, Inc.	7.70%	5/1/2032	9,890	12,046
Toyota Motor Credit Corp.	2.875%	8/1/2008	560	545
Toyota Motor Credit Corp.	4.35%	12/15/2010	4,100	4,161
Viacom International Inc.	7.70%	7/30/2010	5,475	6,398
Viacom International Inc.	6.625%	5/15/2011	5,975	6,704
Viacom International Inc.	5.625%	8/15/2012	6,500	6,935
Viacom International Inc.	7.875%	7/30/2030	5,335	6,803
Viacom International Inc.	5.50%	5/15/2033	2,750	2,663
Wal-Mart Stores, Inc.	6.875%	8/10/2009	4,595	5,158
Wal-Mart Stores, Inc.	4.125%	2/15/2011	3,925	3,938
Wal-Mart Stores, Inc.	4.55%	5/1/2013	2,500	2,523
Wal-Mart Stores, Inc.	7.55%	2/15/2030	15,545	20,168
Wal-Mart Stores, Inc. Canada	5.58%	5/1/2006 (2)	6,850	7,058
Yum! Brands, Inc.	8.875%	4/15/2011	2,400	2,956
Yum! Brands, Inc.	7.70%	7/1/2012	1,500	1,777
Consumer Noncyclical (2.0%)
Abbott Laboratories	5.625%	7/1/2006	14,086	14,578
Abbott Laboratories	3.50%	2/17/2009	1,650	1,634
Albertson's, Inc.	7.50%	2/15/2011	8,060	9,351
Albertson's, Inc.	7.45%	8/1/2029	3,050	3,576
Albertson's, Inc.	8.00%	5/1/2031	1,700	2,119
Altria Group, Inc.	5.625%	11/4/2008	5,600	5,792
Amgen Inc.	4.00%	11/18/2009 (2)	7,625	7,587
Amgen Inc.	4.85%	11/18/2014 (2)	5,000	4,983
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	1,500	1,644
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	450	446
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	3,375	3,704
Anheuser-Busch Cos., Inc.	6.80%	8/20/2032	1,825	2,184
Anthem, Inc.	6.80%	8/1/2012	60	68
Archer-Daniels-Midland Co.	8.125%	6/1/2012	4,200	5,151
Archer-Daniels-Midland Co.	7.50%	3/15/2027	1,450	1,800
Archer-Daniels-Midland Co.	5.935%	10/1/2032	2,600	2,745
AstraZeneca PLC	5.40%	6/1/2014	3,875	4,072
Baxter International, Inc.	5.25%	5/1/2007	1,750	1,810
Boston Scientific	5.45%	6/15/2014	3,350	3,469
Bottling Group LLC	4.625%	11/15/2012	17,285	17,513
Bristol-Myers Squibb Co.	4.00%	8/15/2008	3,250	3,265
Bristol-Myers Squibb Co.	5.75%	10/1/2011	17,550	18,786

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Bristol-Myers Squibb Co.	6.875%	8/1/2097	$ 1,300	$ 1,482
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	3,500	3,528
Bunge Ltd. Finance Corp.	5.35%	4/15/2014	2,575	2,629
C.R. Bard, Inc.	6.70%	12/1/2026	7,050	7,431
Campbell Soup Co.	5.50%	3/15/2007	1,400	1,458
Campbell Soup Co.	6.75%	2/15/2011	3,500	3,944
Cardinal Health, Inc.	4.00%	6/15/2015	650	578
Cia. Brasil de Bebidas AmBev	10.50%	12/15/2011	2,630	3,301
Cia. Brasil de Bebidas AmBev	8.75%	9/15/2013	3,500	4,078
CIGNA Corp.	7.875%	5/15/2027	750	887
Clorox Co.	4.20%	1/15/2010 (2)	7,700	7,733
Clorox Co.	5.00%	1/15/2015 (2)	3,275	3,330
Coca-Cola Enterprises Inc.	4.25%	9/15/2010	340	341
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	15,700	17,263
Coca-Cola Enterprises Inc.	8.50%	2/1/2022	4,100	5,463
Coca-Cola Enterprises Inc.	8.00%	9/15/2022	1,550	1,989
Coca-Cola Enterprises Inc.	6.95%	11/15/2026	170	200
Coca-Cola HBC Finance	5.125%	9/17/2013	670	686
Conagra Foods Inc.	7.125%	10/1/2026	1,100	1,316
Conagra, Inc.	7.875%	9/15/2010	8,400	9,875
Conagra, Inc.	9.75%	3/1/2021	750	1,052
Conagra, Inc.	8.25%	9/15/2030	1,670	2,222
Coors Brewing Co.	6.375%	5/15/2012	900	987
Diageo Capital PLC	3.50%	11/19/2007	7,550	7,535
Diageo Capital PLC	3.375%	3/20/2008	14,150	14,010
Diageo Capital PLC	7.25%	11/1/2009	450	512
Eli Lilly & Co.	6.00%	3/15/2012	2,575	2,821
General Mills, Inc.	2.625%	10/24/2006	8,750	8,621
General Mills, Inc.	5.125%	2/15/2007	11,575	11,932
General Mills, Inc.	6.00%	2/15/2012	2,665	2,885
Gillette Co.	3.80%	9/15/2009	1,400	1,394
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	7,675	7,539
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	3,125	3,037
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,750	3,721
Grand Metropolitan Investment Corp.	9.00%	8/15/2011	1,550	1,957
Grand Metropolitan Investment Corp.	7.45%	4/15/2035	500	627
H.J. Heinz Co.	6.625%	7/15/2011 (3)	3,000	3,377
H.J. Heinz Co.	6.375%	7/15/2028	3,525	3,941
H.J. Heinz Co.	6.75%	3/15/2032 (3)	500	582
Hospira, Inc.	4.95%	6/15/2009	3,175	3,235
Hospira, Inc.	5.90%	6/15/2014	1,975	2,054
Imperial Tobacco	7.125%	4/1/2009	1,000	1,101
International Flavors & Fragrances	6.45%	5/15/2006	3,800	3,952
Johnson & Johnson	3.80%	5/15/2013	4,115	3,923
Johnson & Johnson	6.95%	9/1/2029	450	547
Johnson & Johnson	4.95%	5/15/2033	3,300	3,119
Kellogg Co.	6.00%	4/1/2006	13,800	14,261
Kellogg Co.	2.875%	6/1/2008	2,725	2,650
Kellogg Co.	6.60%	4/1/2011	450	505
Kellogg Co.	7.45%	4/1/2031	6,140	7,734
Kimberly-Clark Corp.	7.10%	8/1/2007	1,340	1,459
Kimberly-Clark Corp.	5.625%	2/15/2012	1,900	2,035

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Kraft Foods, Inc.	4.625%	11/1/2006	$17,475	$ 17,829
Kraft Foods, Inc.	4.125%	11/12/2009	4,250	4,226
Kraft Foods, Inc.	5.625%	11/1/2011	4,775	5,052
Kraft Foods, Inc.	6.25%	6/1/2012	950	1,040
Kraft Foods, Inc.	5.25%	10/1/2013	340	350
Kraft Foods, Inc.	6.50%	11/1/2031	11,400	12,549
Kroger Co.	7.25%	6/1/2009	4,225	4,728
Kroger Co.	6.80%	4/1/2011	600	675
Kroger Co.	7.70%	6/1/2029	10,625	12,772
Kroger Co.	8.00%	9/15/2029	1,450	1,800
Kroger Co.	7.50%	4/1/2031	420	501
Laboratory Corp. of America	5.50%	2/1/2013	340	352
Merck & Co.	5.25%	7/1/2006	670	689
Merck & Co.	6.40%	3/1/2028	1,730	1,876
Newell Rubbermaid, Inc.	6.00%	3/15/2007	900	942
Newell Rubbermaid, Inc.	4.00%	5/1/2010	3,500	3,382
Pepsi Bottling Group, Inc.	7.00%	3/1/2029	2,000	2,411
Pfizer, Inc.	4.50%	2/15/2014	5,400	5,342
Pharmacia Corp.	5.75%	12/1/2005 (3)	11,990	12,274
Pharmacia Corp.	6.60%	12/1/2028 (3)	1,500	1,719
Philip Morris Cos., Inc.	7.65%	7/1/2008	3,325	3,630
Philip Morris Cos., Inc.	7.75%	1/15/2027	3,145	3,531
Procter & Gamble Co.	6.875%	9/15/2009	450	506
Procter & Gamble Co.	4.95%	8/15/2014	1,400	1,427
Procter & Gamble Co.	5.50%	2/1/2034	6,000	6,046
Procter & Gamble Co.	5.80%	8/15/2034	3,225	3,391
Procter & Gamble Co. ESOP	9.36%	1/1/2021 (1)	16,000	21,515
Quest Diagnostic, Inc.	6.75%	7/12/2006	9,255	9,705
Safeway, Inc.	6.15%	3/1/2006	1,000	1,031
Safeway, Inc.	4.95%	8/16/2010	3,775	3,827
Safeway, Inc.	6.50%	3/1/2011	3,450	3,768
Safeway, Inc.	5.80%	8/15/2012	875	921
Safeway, Inc.	7.25%	2/1/2031	1,850	2,111
Sara Lee Corp.	2.75%	6/15/2008	9,525	9,156
Sara Lee Corp.	6.25%	9/15/2011	350	388
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,370
Sara Lee Corp.	6.125%	11/1/2032	4,325	4,645
Schering-Plough Corp.	5.55%	12/1/2013	5,375	5,623
Schering-Plough Corp.	6.75%	12/1/2033	4,300	4,851
Tyson Foods, Inc.	7.25%	10/1/2006	3,500	3,708
Tyson Foods, Inc.	8.25%	10/1/2011	4,500	5,349
Unilever Capital Corp.	6.875%	11/1/2005	1,759	1,812
Unilever Capital Corp.	7.125%	11/1/2010	9,300	10,672
Unilever Capital Corp.	5.90%	11/15/2032	3,350	3,551
UnitedHealth Group, Inc.	5.20%	1/17/2007	4,050	4,186
UnitedHealth Group, Inc.	3.375%	8/15/2007	3,950	3,933
UnitedHealth Group, Inc.	4.125%	8/15/2009	3,375	3,376
UnitedHealth Group, Inc.	4.875%	4/1/2013	1,000	1,005
UnitedHealth Group, Inc.	5.00%	8/15/2014	3,725	3,746
Wellpoint Health Networks Inc.	6.375%	1/15/2012	3,790	4,163
Wellpoint Inc.	3.75%	12/14/2007 (2)	2,400	2,392
Wellpoint Inc.	4.25%	12/15/2009 (2)	1,800	1,794

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wellpoint Inc.	5.00%	12/15/2014 (2)	$ 1,025	$ 1,017
Wellpoint Inc.	5.95%	12/15/2034 (2)	3,650	3,672
Wyeth	4.375%	3/1/2008	9,395	9,513
Wyeth	6.95%	3/15/2011	1,500	1,681
Wyeth	5.50%	3/15/2013	8,375	8,691
Wyeth	5.50%	2/1/2014	750	774
Wyeth	6.45%	2/1/2024	1,925	2,044
Wyeth	6.50%	2/1/2034	3,175	3,371
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,150	1,408
Anadarko Finance Co.	6.75%	5/1/2011	525	593
Anadarko Finance Co.	7.50%	5/1/2031	8,225	10,168
Anadarko Petroleum Corp.	3.25%	5/1/2008	2,000	1,966
Apache Corp.	6.25%	4/15/2012	1,200	1,333
Apache Finance Canada	7.75%	12/15/2029	1,400	1,818
Atlantic Richfield Co.	5.90%	4/15/2009	4,009	4,323
Baker Hughes, Inc.	6.25%	1/15/2009	200	217
Baker Hughes, Inc.	6.875%	1/15/2029	1,000	1,174
BP Capital Markets PLC	2.35%	6/15/2006	750	745
BP Capital Markets PLC	2.75%	12/29/2006	1,175	1,163
BP Capital Markets PLC	2.625%	3/15/2007	2,225	2,196
Burlington Resources, Inc.	6.68%	2/15/2011	4,225	4,733
Burlington Resources, Inc.	7.20%	8/15/2031	900	1,073
Burlington Resources, Inc.	7.40%	12/1/2031	6,025	7,351
Canadian Natural Resources	7.20%	1/15/2032	700	825
Canadian Natural Resources	5.85%	2/1/2035	2,450	2,440
ChevronTexaco Capital Co.	3.50%	9/17/2007	6,050	6,062
Conoco Funding Co.	6.35%	10/15/2011	6,310	7,034
Conoco, Inc.	6.95%	4/15/2029	2,080	2,448
Devon Energy Corp.	2.75%	8/1/2006	670	664
Devon Energy Corp.	7.95%	4/15/2032	2,250	2,872
Devon Financing Corp.	6.875%	9/30/2011	2,010	2,272
Devon Financing Corp.	7.875%	9/30/2031	7,775	9,793
Encana Corp.	4.60%	8/15/2009	1,225	1,248
Encana Corp.	6.50%	8/15/2034	1,050	1,157
Encana Holdings Finance Corp.	5.80%	5/1/2014	2,750	2,922
Halliburton Co.	5.50%	10/15/2010	3,050	3,215
Halliburton Co.	8.75%	2/15/2021	2,250	2,948
Husky Energy Inc.	6.15%	6/15/2019	1,000	1,044
Kerr McGee Corp.	6.95%	7/1/2024	3,425	3,776
Marathon Oil Corp.	5.375%	6/1/2007	8,075	8,398
Marathon Oil Corp.	6.125%	3/15/2012	1,970	2,142
Marathon Oil Corp.	6.80%	3/15/2032	725	811
Nexen, Inc.	5.05%	11/20/2013	3,850	3,803
Nexen, Inc.	7.875%	3/15/2032	1,050	1,308
Norsk Hydro	6.36%	1/15/2009	3,000	3,253
Norsk Hydro	7.50%	10/1/2016	1,600	1,940
Norsk Hydro	7.25%	9/23/2027	3,900	4,705
Norsk Hydro	7.15%	1/15/2029	3,450	4,137
Occidental Petroleum	7.65%	2/15/2006	220	231
Occidental Petroleum	6.75%	1/15/2012	3,125	3,540

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Occidental Petroleum	7.20%	4/1/2028	$ 5,350	$ 6,370
PanCanadian Energy Corp.	7.20%	11/1/2031	7,150	8,528
Petro-Canada	4.00%	7/15/2013	2,000	1,873
Petro-Canada	5.00%	11/15/2014	2,500	2,495
Petro-Canada	7.875%	6/15/2026	1,975	2,452
Petro-Canada	7.00%	11/15/2028	1,650	1,886
Petro-Canada	5.35%	7/15/2033	6,100	5,658
PF Export Receivables Master Trust	6.60%	12/1/2011 (1)(2)	17,250	18,411
Phillips Petroleum Co.	8.75%	5/25/2010	1,250	1,516
Pioneer Natural Resources Co.	5.875%	7/15/2016	4,150	4,334
Pioneer Natural Resources Co.	7.20%	1/15/2028	2,150	2,465
Suncor Energy, Inc.	7.15%	2/1/2032	1,700	2,023
Sunoco, Inc.	4.875%	10/15/2014	1,750	1,729
Texaco Capital, Inc.	5.50%	1/15/2009	2,620	2,789
Tosco Corp.	7.80%	1/1/2027	1,650	2,077
Tosco Corp.	8.125%	2/15/2030	22,500	29,710
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	2,500	2,792
Transocean Sedco Forex, Inc.	7.50%	4/15/2031	750	918
Union Oil Co. of California	5.05%	10/1/2012	1,550	1,582
Valero Energy Corp.	6.125%	4/15/2007	8,900	9,362
Valero Energy Corp.	6.875%	4/15/2012	2,075	2,348
Valero Energy Corp.	4.75%	6/15/2013	340	336
Valero Energy Corp.	7.50%	4/15/2032	340	409
XTO Energy, Inc.	6.25%	4/15/2013	1,150	1,254
XTO Energy, Inc.	5.00%	1/31/2015 (2)	1,775	1,763
Technology (0.4%)
Computer Sciences Corp.	6.75%	6/15/2006	6,775	7,102
Computer Sciences Corp.	3.50%	4/15/2008	1,000	989
Computer Sciences Corp.	5.00%	2/15/2013	1,900	1,903
Deluxe Corp.	3.50%	10/1/2007 (2)	1,950	1,926
Eastman Kodak Co.	3.625%	5/15/2008	1,750	1,703
Equifax, Inc.	4.95%	11/1/2007	340	349
First Data Corp.	3.375%	8/1/2008	3,700	3,646
First Data Corp.	5.625%	11/1/2011	15,900	17,032
Hewlett-Packard Co.	5.75%	12/15/2006	5,575	5,812
Hewlett-Packard Co.	3.625%	3/15/2008	13,100	13,072
Hewlett-Packard Co.	6.50%	7/1/2012	560	625
International Business Machines Corp.	4.875%	10/1/2006	4,500	4,625
International Business Machines Corp.	6.45%	8/1/2007	2,900	3,106
International Business Machines Corp.	4.75%	11/29/2012	585	596
International Business Machines Corp.	7.50%	6/15/2013	4,000	4,784
International Business Machines Corp.	7.00%	10/30/2025	920	1,086
International Business Machines Corp.	6.22%	8/1/2027	5,725	6,233
International Business Machines Corp.	6.50%	1/15/2028	700	790
International Business Machines Corp.	7.125%	12/1/2096	14,085	16,777
Motorola, Inc.	7.625%	11/15/2010	11,200	12,993
Motorola, Inc.	8.00%	11/1/2011	1,750	2,087
Motorola, Inc.	7.50%	5/15/2025	5,000	5,779
Motorola, Inc.	6.50%	11/15/2028	2,000	2,095
Science Applications International Corp.	6.25%	7/1/2012	1,325	1,439
Science Applications International Corp.	5.50%	7/1/2033	1,825	1,728

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

SunGard Data Systems, Inc.	3.75%	1/15/2009	$ 1,000	$ 972
SunGard Data Systems, Inc.	4.875%	1/15/2014	850	823
Texas Instruments, Inc.	6.125%	2/1/2006	6,200	6,390
Transportation (0.6%)
American Airlines, Inc.
Pass-Through Certificates	6.855%	4/15/2009 (1)	5,649	5,734
American Airlines, Inc.
Pass-Through Certificates	7.024%	10/15/2009	5,825	6,000
Burlington Northern Santa Fe Corp.	9.25%	10/1/2006	2,750	3,006
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,650	2,894
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	3,070	3,469
Burlington Northern Santa Fe Corp.	7.00%	12/15/2025	6,950	7,929
Canadian National Railway Co.	4.40%	3/15/2013	1,450	1,423
Canadian National Railway Co.	6.80%	7/15/2018	11,575	13,451
Canadian National Railway Co.	6.25%	8/1/2034	1,750	1,885
Canadian Pacific Rail	6.25%	10/15/2011	12,350	13,598
Canadian Pacific Rail	7.125%	10/15/2031	375	447
CNF, Inc.	6.70%	5/1/2034	3,725	3,883
Continental Airlines Enhanced
Equipment Trust Certificates	6.563%	2/15/2012	3,000	3,210
Continental Airlines Enhanced
Equipment Trust Certificates	6.648%	9/15/2017 (1)	9,063	8,814
CSX Corp.	6.75%	3/15/2011	3,450	3,824
CSX Corp.	6.30%	3/15/2012	5,525	6,033
CSX Corp.	7.95%	5/1/2027	550	677
CSX Transportation Inc.	9.75%	6/15/2020	1,029	1,430
CSX Transportation Inc.	7.875%	5/15/2043	420	529
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	5,275	5,843
FedEx Corp.	2.65%	4/1/2007	3,650	3,580
FedEx Corp.	3.50%	4/1/2009	1,950	1,910
Hertz Corp.	6.35%	6/15/2010	2,650	2,735
Hertz Corp.	7.40%	3/1/2011	14,975	16,085
Hertz Corp.	7.625%	6/1/2012	1,215	1,318
Norfolk Southern Corp.	7.35%	5/15/2007	9	10
Norfolk Southern Corp.	5.257%	9/17/2014	45	46
Norfolk Southern Corp.	7.70%	5/15/2017	6,650	8,156
Norfolk Southern Corp.	9.75%	6/15/2020	2,171	3,022
Norfolk Southern Corp.	7.80%	5/15/2027	1,200	1,490
Norfolk Southern Corp.	7.25%	2/15/2031	675	803
Norfolk Southern Corp.	7.05%	5/1/2037	5,300	6,177
Norfolk Southern Corp.	7.875%	5/15/2043	580	731
Norfolk Southern Corp.	7.90%	5/15/2097	1,425	1,795
Northwest Airlines, Inc.
Pass-Through Certificates	6.841%	4/1/2011	8,425	8,530
Southwest Airlines Co.	6.50%	3/1/2012	8,800	9,683
Union Pacific Corp.	7.25%	11/1/2008	2,200	2,443
Union Pacific Corp.	3.625%	6/1/2010	3,040	2,929
Union Pacific Corp.	6.65%	1/15/2011	6,150	6,861
Union Pacific Corp.	6.50%	4/15/2012	2,400	2,672
Union Pacific Corp.	7.00%	2/1/2016	1,150	1,324

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Union Pacific Corp.	7.125%	2/1/2028	$ 1,000	$ 1,168
Union Pacific Corp.	6.625%	2/1/2029	4,450	4,956
Other
Black & Decker Corp.	7.125%	6/1/2011	500	568
Black & Decker Corp.	4.75%	11/1/2014 (2)	3,850	3,786
Cooper Industries, Inc.	5.25%	7/1/2007	505	523
Rockwell International Corp.	6.70%	1/15/2028	1,350	1,536

	3,280,668

Utilities (1.7%)
Electric (1.4%)
AEP Texas Central Co.	5.50%	2/15/2013	2,725	2,829
AEP Texas Central Co.	6.65%	2/15/2033	2,850	3,130
Alabama Power Co.	3.50%	11/15/2007	4,150	4,136
Alabama Power Co.	5.50%	10/15/2017	11,600	12,004
American Electric Power Co., Inc.	6.125%	5/15/2006	4,075	4,223
Arizona Public Service Co.	5.80%	6/30/2014	4,225	4,486
Arizona Public Service Co.	4.65%	5/15/2015	4,450	4,282
Boston Edison Co.	4.875%	4/15/2014	2,275	2,300
Carolina Power & Light Co.	5.125%	9/15/2013	405	415
Centerpoint Energy Houston	5.75%	1/15/2014	500	528
Cincinnati Gas & Electric Co.	5.70%	9/15/2012	3,300	3,505
Cleveland Electric Illumination Co.	7.88%	11/1/2017	1,450	1,746
Commonwealth Edison Co.	3.70%	2/1/2008	1,150	1,149
Commonwealth Edison Co.	6.15%	3/15/2012	7,200	7,875
Commonwealth Edison Co.	4.70%	4/15/2015	2,750	2,722
Commonwealth Edison Co.	5.875%	2/1/2033	340	359
Consolidated Edison, Inc.	6.625%	12/15/2005	10,875	11,216
Consolidated Edison, Inc.	4.875%	2/1/2013	340	343
Constellation Energy Group, Inc.	6.125%	9/1/2009	6,700	7,221
Constellation Energy Group, Inc.	7.00%	4/1/2012	2,075	2,368
Constellation Energy Group, Inc.	7.60%	4/1/2032	8,140	9,905
Consumers Energy Co.	4.25%	4/15/2008	4,210	4,241
Consumers Energy Co.	4.80%	2/17/2009	6,100	6,243
Consumers Energy Co.	5.00%	2/15/2012 (2)	900	914
Consumers Energy Co.	5.375%	4/15/2013	3,650	3,781
Detroit Edison Co.	6.125%	10/1/2010	2,080	2,267
Dominion Resources, Inc.	4.125%	2/15/2008	450	453
Dominion Resources, Inc.	6.25%	6/30/2012	5,000	5,476
Dominion Resources, Inc.	6.30%	3/15/2033	4,600	4,788
Dominion Resources, Inc. PUT	5.25%	8/1/2015	3,300	3,307
DTE Energy Co.	7.05%	6/1/2011	1,050	1,187
Duke Capital Corp.	6.75%	2/15/2032	2,875	3,102
Duke Energy Corp.	3.75%	3/5/2008	2,500	2,497
Duke Energy Corp.	6.25%	1/15/2012	2,100	2,283
Duke Energy Corp.	6.00%	12/1/2028	500	505
Duke Energy Corp.	6.45%	10/15/2032	3,450	3,694
Energy East Corp.	6.75%	6/15/2012	6,300	6,989
Entergy Gulf States	3.60%	6/1/2008	3,250	3,198
Florida Power & Light Co.	6.875%	12/1/2005	7,000	7,239
Florida Power & Light Co.	5.625%	4/1/2034	1,500	1,543

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

FPL Group Capital, Inc.	3.25%	4/11/2006	$ 2,470	$ 2,473
FPL Group Capital, Inc.	7.625%	9/15/2006	5,450	5,827
HQI Transelec Chile SA	7.875%	4/15/2011	11,225	12,941
Jersey Central Power & Light	5.625%	5/1/2016	3,700	3,874
MidAmerican Energy Co.	5.125%	1/15/2013	6,025	6,225
MidAmerican Energy Co.	6.75%	12/30/2031	9,600	11,087
MidAmerican Energy Holdings	5.875%	10/1/2012	4,420	4,673
MidAmerican Energy Holdings	5.00%	2/15/2014	1,500	1,476
MidAmerican Energy Holdings	8.48%	9/15/2028	700	904
National Rural Utilities
Cooperative Finance Corp.	6.50%	3/1/2007	4,075	4,324
National Rural Utilities
Cooperative Finance Corp.	7.25%	3/1/2012	8,100	9,345
National Rural Utilities
Cooperative Finance Corp.	4.75%	3/1/2014	2,125	2,129
National Rural Utilities
Cooperative Finance Corp.	8.00%	3/1/2032	3,400	4,458
NiSource Finance Corp.	3.20%	11/1/2006	1,000	994
NiSource Finance Corp.	7.875%	11/15/2010	4,060	4,739
NiSource Finance Corp.	5.40%	7/15/2014	1,400	1,439
Oncor Electric Delivery Co.	6.375%	5/1/2012	2,400	2,643
Oncor Electric Delivery Co.	6.375%	1/15/2015	5,075	5,589
Oncor Electric Delivery Co.	7.00%	5/1/2032	2,300	2,649
Oncor Electric Delivery Co.	7.25%	1/15/2033	7,525	8,995
Pacific Gas & Electric Co.	3.60%	3/1/2009	1,500	1,479
Pacific Gas & Electric Co.	4.20%	3/1/2011	2,475	2,436
Pacific Gas & Electric Co.	4.80%	3/1/2014	1,750	1,738
Pacific Gas & Electric Co.	6.05%	3/1/2034	15,875	16,481
PacifiCorp	6.90%	11/15/2011	7,825	8,932
PacifiCorp	7.70%	11/15/2031	1,500	1,928
Pepco Holdings, Inc.	6.45%	8/15/2012	7,325	8,076
Pepco Holdings, Inc.	7.45%	8/15/2032	1,550	1,821
PPL Energy Supply LLC	6.40%	11/1/2011	5,975	6,516
PPL Energy Supply LLC	5.40%	8/15/2014	1,000	1,017
Progress Energy, Inc.	6.05%	4/15/2007	1,770	1,852
Progress Energy, Inc.	5.85%	10/30/2008	1,000	1,055
Progress Energy, Inc.	7.10%	3/1/2011	7,540	8,487
Progress Energy, Inc.	7.75%	3/1/2031	2,150	2,573
Progress Energy, Inc.	7.00%	10/30/2031	1,700	1,882
PSEG Power Corp.	6.875%	4/15/2006	9,225	9,618
PSEG Power Corp.	6.95%	6/1/2012	4,525	5,100
PSEG Power Corp.	8.625%	4/15/2031	4,425	5,895
Public Service Co. of Colorado	4.375%	10/1/2008	8,875	9,022
Public Service Co. of Colorado	5.50%	4/1/2014	340	358
SCANA Corp.	6.25%	2/1/2012	7,600	8,314
South Carolina Electric & Gas Co.	6.625%	2/1/2032	2,750	3,171
South Carolina Electric & Gas Co.	5.30%	5/15/2033	1,270	1,229
Southern California Edison Co.	8.00%	2/15/2007	1,250	1,363
Southern California Edison Co.	5.00%	1/15/2014	2,950	2,988
Southern California Edison Co.	4.65%	4/1/2015	1,500	1,479
Southern California Edison Co.	6.00%	1/15/2034	8,675	9,212
Southern California Edison Co.	5.75%	4/1/2035	1,125	1,155

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

TXU Energy Co.	7.00%	3/15/2013	$ 1,900	$ 2,122
United Utilities PLC	5.375%	2/1/2019	7,775	7,662
Virginia Electric & Power Co.	5.75%	3/31/2006	1,650	1,699
Virginia Electric & Power Co.	5.375%	2/1/2007	9,400	9,735
Wisconsin Electric Power Co.	5.625%	5/15/2033	1,250	1,258
Natural Gas (0.3%)
Atmos Energy Corp.	4.00%	10/15/2009	5,350	5,285
Atmos Energy Corp.	4.95%	10/15/2014	2,450	2,425
Columbia Energy Group	7.62%	11/28/2025	4,451	4,687
Consolidated Natural Gas	5.375%	11/1/2006	4,075	4,210
Consolidated Natural Gas	6.25%	11/1/2011	6,300	6,893
Consolidated Natural Gas	5.00%	12/1/2014	3,700	3,707
Duke Energy Field Services	7.875%	8/16/2010	4,825	5,615
Duke Energy Field Services	8.125%	8/16/2030	350	449
Enron Corp.	7.625%	9/10/2004**	2,000	620
Enron Corp.	6.625%	11/15/2005**	1,375	426
Enron Corp.	7.125%	5/15/2007**	8,646	2,680
Enron Corp.	6.875%	10/15/2007**	8,500	2,635
Enron Corp.	6.75%	8/1/2009**	6,445	1,998
HNG Internorth	9.625%	3/15/2006**	4,680	1,451
KeySpan Corp.	6.15%	6/1/2006	560	583
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	2,175	2,167
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	450	517
Kinder Morgan, Inc.	6.50%	9/1/2012	8,200	9,004
KN Energy, Inc.	7.25%	3/1/2028	800	910
Panhandle Eastern Pipeline	4.80%	8/15/2008	450	456
Sempra Energy	6.95%	12/1/2005	14,875	15,361
Southern Union Co.	7.60%	2/1/2024	800	912
Texas Eastern Transmission	5.25%	7/15/2007	900	932
Texas Gas Transmission	4.60%	6/1/2015	4,000	3,832
Trans-Canada Pipelines	4.00%	6/15/2013	4,025	3,784
Trans-Canada Pipelines	5.60%	3/31/2034	2,350	2,291
Yosemite Security Trust	8.25%	11/15/2004**	31,685	13,149

				491,865

TOTAL CORPORATE BONDS
(Cost $7,704,731)	7,933,138

SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.7%)

African Development Bank	3.25%	8/1/2008	7,600	7,556
Asian Development Bank	4.875%	2/5/2007	33,575	34,716
Asian Development Bank	5.593%	7/16/2018	3,300	3,516
Bayerische Landesbank	2.875%	10/15/2008	5,300	5,110
Canadian Government	6.75%	8/28/2006	12,520	13,247
Canadian Government	5.25%	11/5/2008	2,450	2,597
Canadian Mortgage & Housing	2.95%	6/2/2008	1,000	980
China Development Bank	4.75%	10/8/2014	4,800	4,721
Corporacion Andina de Fomento	5.20%	5/21/2013	1,050	1,059
Eksportfinans	3.375%	1/15/2008	6,000	5,968
Eksportfinans	4.375%	7/15/2009	6,075	6,190
European Investment Bank	5.625%	1/24/2006	29,500	30,309
European Investment Bank	3.00%	8/15/2006	3,400	3,390

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

European Investment Bank	4.875%	9/6/2006	$11,650	$ 11,986
European Investment Bank	7.125%	9/18/2006	3,800	4,047
European Investment Bank	4.625%	3/1/2007	30,650	31,546
European Investment Bank	2.375%	6/15/2007	3,750	3,674
European Investment Bank	3.125%	10/15/2007	9,700	9,649
European Investment Bank	3.375%	3/16/2009	10,025	9,924
European Investment Bank	4.625%	5/15/2014	5,925	6,047
Export Development Canada	4.00%	8/1/2007	5,050	5,102
Export-Import Bank of Korea	7.10%	3/15/2007	3,250	3,475
Export-Import Bank of Korea	4.50%	8/12/2009	3,975	4,000
Federation of Malaysia	8.75%	6/1/2009	7,000	8,295
Federation of Malaysia	7.50%	7/15/2011	4,025	4,695
Financement Quebec	5.00%	10/25/2012	4,800	4,942
Hellenic Republic	6.95%	3/4/2008	6,025	6,603
Instituto de Credito Oficial	6.00%	5/19/2008	5,400	5,811
Inter-American Development Bank	5.375%	1/18/2006	4,615	4,732
Inter-American Development Bank	6.125%	3/8/2006	10,220	10,593
Inter-American Development Bank	6.375%	10/22/2007	2,400	2,589
Inter-American Development Bank	5.75%	2/26/2008	11,250	12,006
Inter-American Development Bank	5.625%	4/16/2009	20,550	22,106
Inter-American Development Bank	8.50%	3/15/2011	2,490	3,051
Inter-American Development Bank	4.375%	9/20/2012	5,825	5,867
Inter-American Development Bank	7.00%	6/15/2025	3,750	4,552
International Bank for
Reconstruction & Development	5.00%	3/28/2006	15,100	15,472
International Bank for
Reconstruction & Development	6.625%	8/21/2006	6,205	6,550
International Bank for
Reconstruction & Development	4.375%	9/28/2006	20,425	20,868
International Bank for
Reconstruction & Development	4.125%	6/24/2009	2,000	2,034
International Bank for
Reconstruction & Development	7.625%	1/19/2023	4,200	5,484
International Bank for
Reconstruction & Development	8.875%	3/1/2026	1,250	1,840
International Finance Corp.	3.00%	4/15/2008	10,400	10,290
KFW International Finance, Inc.	2.50%	10/17/2005	22,775	22,720
KFW International Finance, Inc.	5.25%	6/28/2006	3,900	4,019
KFW International Finance, Inc.	4.75%	1/24/2007	21,000	21,636
Korea Development Bank	5.25%	11/16/2006	2,540	2,610
Korea Development Bank	3.875%	3/2/2009	2,225	2,192
Korea Development Bank	4.75%	7/20/2009	9,575	9,745
Korea Development Bank	5.75%	9/10/2013	3,240	3,418
Korea Electric Power	7.75%	4/1/2013	5,400	6,399
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	10,800	10,683
Kredit Fuer Wiederaufbau	3.25%	7/16/2007	13,725	13,684
Landwirtschaft Rentenbank	3.375%	11/15/2007	16,600	16,578
Landwirtschaft Rentenbank	3.25%	6/16/2008	5,400	5,351
Landwirtschaft Rentenbank	3.875%	9/4/2008	8,250	8,382
Nordic Investment Bank	3.125%	4/24/2008	5,850	5,792
Oesterreich Kontrollbank	5.50%	1/20/2006	8,091	8,305

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Oesterreich Kontrollbank	5.125%	3/20/2007	$ 7,500	$ 7,798
Ontario Hydro Electric	6.10%	1/30/2008	800	857
Ontario Hydro Electric	7.45%	3/31/2013	3,400	4,090
Pemex Project Funding Master Trust	8.50%	2/15/2008	4,200	4,725
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	17,730	19,875
Pemex Project Funding Master Trust	9.125%	10/13/2010	1,920	2,299
Pemex Project Funding Master Trust	8.00%	11/15/2011 (3)	2,400	2,764
Pemex Project Funding Master Trust	7.375%	12/15/2014	10,100	11,186
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	8,105	9,402
People's Republic of China	7.30%	12/15/2008	2,400	2,704
People's Republic of China	4.75%	10/29/2013	2,400	2,411
Province of British Columbia	4.625%	10/3/2006	6,000	6,150
Province of British Columbia	5.375%	10/29/2008	6,600	7,004
Province of British Columbia	4.30%	5/30/2013	2,250	2,234
Province of Manitoba	4.25%	11/20/2006	4,500	4,584
Province of Manitoba	7.50%	2/22/2010	5,200	6,061
Province of New Brunswick	3.50%	10/23/2007	15,150	15,116
Province of Nova Scotia	5.75%	2/27/2012	2,075	2,255
Province of Ontario	3.35%	7/16/2007	6,625	6,605
Province of Ontario	5.50%	10/1/2008	31,400	33,350
Province of Ontario	3.625%	10/21/2009	2,275	2,247
Province of Ontario	5.125%	7/17/2012	7,950	8,356
Province of Quebec	7.00%	1/30/2007	3,000	3,217
Province of Quebec	5.75%	2/15/2009	250	268
Province of Quebec	5.00%	7/17/2009	19,370	20,211
Province of Quebec	6.125%	1/22/2011	5,185	5,712
Province of Quebec	7.125%	2/9/2024	1,030	1,264
Province of Quebec	7.50%	9/15/2029	6,680	8,716
Province of Saskatchewan	7.375%	7/15/2013	1,550	1,857
Quebec Hydro Electric	6.30%	5/11/2011	12,500	13,946
Quebec Hydro Electric	8.00%	2/1/2013	5,000	6,203
Quebec Hydro Electric	7.50%	4/1/2016	500	615
Quebec Hydro Electric	8.40%	1/15/2022	950	1,294
Region of Lombardy	5.804%	10/25/2032	3,250	3,449
Republic of Chile	5.625%	7/23/2007	10,545	11,010
Republic of Chile	7.125%	1/11/2012	3,500	3,970
Republic of Chile	5.50%	1/15/2013	1,140	1,182
Republic of Finland	5.875%	2/27/2006	2,825	2,920
Republic of Finland	4.75%	3/6/2007	2,900	2,988
Republic of Italy	4.375%	10/25/2006	32,900	33,549
Republic of Italy	2.75%	12/15/2006	4,975	4,928
Republic of Italy	3.625%	9/14/2007	25,250	25,356
Republic of Italy	3.75%	12/14/2007	7,750	7,823
Republic of Italy	3.25%	5/15/2009	1,400	1,369
Republic of Italy	6.00%	2/22/2011	9,000	9,906
Republic of Italy	5.625%	6/15/2012	28,425	30,797
Republic of Italy	6.875%	9/27/2023	3,350	4,027
Republic of Italy	5.375%	6/15/2033	12,500	12,625
Republic of Korea	8.875%	4/15/2008	4,200	4,861
Republic of Korea	4.25%	6/1/2013	4,150	3,954
Republic of Korea	4.875%	9/22/2014	4,225	4,167

Total Bond Market Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Republic of Poland	6.25%	7/3/2012	$ 5,475	$ 6,035
Republic of Poland	5.25%	1/15/2014	670	691
Republic of South Africa	7.375%	4/25/2012	15,450	17,590
Republic of South Africa	6.50%	6/2/2014	1,175	1,279
Republic of South Africa	8.50%	6/23/2017	1,075	1,342
State of Israel	4.625%	6/15/2013	1,800	1,731
Swedish Export Credit Corp.	2.875%	1/26/2007	4,700	4,663
Tenaga Nasional	7.50%	1/15/2096 (2)	5,000	5,015
United Mexican States	9.875%	1/15/2007	7,050	7,935
United Mexican States	8.625%	3/12/2008	8,200	9,303
United Mexican States	4.625%	10/8/2008	7,825	7,962
United Mexican States	10.375%	2/17/2009	18,225	22,289
United Mexican States	9.875%	2/1/2010	3,730	4,580
United Mexican States	8.375%	1/14/2011	10,267	12,064
United Mexican States	7.50%	1/14/2012	9,800	11,113
United Mexican States	6.375%	1/16/2013	9,065	9,618
United Mexican States	5.875%	1/15/2014	4,500	4,613
United Mexican States	6.625%	3/3/2015	6,200	6,640
United Mexican States	11.375%	9/15/2016	6,050	8,894
United Mexican States	8.125%	12/30/2019	7,300	8,552
United Mexican States	8.30%	8/15/2031	19,280	22,461
United Mexican States	7.50%	4/8/2033	3,500	3,754
United Mexican States	6.75%	9/27/2034	3,900	3,838

TOTAL SOVEREIGN BONDS
(Cost $1,066,074)				1,084,922

TAXABLE MUNICIPAL BONDS (0.2%)

Illinois (Taxable Pension) GO	4.95%	6/1/2023	4,775	4,632
Illinois (Taxable Pension) GO	5.10%	6/1/2033	33,750	32,585
Kansas Dev. Finance Auth. Rev
(Public Employee Retirement System)	5.501%	5/1/2034	5,925	6,045
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/2029	4,475	5,650
New Jersey Turnpike Auth. Rev	4.252%	1/1/2016	3,800	3,665
Oregon (Taxable Pension) GO	5.762%	6/1/2023	2,475	2,630
Oregon (Taxable Pension) GO	5.892%	6/1/2027	3,575	3,856
Oregon School Board Assn	5.528%	6/30/2028	1,525	1,565
Wisconsin Public Service Rev	4.80%	5/1/2013	3,150	3,191
Wisconsin Public Service Rev	5.70%	5/1/2026	3,550	3,735

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $64,300)				67,554

			Shares

TEMPORARY CASH INVESTMENTS (1.8%)

Vanguard Market Liquidity Fund, 2.26%†			490,163,315	490,163
Vanguard Market Liquidity Fund, 2.26%†—Note E			31,824,050	31,824

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $521,987)	521,987

TOTAL INVESTMENTS (101.2%)
(Cost $29,193,506)	29,776,854

Market Value^ (000)

OTHER ASSETS AND LIABILITIES (-1.2%)

Other Assets—Note B	$ 635,440
Payables for Investment Securities Purchased	(813,473)
Other Liabilities—Note E	(173,740)

(351,773)

NET ASSETS (100%)	$ 29,425,081

^	See Note A in Notes to Financial Statements.
*	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**	Non-income-producing security—security in default.
†	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities
(3)	Adjustable-rate note.
GO—General Obligation Bond.

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:
Amount
(000)

Paid-in Capital	$28,833,590
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	3,520
Unrealized Appreciation
Investment Securities	583,348
Swap Contracts	4,623

NET ASSETS	$29,425,081

Investor Shares—Net Assets
Applicable to 1,896,132,005 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$19,478,836

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$10.27

Admiral Shares—Net Assets
Applicable to 243,587,620 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$2,502,359

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$10.27

Institutional Shares—Net Assets
Applicable to 724,611,621 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$7,443,886

NET ASSET VALUE PER SHARE—INSTITUTIONAL SHARES	$10.27

See Note C in Notes to Financial Statements for the tax-basis components of net assets

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (65.7%)

U.S. Government Securities (41.8%)
U.S. Treasury Bond	13.25%	5/15/2014	$ 35,000	$ 48,710
U.S. Treasury Note	1.625%	2/28/2006	137,550	135,659
U.S. Treasury Note	2.25%	4/30/2006	4,500	4,462
U.S. Treasury Note	2.50%	5/31/2006	232,575	231,268
U.S. Treasury Note	2.75%	6/30/2006	142,550	142,194
U.S. Treasury Note	7.00%	7/15/2006	211,085	224,014
U.S. Treasury Note	2.50%	9/30/2006	82,525	81,803
U.S. Treasury Note	6.50%	10/15/2006	109,885	116,478
U.S. Treasury Note	3.125%	5/15/2007	20,475	20,465
U.S. Treasury Note	4.375%	5/15/2007	8,025	8,247
U.S. Treasury Note	6.625%	5/15/2007	116,825	126,097
U.S. Treasury Note	2.75%	8/15/2007	11,150	11,026
U.S. Treasury Note	3.25%	8/15/2007	6,300	6,308
U.S. Treasury Note	6.125%	8/15/2007	160,025	171,777
U.S. Treasury Note	5.50%	2/15/2008	19,775	21,070
U.S. Treasury Note	5.625%	5/15/2008	170,425	182,861
U.S. Treasury Note	3.125%	10/15/2008	63,400	62,716
U.S. Treasury Note	4.75%	11/15/2008	13,200	13,829
U.S. Treasury Note	3.375%	12/15/2008	26,325	26,247
U.S. Treasury Note	3.25%	1/15/2009	144,725	143,482
U.S. Treasury Note	2.625%	3/15/2009	32,225	31,147
U.S. Treasury Note	3.125%	4/15/2009	48,850	48,125
U.S. Treasury Note	3.875%	5/15/2009	84,225	85,488
U.S. Treasury Note	4.00%	6/15/2009	3,650	3,721
U.S. Treasury Note	3.625%	7/15/2009	3,575	3,587
U.S. Treasury Note	3.50%	8/15/2009	75	75
U.S. Treasury Note	6.00%	8/15/2009	79,675	87,891
U.S. Treasury Note	3.375%	9/15/2009	3,650	3,616
U.S. Treasury Note	3.375%	10/15/2009	2,700	2,673
U.S. Treasury Note	6.50%	2/15/2010	135,700	153,658

	2,198,694

Agency Bonds and Notes (23.9%)
Federal Farm Credit Bank*	2.50%	11/15/2005	10,000	9,964
Federal Farm Credit Bank*	2.50%	3/15/2006	10,000	9,929
Federal Farm Credit Bank*	3.25%	6/15/2007	7,525	7,501
Federal Farm Credit Bank*	3.00%	12/17/2007	3,825	3,768
Federal Farm Credit Bank*	3.375%	7/15/2008	4,475	4,447
Federal Home Loan Bank*	2.50%	12/15/2005	6,000	5,976
Federal Home Loan Bank*	5.125%	3/6/2006	50,575	51,744
Federal Home Loan Bank*	2.50%	3/15/2006	42,500	42,199
Federal Home Loan Bank*	2.25%	5/15/2006	12,500	12,352
Federal Home Loan Bank*	1.875%	6/15/2006	17,500	17,183
Federal Home Loan Bank*	2.875%	8/15/2006	34,500	34,327
Federal Home Loan Bank*	3.50%	8/15/2006	24,625	24,742
Federal Home Loan Bank*	2.625%	10/16/2006	17,500	17,313
Federal Home Loan Bank*	4.875%	11/15/2006	22,775	23,430
Federal Home Loan Bank*	3.375%	9/14/2007	20,000	19,954
Federal Home Loan Bank*	3.375%	2/15/2008	7,500	7,456
Federal Home Loan Bank*	2.75%	3/14/2008	17,500	17,057

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Federal Home Loan Bank*	2.625%	7/15/2008	$ 16,000	$ 15,454
Federal Home Loan Bank*	5.80%	9/2/2008	6,000	6,423
Federal Home Loan Bank*	3.625%	11/14/2008	30,000	29,872
Federal Home Loan Bank*	3.75%	8/18/2009	30,000	29,855
Federal Home Loan Mortgage Corp.*	5.25%	1/15/2006	46,000	47,034
Federal Home Loan Mortgage Corp.*	1.875%	2/15/2006	18,000	17,763
Federal Home Loan Mortgage Corp.*	2.375%	4/15/2006	10,000	9,909
Federal Home Loan Mortgage Corp.*	5.50%	7/15/2006	46,800	48,416
Federal Home Loan Mortgage Corp.*	2.75%	10/15/2006	15,000	14,872
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	30,000	29,759
Federal Home Loan Mortgage Corp.*	2.375%	2/15/2007	10,000	9,804
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	26,000	26,825
Federal Home Loan Mortgage Corp.*	3.50%	9/15/2007	23,000	23,021
Federal Home Loan Mortgage Corp.*	5.75%	4/15/2008	25,500	27,187
Federal Home Loan Mortgage Corp.*	3.625%	9/15/2008	25,000	24,915
Federal Home Loan Mortgage Corp.*	5.125%	10/15/2008	32,500	34,080
Federal Home Loan Mortgage Corp.*	5.25%	1/15/2009	23,500	24,777
Federal Home Loan Mortgage Corp.*	5.75%	3/15/2009	32,500	34,918
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	15,000	16,736
Federal National Mortgage Assn.*	6.00%	12/15/2005	9,000	9,257
Federal National Mortgage Assn.*	5.50%	2/15/2006	37,000	37,973
Federal National Mortgage Assn.*	2.125%	4/15/2006	10,000	9,878
Federal National Mortgage Assn.*	5.50%	5/2/2006	3,000	3,083
Federal National Mortgage Assn.*	2.25%	5/15/2006	9,000	8,893
Federal National Mortgage Assn.*	2.50%	6/15/2006	14,575	14,438
Federal National Mortgage Assn.*	5.25%	6/15/2006	20,000	20,587
Federal National Mortgage Assn.*	3.125%	7/15/2006	30,000	29,978
Federal National Mortgage Assn.*	2.625%	11/15/2006	40,000	39,533
Federal National Mortgage Assn.*	4.75%	1/2/2007	4,000	4,092
Federal National Mortgage Assn.*	5.00%	1/15/2007	36,750	37,944
Federal National Mortgage Assn.*	7.125%	3/15/2007	25,150	27,138
Federal National Mortgage Assn.*	5.25%	4/15/2007	25,000	26,027
Federal National Mortgage Assn.*	4.25%	7/15/2007	15,000	15,287
Federal National Mortgage Assn.*	3.00%	8/15/2007	15,000	14,827
Federal National Mortgage Assn.*	6.625%	10/15/2007	32,500	35,193
Federal National Mortgage Assn.*	3.25%	1/15/2008	5,000	4,957
Federal National Mortgage Assn.*	5.75%	2/15/2008	36,500	38,822
Federal National Mortgage Assn.*	6.00%	5/15/2008	33,075	35,554
Federal National Mortgage Assn.*	3.25%	2/15/2009	17,500	17,139
Federal National Mortgage Assn.*	6.375%	6/15/2009	28,500	31,399
Federal National Mortgage Assn.*	6.625%	9/15/2009	5,000	5,579
Tennessee Valley Auth.*	5.375%	11/13/2008	11,003	11,642

	1,260,182

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,477,758)	3,458,876

CORPORATE BONDS (25.4%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
California Infrastructure & Economic Development Bank
Special Purpose Trust SCE-1	6.31%	9/25/2008 (1)	576	594
Countrywide Home Loans	4.528%	9/19/2032 (1)(3)	183	183

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Countrywide Home Loans	4.109%	5/25/2033 (1)(3)	$ 1,412	$ 1,404
M&I Auto Loan Trust	3.04%	10/20/2008 (1)	1,000	996
PECO Energy Transition Trust	5.80%	3/1/2007 (1)	906	910
PP&L Transition Bond Co. LLC	6.96%	12/26/2007 (1)	1,000	1,024
Salomon Brothers Mortgage Securities VII	4.128%	9/25/2033 (1)(3)	6,135	6,092
USAA Auto Owner Trust	2.93%	7/16/2007 (1)	400	399
Washington Mutual Mortgage
Pass-Through Certificates	5.502%	4/26/2032 (1)(3)	400	404

	12,006

Finance (12.1%)
Banking (5.2%)
Abbey National PLC	6.69%	10/17/2005	2,000	2,054
ABN AMRO Bank NV	7.55%	6/28/2006	1,010	1,072
ABN AMRO Bank NV	7.125%	6/18/2007	4,000	4,311
Associates Corp. of North America	6.25%	11/1/2008	8,000	8,666
Banc One Corp.	7.60%	5/1/2007	2,000	2,191
Bank of America Corp.	7.125%	9/15/2006	5,000	5,327
Bank of America Corp.	5.25%	2/1/2007	2,000	2,074
Bank of America Corp.	3.375%	2/17/2009	4,000	3,926
Bank of New York Co., Inc.	3.75%	2/15/2008	3,250	3,258
Bank One Corp.	6.875%	8/1/2006	600	633
Bank One Corp.	4.125%	9/1/2007	4,500	4,577
Bank One Corp.	2.625%	6/30/2008	3,600	3,463
Bank One Corp.	6.00%	8/1/2008	1,500	1,606
Bank One Corp.	6.00%	2/17/2009	5,000	5,367
Bank One NA (IL)	5.50%	3/26/2007	2,500	2,618
Bank One NA (IL)	3.70%	1/15/2008	1,000	1,002
BankAmerica Corp.	6.625%	8/1/2007	4,210	4,516
BankAmerica Corp.	5.875%	2/15/2009	3,500	3,757
BankBoston NA	6.375%	3/25/2008	2,500	2,702
Citicorp	6.375%	11/15/2008	2,000	2,178
Citigroup, Inc.	6.75%	12/1/2005	3,000	3,099
Citigroup, Inc.	5.75%	5/10/2006	6,500	6,721
Citigroup, Inc.	5.50%	8/9/2006	3,500	3,620
Citigroup, Inc.	5.00%	3/6/2007	2,500	2,593
Citigroup, Inc.	3.625%	2/9/2009	2,500	2,482
Citigroup, Inc.	4.25%	7/29/2009	4,925	4,983
Depfa Bank	3.625%	10/29/2008	2,000	1,989
Deutsche Bank Financial, Inc.	6.70%	12/13/2006	675	715
Deutsche Bank Financial, Inc.	7.50%	4/25/2009	1,500	1,702
Fifth Third Bank	3.375%	8/15/2008	3,100	3,058
Fleet Boston Financial Corp.	4.875%	12/1/2006	5,025	5,164
Fleet Boston Financial Corp.	3.85%	2/15/2008	3,700	3,719
Golden West Financial Corp.	4.125%	8/15/2007	3,250	3,296
HSBC Bank PLC	7.625%	6/15/2006	2,000	2,119
HSBC Bank USA	3.875%	9/15/2009	2,000	1,982
HSBC Holdings PLC	7.50%	7/15/2009	1,500	1,708
HSBC USA, Inc.	7.00%	11/1/2006	2,500	2,654
J.P. Morgan Chase & Co.	5.625%	8/15/2006	1,900	1,969
J.P. Morgan Chase & Co.	5.35%	3/1/2007	1,642	1,708
J.P. Morgan Chase & Co.	5.25%	5/30/2007	8,075	8,406

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

J.P. Morgan Chase & Co.	4.00%	2/1/2008	$ 3,500	$ 3,534
J.P. Morgan Chase & Co.	3.625%	5/1/2008	2,000	1,993
J.P. Morgan Chase & Co.	3.50%	3/15/2009	2,500	2,459
J.P. Morgan Chase & Co.	3.80%	10/2/2009	6,150	6,072
Key Bank NA	5.00%	7/17/2007	1,000	1,034
KeyCorp	4.70%	5/21/2009	2,000	2,049
Marshall & Ilsley Bank	4.125%	9/4/2007	2,500	2,536
Marshall & Ilsley Corp.	4.375%	8/1/2009	1,350	1,368
Mellon Financial Co.	6.70%	3/1/2008	1,000	1,088
National City Bank	4.15%	8/1/2009	2,000	2,006
National City Bank of Indiana	4.875%	7/20/2007	2,200	2,270
National City Corp.	3.20%	4/1/2008	500	492
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,545
NationsBank Corp.	7.50%	9/15/2006	1,000	1,069
NationsBank Corp.	6.375%	2/15/2008	3,300	3,557
PNC Funding Corp.	5.75%	8/1/2006	4,800	4,976
Popular North America, Inc.	6.125%	10/15/2006	3,000	3,135
Popular North America, Inc.	4.25%	4/1/2008	2,000	2,020
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	6,000	6,194
Salomon Smith Barney Holdings Inc.	6.50%	2/15/2008	6,300	6,817
Sanwa Bank Ltd.	8.35%	7/15/2009	3,000	3,502
Societe Generale	7.40%	6/1/2006	2,000	2,111
Sumitomo Bank International Finance NV	8.50%	6/15/2009	2,500	2,917
SunTrust Banks, Inc.	7.375%	7/1/2006	3,000	3,199
SunTrust Banks, Inc.	7.25%	9/15/2006	1,000	1,064
Synovus Financial Corp.	7.25%	12/15/2005	1,700	1,765
The Chase Manhattan Corp.	7.125%	2/1/2007	2,150	2,315
The Chase Manhattan Corp.	6.375%	4/1/2008	1,950	2,100
Union Planters Bank NA	5.125%	6/15/2007	1,630	1,691
US Bancorp	5.10%	7/15/2007	4,000	4,155
US Bancorp	3.95%	8/23/2007	3,000	3,031
US Bancorp	3.125%	3/15/2008	3,000	2,953
US Bank NA	2.85%	11/15/2006	3,000	2,975
US Bank NA	3.70%	8/1/2007	1,775	1,783
Wachovia Corp.	4.95%	11/1/2006	10,500	10,789
Wachovia Corp.	3.50%	8/15/2008	2,000	1,983
Wachovia Corp.	3.625%	2/17/2009	3,500	3,458
Washington Mutual Finance Corp.	6.25%	5/15/2006	8,775	9,130
Washington Mutual, Inc.	4.00%	1/15/2009	1,500	1,495
Wells Fargo & Co.	6.875%	4/1/2006	1,100	1,149
Wells Fargo & Co.	5.90%	5/21/2006	1,900	1,972
Wells Fargo & Co.	5.125%	2/15/2007	3,550	3,680
Wells Fargo & Co.	5.25%	12/1/2007	2,000	2,091
Wells Fargo & Co.	3.50%	4/4/2008	6,500	6,447
Wells Fargo & Co.	3.125%	4/1/2009	3,000	2,910
World Savings Bank, FSB	4.125%	12/15/2009	2,000	2,001
Brokerage (2.4%)
Bear Stearns Co., Inc.	5.70%	1/15/2007	775	807
Bear Stearns Co., Inc.	7.00%	3/1/2007	5,300	5,689
Bear Stearns Co., Inc.	7.80%	8/15/2007	1,800	1,987

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Bear Stearns Co., Inc.	4.00%	1/31/2008	$ 3,000	$ 3,031
Bear Stearns Co., Inc.	2.875%	7/2/2008	4,500	4,353
Credit Suisse First Boston USA, Inc.	5.75%	4/15/2007	5,075	5,329
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	4,500	4,630
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,500	3,491
Credit Suisse First Boston USA, Inc.	4.70%	6/1/2009	5,500	5,637
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	650	648
Goldman Sachs Group, Inc.	4.125%	1/15/2008	3,000	3,050
Goldman Sachs Group, Inc.	3.875%	1/15/2009	4,675	4,666
Goldman Sachs Group, Inc.	6.65%	5/15/2009	5,300	5,847
Goldman Sachs Group, Inc.	7.35%	10/1/2009	1,500	1,708
Lehman Brothers Holdings, Inc.	6.625%	2/5/2006	5,260	5,458
Lehman Brothers Holdings, Inc.	6.25%	5/15/2006	3,000	3,122
Lehman Brothers Holdings, Inc.	7.375%	1/15/2007	2,500	2,684
Lehman Brothers Holdings, Inc.	4.00%	1/22/2008	2,500	2,521
Lehman Brothers Holdings, Inc.	7.00%	2/1/2008	2,500	2,735
Lehman Brothers Holdings, Inc.	3.50%	8/7/2008	3,000	2,971
Lehman Brothers Holdings, Inc.	3.60%	3/13/2009	2,200	2,168
Lehman Brothers Holdings, Inc.	3.95%	11/10/2009	3,200	3,169
Merrill Lynch & Co., Inc.	6.15%	1/26/2006	1,500	1,548
Merrill Lynch & Co., Inc.	7.00%	1/15/2007	1,042	1,115
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	3,000	2,990
Merrill Lynch & Co., Inc.	4.00%	11/15/2007	10,350	10,463
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	1,650	1,657
Merrill Lynch & Co., Inc.	6.00%	2/17/2009	5,500	5,928
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	2,500	2,499
Morgan Stanley Dean Witter	6.875%	3/1/2007	2,250	2,409
Morgan Stanley Dean Witter	5.80%	4/1/2007	12,625	13,251
Morgan Stanley Dean Witter	3.625%	4/1/2008	2,200	2,192
Morgan Stanley Dean Witter	3.875%	1/15/2009	6,525	6,496
Finance Companies (3.5%)
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,653
American Express Co.	5.50%	9/12/2006	1,500	1,555
American Express Co.	3.75%	11/20/2007	2,250	2,260
American Express Co.	4.75%	6/17/2009	1,525	1,575
American Express Credit Corp.	3.00%	5/16/2008	3,000	2,935
American General Finance Corp.	5.875%	7/14/2006	1,000	1,037
American General Finance Corp.	3.00%	11/15/2006	2,900	2,875
American General Finance Corp.	5.75%	3/15/2007	4,200	4,384
American General Finance Corp.	3.875%	10/1/2009	2,550	2,510
Capital One Bank	6.875%	2/1/2006	3,000	3,115
Capital One Bank	4.875%	5/15/2008	1,750	1,800
Capital One Bank	4.25%	12/1/2008	2,500	2,515
CIT Group, Inc.	6.50%	2/7/2006	5,300	5,489
CIT Group, Inc.	4.125%	2/21/2006	1,500	1,516
CIT Group, Inc.	2.875%	9/29/2006	3,000	2,971
CIT Group, Inc.	7.375%	4/2/2007	1,000	1,081
CIT Group, Inc.	5.75%	9/25/2007	2,500	2,630
CIT Group, Inc.	3.65%	11/23/2007	2,000	1,991
CIT Group, Inc.	4.00%	5/8/2008	1,000	1,002
CIT Group, Inc.	4.125%	11/3/2009	1,800	1,781

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Countrywide Home Loan	5.50%	2/1/2007	$ 2,000	$ 2,073
Countrywide Home Loan	2.875%	2/15/2007	2,000	1,969
Countrywide Home Loan	5.625%	5/15/2007	6,000	6,265
Countrywide Home Loan	3.25%	5/21/2008	4,500	4,399
Countrywide Home Loan	6.25%	4/15/2009	3,500	3,777
Countrywide Home Loan	4.125%	9/15/2009	1,925	1,918
General Electric Capital Corp.	2.80%	1/15/2007	2,750	2,717
General Electric Capital Corp.	5.375%	3/15/2007	9,400	9,772
General Electric Capital Corp.	8.75%	5/21/2007	2,500	2,794
General Electric Capital Corp.	5.00%	6/15/2007	8,150	8,425
General Electric Capital Corp.	4.25%	1/15/2008	5,750	5,846
General Electric Capital Corp.	3.50%	5/1/2008	11,000	10,918
General Electric Capital Corp.	7.375%	1/19/2010	5,025	5,752
Heller Financial, Inc.	7.375%	11/1/2009	3,200	3,649
Household Finance Corp.	6.50%	1/24/2006	6,000	6,204
Household Finance Corp.	7.20%	7/15/2006	1,250	1,322
Household Finance Corp.	5.75%	1/30/2007	11,025	11,510
Household Finance Corp.	7.875%	3/1/2007	2,000	2,179
Household Finance Corp.	4.625%	1/15/2008	2,500	2,560
Household Finance Corp.	6.40%	6/17/2008	3,600	3,891
Household Finance Corp.	4.125%	12/15/2008	3,400	3,413
Household Finance Corp.	5.875%	2/1/2009	2,000	2,135
Household Finance Corp.	4.75%	5/15/2009	1,500	1,537
Household Finance Corp.	4.125%	11/16/2009	1,850	1,839
International Lease Finance Corp.	4.00%	1/17/2006	5,000	5,043
International Lease Finance Corp.	3.125%	5/3/2007	1,050	1,037
International Lease Finance Corp.	5.625%	6/1/2007	2,625	2,739
International Lease Finance Corp.	4.50%	5/1/2008	3,000	3,051
International Lease Finance Corp.	6.375%	3/15/2009	2,500	2,701
MBNA America Bank NA	5.375%	1/15/2008	3,750	3,911
MBNA America Bank NA	4.625%	8/3/2009	2,250	2,292
SLM Corp.	3.625%	3/17/2008	3,000	2,980
SLM Corp.	4.00%	1/15/2009	2,500	2,492
USA Education, Inc.	5.625%	4/10/2007	5,775	6,017
Insurance (0.6%)
ACE Ltd.	6.00%	4/1/2007	1,900	1,984
Allstate Corp.	5.375%	12/1/2006	4,500	4,661
American International Group, Inc.	2.85%	12/1/2005	3,000	2,991
American International Group, Inc.	2.875%	5/15/2008 (3)	1,000	969
Equitable Cos., Inc.	6.50%	4/1/2008	2,000	2,151
Genworth Financial, Inc.	4.75%	6/15/2009	1,625	1,667
Hartford Financial Services Group, Inc.	4.70%	9/1/2007	1,800	1,835
Marsh & McLennan Cos., Inc.	3.625%	2/15/2008	3,000	2,899
MetLife, Inc.	5.25%	12/1/2006	2,000	2,066
Monumental Global Funding II	6.05%	1/19/2006 (2)	2,000	2,061
Nationwide Life Global Funding	5.35%	2/15/2007 (2)	1,000	1,032
Principal Life Inc. Funding	3.20%	4/1/2009	1,500	1,447
Protective Life Secured Trust	3.70%	11/24/2008	1,275	1,262
Prudential Financial, Inc.	3.75%	5/1/2008	1,000	995
Travelers Property Casualty Corp.	3.75%	3/15/2008	2,525	2,504

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Real Estate Investment Trusts (0.3%)
Archstone-Smith Trust	3.00%	6/15/2008	$ 2,000	$ 1,935
Brandywine Realty Trust	4.50%	11/1/2009	1,500	1,489
EOP Operating LP	8.375%	3/15/2006	2,300	2,434
EOP Operating LP	7.75%	11/15/2007	3,300	3,645
iStar Financial Inc.	4.875%	1/15/2009	1,000	1,017
Simon Property Group Inc.	6.375%	11/15/2007	3,000	3,205
Simon Property Group Inc.	3.75%	1/30/2009	2,300	2,259
Vornado Realty	5.625%	6/15/2007	1,500	1,561
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007 (2)	275	275
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,000	2,973

	634,233

Industrial (11.5%)
Basic Industry (0.5%)
Alcoa, Inc.	4.25%	8/15/2007	2,500	2,544
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,500	2,586
Dow Chemical Co.	5.00%	11/15/2007	1,500	1,551
E.I. du Pont de Nemours & Co.	6.75%	9/1/2007	1,575	1,706
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	5,000	5,616
ICI Wilmington	4.375%	12/1/2008	2,200	2,209
International Paper Co.	4.25%	1/15/2009	1,000	1,004
Monsanto Co.	4.00%	5/15/2008	2,000	2,003
Praxair, Inc.	2.75%	6/15/2008	3,000	2,891
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	2,000	1,916
Rohm & Haas Co.	7.40%	7/15/2009	1,500	1,701
Weyerhaeuser Co.	6.125%	3/15/2007	1,102	1,163
Weyerhaeuser Co.	5.95%	11/1/2008	1,332	1,427
Capital Goods (1.1%)
Boeing Capital Corp.	5.75%	2/15/2007	4,500	4,704
Caterpillar Financial Services Corp.	5.95%	5/1/2006	5,000	5,180
Caterpillar Financial Services Corp.	2.70%	7/15/2008	1,500	1,447
General Dynamics Corp.	2.125%	5/15/2006	1,025	1,011
General Dynamics Corp.	3.00%	5/15/2008	2,525	2,465
Honeywell International, Inc.	5.125%	11/1/2006	3,000	3,092
John Deere Capital Corp.	4.50%	8/22/2007	2,000	2,047
John Deere Capital Corp.	3.90%	1/15/2008	5,000	5,035
Masco Corp.	6.75%	3/15/2006	3,000	3,122
McDonnell Douglas Corp.	6.875%	11/1/2006	1,500	1,591
Northrop Grumman Corp.	7.00%	3/1/2006	2,157	2,247
Raytheon Co.	6.75%	8/15/2007	2,337	2,514
Raytheon Co.	4.50%	11/15/2007	958	978
Republic Services, Inc.	7.125%	5/15/2009	1,500	1,673
Textron Financial Corp.	5.875%	6/1/2007	3,300	3,474
Tyco International Group SA	6.375%	2/15/2006	2,000	2,065
Tyco International Group SA	5.80%	8/1/2006	4,100	4,250
United Technologies Corp.	4.875%	11/1/2006	3,000	3,080
USA Waste Services, Inc.	7.125%	10/1/2007	2,000	2,172
Waste Management, Inc.	6.50%	11/15/2008	1,025	1,112
Waste Management, Inc.	6.875%	5/15/2009	2,000	2,200

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Communication (2.2%)
America Movil SA de C.V.	4.125%	3/1/2009	$ 1,550	$ 1,524
Ameritech Capital Funding	6.15%	1/15/2008	3,000	3,192
AT&T Wireless Services, Inc.	7.35%	3/1/2006	750	785
AT&T Wireless Services, Inc.	7.50%	5/1/2007	4,200	4,562
BellSouth Corp.	5.00%	10/15/2006	3,150	3,236
BellSouth Corp.	4.20%	9/15/2009	3,450	3,462
British Sky Broadcasting Corp.	7.30%	10/15/2006	1,815	1,927
British Sky Broadcasting Corp.	8.20%	7/15/2009	2,750	3,175
British Telecommunications PLC	7.875%	12/15/2005 (3)	6,250	6,517
Clear Channel Communications, Inc.	6.00%	11/1/2006	2,000	2,079
Clear Channel Communications, Inc.	4.625%	1/15/2008	3,000	3,048
Clear Channel Communications, Inc.	4.25%	5/15/2009	2,000	1,978
Comcast Cable Communications, Inc.	6.375%	1/30/2006	7,050	7,276
Comcast Cable Communications, Inc.	8.375%	5/1/2007	150	166
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,662
Cox Communications, Inc.	3.875%	10/1/2008	1,000	986
Cox Communications, Inc.	7.875%	8/15/2009	1,500	1,704
Cox Communications, Inc.	4.625%	1/15/2010 (2)	1,450	1,445
Deutsche Telekom International Finance	3.875%	7/22/2008	3,075	3,071
France Telecom	7.95%	3/1/2006 (3)	4,600	4,833
Gannett Co., Inc.	5.50%	4/1/2007	1,500	1,563
Gannett Co., Inc.	6.375%	4/1/2012	200	223
GTE South, Inc.	6.125%	6/15/2007	300	314
News America, Inc.	6.625%	1/9/2008	1,500	1,616
R.R. Donnelley & Sons Co.	3.75%	4/1/2009	1,350	1,322
SBC Communications, Inc.	5.75%	5/2/2006	3,000	3,096
SBC Communications, Inc.	4.125%	9/15/2009	4,750	4,740
Sprint Capital Corp.	6.00%	1/15/2007	2,350	2,456
Sprint Capital Corp.	6.125%	11/15/2008	5,500	5,897
Sprint Capital Corp.	6.375%	5/1/2009	3,000	3,260
Telecom Italia Capital	4.00%	11/15/2008	3,000	2,987
Telecomunicaciones de Puerto Rico	6.65%	5/15/2006	2,400	2,490
Telefonos de Mexico SA	8.25%	1/26/2006	2,750	2,887
Telefonos de Mexico SA	4.50%	11/19/2008	1,600	1,610
Telus Corp.	7.50%	6/1/2007	3,000	3,258
Thomson Corp.	5.75%	2/1/2008	250	261
Time Warner Entertainment	7.25%	9/1/2008	1,500	1,664
Univision Communications, Inc.	2.875%	10/15/2006	1,000	989
Verizon Global Funding Corp.	6.75%	12/1/2005	7,500	7,746
Verizon Global Funding Corp.	6.125%	6/15/2007	2,500	2,647
Verizon Global Funding Corp.	4.00%	1/15/2008	1,400	1,413
Verizon Wireless Capital	5.375%	12/15/2006	4,950	5,124
Vodafone Group PLC	3.95%	1/30/2008	1,000	1,008
Consumer Cyclical (3.6%)
Cendant Corp.	6.875%	8/15/2006	2,350	2,473
Cendant Corp.	6.25%	1/15/2008	2,225	2,374
Centex Corp.	4.75%	1/15/2008	1,000	1,020
Costco Wholesale Corp.	5.50%	3/15/2007	1,250	1,302
CVS Corp.	4.00%	9/15/2009	2,750	2,739

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

DaimlerChrysler North America
Holding Corp.	7.25%	1/18/2006	$ 1,800	$ 1,872
DaimlerChrysler North America
Holding Corp.	6.40%	5/15/2006	4,775	4,969
DaimlerChrysler North America
Holding Corp.	4.75%	1/15/2008	5,700	5,817
DaimlerChrysler North America
Holding Corp.	4.05%	6/4/2008	5,000	4,986
DaimlerChrysler North America
Holding Corp.	7.20%	9/1/2009	4,000	4,448
Delphi Corp.	6.55%	6/15/2006	1,000	1,029
Federated Department Stores, Inc.	6.625%	9/1/2008	1,000	1,086
Ford Motor Co.	7.25%	10/1/2008	1,000	1,071
Ford Motor Credit Co.	6.875%	2/1/2006	7,400	7,627
Ford Motor Credit Co.	6.50%	1/25/2007	17,550	18,247
Ford Motor Credit Co.	7.75%	2/15/2007	2,850	3,032
Ford Motor Credit Co.	5.625%	10/1/2008	2,750	2,807
Ford Motor Credit Co.	5.80%	1/12/2009	6,000	6,122
Ford Motor Credit Co.	7.375%	10/28/2009	11,000	11,859
Ford Motor Credit Co.	5.70%	1/15/2010	1,000	1,008
General Motors Acceptance Corp.	6.75%	1/15/2006	9,850	10,105
General Motors Acceptance Corp.	4.50%	7/15/2006	4,500	4,507
General Motors Acceptance Corp.	6.125%	9/15/2006	6,500	6,666
General Motors Acceptance Corp.	6.125%	2/1/2007	4,000	4,112
General Motors Acceptance Corp.	6.15%	4/5/2007	1,500	1,542
General Motors Acceptance Corp.	6.125%	8/28/2007	5,250	5,410
General Motors Acceptance Corp.	5.125%	5/9/2008	1,000	1,001
General Motors Acceptance Corp.	5.625%	5/15/2009	3,675	3,671
General Motors Corp.	7.10%	3/15/2006	1,000	1,033
General Motors Corp.	6.375%	5/1/2008	1,000	1,035
Harrah's Operating Co., Inc.	7.125%	6/1/2007	400	428
Harrah's Operating Co., Inc.	7.50%	1/15/2009	2,000	2,219
Hilton Hotels Corp.	7.625%	5/15/2008	1,500	1,665
Home Depot Inc.	3.75%	9/15/2009 (2)	3,625	3,589
Lear Corp.	8.11%	5/15/2009	1,400	1,591
Liberty Media Corp.	3.50%	9/25/2006	2,000	1,990
Liberty Media Corp.	7.875%	7/15/2009	1,600	1,787
Lowe's Cos., Inc.	7.50%	12/15/2005	1,825	1,900
May Department Stores Co.	3.95%	7/15/2007	1,500	1,506
May Department Stores Co.	4.80%	7/15/2009	1,500	1,521
Pulte Homes, Inc.	4.875%	7/15/2009	1,450	1,467
Target Corp.	3.375%	3/1/2008	6,000	5,934
Target Corp.	5.40%	10/1/2008	1,500	1,583
The Walt Disney Co.	5.375%	6/1/2007	4,200	4,370
Time Warner, Inc.	6.125%	4/15/2006	1,000	1,035
Time Warner, Inc.	6.15%	5/1/2007	4,325	4,572
Time Warner, Inc.	8.18%	8/15/2007	2,000	2,213
Toyota Motor Credit Corp.	2.875%	8/1/2008	2,500	2,434
Toyota Motor Credit Corp.	5.50%	12/15/2008	2,500	2,662
Viacom International Inc.	6.40%	1/30/2006	2,800	2,894
Viacom International Inc.	5.625%	5/1/2007	1,000	1,050
Wal-Mart Stores, Inc.	5.45%	8/1/2006	4,400	4,549

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wal-Mart Stores, Inc.	4.375%	7/12/2007	$ 3,400	$ 3,478
Wal-Mart Stores, Inc.	6.875%	8/10/2009	8,500	9,541
Consumer Noncyclical (2.2%)
Abbott Laboratories	5.625%	7/1/2006	4,200	4,347
Abbott Laboratories	3.50%	2/17/2009	2,000	1,981
Altria Group, Inc.	5.625%	11/4/2008	1,000	1,034
Amgen Inc.	4.00%	11/18/2009(2)	3,150	3,134
Baxter International, Inc.	5.25%	5/1/2007	2,000	2,069
Bristol-Myers Squibb Co.	4.75%	10/1/2006	5,750	5,879
Bristol-Myers Squibb Co.	4.00%	8/15/2008	1,000	1,005
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	850	857
Campbell Soup Co.	5.50%	3/15/2007	2,000	2,084
CIGNA Corp.	7.40%	5/15/2007	1,000	1,079
Clorox Co.	4.20%	1/15/2010 (2)	2,425	2,435
Coca-Cola Enterprises Inc.	5.25%	5/15/2007	1,982	2,059
Coca-Cola Enterprises Inc.	5.75%	11/1/2008	1,350	1,442
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	1,500	1,521
Diageo Capital PLC	3.50%	11/19/2007	1,900	1,896
Diageo Capital PLC	3.375%	3/20/2008	5,400	5,346
Fred Meyer, Inc.	7.45%	3/1/2008	2,000	2,205
General Mills, Inc.	2.625%	10/24/2006	3,500	3,448
General Mills, Inc.	5.125%	2/15/2007	2,000	2,062
Gillette Co.	4.125%	8/30/2007	1,500	1,523
Gillette Co.	3.80%	9/15/2009	2,000	1,992
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	1,950	1,915
Hospira, Inc.	4.95%	6/15/2009	1,325	1,350
Imperial Tobacco	7.125%	4/1/2009	1,775	1,955
International Flavors & Fragrances	6.45%	5/15/2006	525	546
Kellogg Co.	6.00%	4/1/2006	2,750	2,842
Kellogg Co.	2.875%	6/1/2008	1,500	1,459
Kraft Foods, Inc.	4.625%	11/1/2006	5,000	5,101
Kraft Foods, Inc.	5.25%	6/1/2007	1,000	1,036
Kraft Foods, Inc.	4.00%	10/1/2008	1,000	1,000
Kraft Foods, Inc.	4.125%	11/12/2009	2,350	2,337
Kroger Co.	7.25%	6/1/2009	1,500	1,679
Merck & Co.	5.25%	7/1/2006	2,000	2,056
Pepsico, Inc.	3.20%	5/15/2007	1,500	1,500
Pharmacia Corp.	5.75%	12/1/2005 (3)	6,000	6,142
Philip Morris Cos., Inc.	6.95%	6/1/2006	3,000	3,119
Philip Morris Cos., Inc.	7.65%	7/1/2008	175	191
Procter & Gamble Co.	4.75%	6/15/2007	5,025	5,179
Procter & Gamble Co.	6.875%	9/15/2009	3,000	3,374
Quest Diagnostic, Inc.	6.75%	7/12/2006	2,675	2,805
Safeway, Inc.	6.15%	3/1/2006	1,000	1,031
Safeway, Inc.	6.50%	11/15/2008	3,800	4,102
Tyson Foods, Inc.	7.25%	10/1/2006	2,000	2,119
Unilever Capital Corp.	6.875%	11/1/2005	2,500	2,575
UnitedHealth Group, Inc.	5.20%	1/17/2007	3,075	3,178
UnitedHealth Group, Inc.	3.375%	8/15/2007	900	896
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,225	1,225
Wellpoint Inc.	3.75%	12/14/2007 (2)	2,050	2,043

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wellpoint Inc.	4.25%	12/15/2009 (2)	$ 900	$ 897
Wyeth	4.375%	3/1/2008	1,500	1,519
Energy (0.8%)
Anadarko Petroleum Corp.	3.25%	5/1/2008	3,000	2,948
BP Canada Finance	3.375%	10/31/2007	2,000	1,987
BP Capital Markets PLC	2.35%	6/15/2006	1,500	1,490
BP Capital Markets PLC	2.75%	12/29/2006	700	693
BP Capital Markets PLC	2.625%	3/15/2007	3,300	3,257
Burlington Resources, Inc.	5.60%	12/1/2006	1,300	1,349
ChevronTexaco Capital Co.	3.50%	9/17/2007	8,000	8,015
Conoco Funding Co.	5.45%	10/15/2006	3,250	3,366
Conoco, Inc.	6.35%	4/15/2009	2,775	3,033
Devon Energy Corp.	2.75%	8/1/2006	1,500	1,486
Encana Corp.	4.60%	8/15/2009	1,250	1,274
Marathon Oil Corp.	5.375%	6/1/2007	1,750	1,820
Norsk Hydro	6.36%	1/15/2009	1,500	1,627
Occidental Petroleum	5.875%	1/15/2007	5,000	5,225
Petrobras International Finance	9.875%	5/9/2008	2,000	2,325
Phillips Petroleum Co.	6.375%	3/30/2009	1,000	1,092
Pioneer Natural Resources Co.	6.50%	1/15/2008	1,000	1,071
Valero Energy Corp.	6.125%	4/15/2007	1,500	1,578
Technology (0.6%)
Computer Sciences Corp.	3.50%	4/15/2008	3,500	3,460
Deluxe Corp.	3.50%	10/1/2007 (2)	750	741
Eastman Kodak Co.	3.625%	5/15/2008	2,500	2,433
First Data Corp.	4.70%	11/1/2006	3,250	3,327
First Data Corp.	3.375%	8/1/2008	1,000	985
Hewlett-Packard Co.	5.75%	12/15/2006	5,500	5,734
Hewlett-Packard Co.	3.625%	3/15/2008	400	399
International Business Machines Corp.	4.875%	10/1/2006	5,000	5,139
International Business Machines Corp.	5.375%	2/1/2009	1,500	1,585
International Business Machines Corp.	4.375%	6/1/2009	3,100	3,160
SunGard Data Systems, Inc.	3.75%	1/15/2009	850	826
Texas Instruments, Inc.	6.125%	2/1/2006	3,100	3,195
Transportation (0.5%)
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,200	2,403
Canadian National Railway Co.	4.25%	8/1/2009	2,700	2,726
CSX Corp.	7.45%	5/1/2007	2,000	2,160
CSX Corp.	6.25%	10/15/2008	1,500	1,604
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	1,600	1,772
FedEx Corp.	2.65%	4/1/2007	800	785
FedEx Corp.	3.50%	4/1/2009	2,075	2,032
Hertz Corp.	4.70%	10/2/2006	2,500	2,523
Mass Transit Railway Corp.	7.50%	2/4/2009	1,500	1,697
Norfolk Southern Corp.	7.35%	5/15/2007	305	330
Norfolk Southern Corp.	6.20%	4/15/2009	2,250	2,422
Union Pacific Corp.	6.40%	2/1/2006	3,965	4,092
Union Pacific Corp.	3.875%	2/15/2009	1,000	992

	606,650

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Utilities (1.6%)
Electric (1.4%)
Alabama Power Co.	7.125%	10/1/2007	$ 5,000	$ 5,452
American Electric Power Co., Inc.	6.125%	5/15/2006	2,450	2,539
CalEnergy Co., Inc.	7.63%	10/15/2007	2,175	2,379
Commonwealth Edison Co.	3.70%	2/1/2008	1,500	1,499
Consolidated Edison, Inc.	6.625%	12/15/2005	2,500	2,578
Constellation Energy Group, Inc.	6.35%	4/1/2007	3,300	3,491
Consumers Energy Co.	4.25%	4/15/2008	2,000	2,015
Consumers Energy Co.	4.80%	2/17/2009	1,000	1,023
DTE Energy Co.	6.45%	6/1/2006	1,750	1,823
Duke Energy Corp.	3.75%	3/5/2008	3,000	2,996
Entergy Gulf States	3.60%	6/1/2008	1,250	1,230
Florida Power & Light Co.	6.875%	12/1/2005	2,150	2,223
FPL Group Capital, Inc.	3.25%	4/11/2006	1,500	1,502
FPL Group Capital, Inc.	7.625%	9/15/2006	1,570	1,679
Illinois Power	7.50%	6/15/2009	1,000	1,136
National Rural Utilities
Cooperative Finance Corp.	6.00%	5/15/2006	1,000	1,036
National Rural Utilities
Cooperative Finance Corp.	6.50%	3/1/2007	7,100	7,535
National Rural Utilities
Cooperative Finance Corp.	3.875%	2/15/2008	700	702
Niagara Mohawk Power Corp.	7.75%	10/1/2008	1,000	1,125
NiSource Finance Corp.	3.20%	11/1/2006	3,000	2,982
Pacific Gas & Electric Co.	3.60%	3/1/2009	1,750	1,726
Pepco Holdings, Inc.	5.50%	8/15/2007	3,275	3,398
PPL Electric Utilities Corp.	6.25%	8/15/2009	2,000	2,172
Progress Energy, Inc.	6.75%	3/1/2006	1,500	1,556
Progress Energy, Inc.	6.05%	4/15/2007	2,500	2,616
PSEG Power Corp.	6.875%	4/15/2006	1,375	1,434
Public Service Co. of Colorado	4.375%	10/1/2008	1,600	1,626
Public Service Co. of New Mexico	4.40%	9/15/2008	1,250	1,260
Public Service Electric & Gas	4.00%	11/1/2008	2,000	2,006
Southern California Edison Co.	8.00%	2/15/2007	3,000	3,271
TXU Energy Co.	6.125%	3/15/2008	1,000	1,060
Virginia Electric & Power Co.	5.75%	3/31/2006	1,000	1,029
Virginia Electric & Power Co.	5.375%	2/1/2007	1,850	1,916
Natural Gas (0.2%)
Atmos Energy Corp.	4.00%	10/15/2009	1,300	1,284
Consolidated Natural Gas	5.375%	11/1/2006	3,600	3,719
Enron Corp.	9.125%	4/1/2003 **	2,000	620
Enron Corp.	7.625%	9/10/2004 **	1,000	310
HNG Internorth	9.625%	3/15/2006 **	1,500	465
KN Energy, Inc.	6.80%	3/1/2008	1,500	1,620
Sempra Energy	6.95%	12/1/2005	2,000	2,065
Yosemite Security Trust	8.25%	11/15/2004 **	3,225	1,338

	83,436

TOTAL CORPORATE BONDS
(Cost $1,333,893)	1,336,325

Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

SOVEREIGN BONDS (U.S. Dollar-Denominated) (7.6%)
African Development Bank	3.25%	8/1/2008	$ 1,500	$ 1,491
Asian Development Bank	4.875%	2/5/2007	11,000	11,374
Bayerische Landesbank	6.625%	6/25/2007	2,500	2,685
Bayerische Landesbank	2.875%	10/15/2008	1,800	1,735
Canadian Government	6.375%	7/21/2005	3,000	3,060
Canadian Government	6.75%	8/28/2006	700	741
Canadian Government	5.25%	11/5/2008	3,000	3,181
Canadian Mortgage & Housing	2.95%	6/2/2008	2,000	1,960
Eksportfinans	3.375%	1/15/2008	3,025	3,009
Eksportfinans	4.375%	7/15/2009	3,000	3,057
European Bank for
Reconstruction & Development	5.375%	6/15/2006	2,000	2,066
European Investment Bank	3.00%	8/15/2006	5,000	4,985
European Investment Bank	4.875%	9/6/2006	17,500	18,004
European Investment Bank	7.125%	9/18/2006	2,000	2,130
European Investment Bank	4.625%	3/1/2007	14,500	14,924
European Investment Bank	2.375%	6/15/2007	10,000	9,797
European Investment Bank	3.125%	10/15/2007	6,600	6,565
European Investment Bank	3.375%	3/16/2009	6,925	6,855
Export Development Canada	4.00%	8/1/2007	3,250	3,284
Export-Import Bank of Korea	7.10%	3/15/2007	500	535
Export-Import Bank of Korea	4.50%	8/12/2009	3,500	3,522
Federation of Malaysia	8.75%	6/1/2009	4,350	5,155
Hellenic Republic	6.95%	3/4/2008	3,075	3,370
Instituto de Credito Oficial	6.00%	5/19/2008	5,000	5,380
Inter-American Development Bank	5.375%	1/18/2006	4,000	4,101
Inter-American Development Bank	6.125%	3/8/2006	3,225	3,343
Inter-American Development Bank	6.625%	3/7/2007	2,375	2,539
Inter-American Development Bank	6.375%	10/22/2007	4,325	4,665
Inter-American Development Bank	5.75%	2/26/2008	5,500	5,869
Inter-American Development Bank	5.625%	4/16/2009	3,500	3,765
International Bank for
Reconstruction & Development	5.00%	3/28/2006	5,000	5,123
International Bank for
Reconstruction & Development	6.625%	8/21/2006	3,000	3,167
International Bank for
Reconstruction & Development	4.375%	9/28/2006	11,250	11,494
International Bank for
Reconstruction & Development	4.125%	6/24/2009	2,000	2,034
International Finance Corp.	5.25%	5/2/2006	5,000	5,149
International Finance Corp.	3.00%	4/15/2008	1,650	1,633
International Finance Corp.	3.75%	6/30/2009	1,500	1,502
KFW International Finance, Inc.	4.75%	1/24/2007	21,000	21,636
Korea Development Bank	6.75%	12/1/2005	2,035	2,107
Korea Development Bank	5.25%	11/16/2006	2,630	2,703
Korea Development Bank	3.875%	3/2/2009	2,375	2,340
Korea Development Bank	4.75%	7/20/2009	2,575	2,621
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	2,900	2,869
Kredit Fuer Wiederaufbau	3.25%	7/16/2007	15,300	15,254
Landwirtschaft Rentenbank	3.375%	11/15/2007	6,200	6,192

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Landwirtschaft Rentenbank	3.25%	6/16/2008	$ 1,700	$ 1,684
Landwirtschaft Rentenbank	3.875%	9/4/2008	3,500	3,556
Landwirtschaft Rentenbank	3.625%	10/20/2009	7,225	7,150
Nordic Investment Bank	3.125%	4/24/2008	3,350	3,317
Oesterreich Kontrollbank	5.50%	1/20/2006	6,370	6,539
Oesterreich Kontrollbank	5.125%	3/20/2007	2,500	2,599
Ontario Hydro Electric	6.10%	1/30/2008	2,000	2,143
Pemex Project Funding Master Trust	8.50%	2/15/2008	4,950	5,569
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	4,750	5,325
People's Republic of China	7.30%	12/15/2008	2,000	2,253
Province of British Columbia	4.625%	10/3/2006	1,085	1,112
Province of British Columbia	5.375%	10/29/2008	2,000	2,123
Province of Manitoba	4.25%	11/20/2006	2,500	2,547
Province of New Brunswick	3.50%	10/23/2007	3,500	3,492
Province of Ontario	6.00%	2/21/2006	5,000	5,166
Province of Ontario	3.35%	7/16/2007	4,175	4,163
Province of Ontario	3.50%	9/17/2007	5,500	5,503
Province of Ontario	5.50%	10/1/2008	6,000	6,373
Province of Ontario	3.625%	10/21/2009	2,025	2,000
Province of Quebec	7.00%	1/30/2007	978	1,049
Province of Quebec	5.75%	2/15/2009	6,200	6,647
Republic of Chile	5.625%	7/23/2007	3,000	3,132
Republic of Finland	5.875%	2/27/2006	1,750	1,809
Republic of Finland	4.75%	3/6/2007	2,675	2,756
Republic of Italy	2.50%	3/31/2006	4,000	3,976
Republic of Italy	4.375%	10/25/2006	10,000	10,197
Republic of Italy	2.75%	12/15/2006	8,350	8,270
Republic of Italy	3.625%	9/14/2007	13,425	13,482
Republic of Italy	3.75%	12/14/2007	6,200	6,258
Republic of Italy	3.25%	5/15/2009	7,500	7,332
Republic of Korea	8.875%	4/15/2008	6,500	7,524
Republic of South Africa	8.375%	10/17/2006	2,650	2,865
Republic of South Africa	9.125%	5/19/2009	3,000	3,542
Swedish Export Credit Corp.	2.875%	1/26/2007	2,050	2,034
United Mexican States	9.875%	1/15/2007	8,850	9,961
United Mexican States	8.625%	3/12/2008	1,500	1,702
United Mexican States	4.625%	10/8/2008	2,100	2,137
United Mexican States	10.375%	2/17/2009	1,000	1,223
United Mexican States	9.875%	2/1/2010	3,500	4,298

TOTAL SOVEREIGN BONDS
(Cost $402,142)				401,779

			Shares

TEMPORARY CASH INVESTMENTS (0.6%)

Vanguard Market Liquidity Fund, 2.26%†			23,205,694	23,206
Vanguard Market Liquidity Fund, 2.26%†—Note E			5,927,650	5,928

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $29,134)				29,134

TOTAL INVESTMENTS (99.3%)
(Cost $5,242,927)			5,226,114

Short-Term Bond Index Fund	Market Value^ (000)

OTHER ASSETS AND LIABILITIES (0.7%)
Other Assets—Note B	$ 157,324
Liabilities—Note E	(119,175)

38,149

NET ASSETS (100%)	$ 5,264,263

^	See Note A in Notes to Financial Statements.
*	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**	Non-income-producing security—security in default.
†	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities
(3)	Adjustable-rate note.

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:
Amount
(000)

Paid-in Capital	$5,283,230
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,154)
Unrealized Depreciation	(16,813)

NET ASSETS	$5,264,263

Investor Shares—Net Assets
Applicable to 374,216,572 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$3,795,345

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$10.14

Admiral Shares—Net Assets
Applicable to 144,833,660 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,468,918

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$10.14

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (43.9%)

U.S. Government Securities (27.9%)
U.S. Treasury Bond	12.75%	11/15/2010	$ 13,350	$ 14,476
U.S. Treasury Bond	13.875%	5/15/2011	15,750	18,058
U.S. Treasury Bond	14.00%	11/15/2011	13,150	15,772
U.S. Treasury Bond	10.375%	11/15/2012	12,075	14,411
U.S. Treasury Bond	13.25%	5/15/2014	24,025	33,436
U.S. Treasury Bond	12.50%	8/15/2014	10,200	14,042
U.S. Treasury Bond	11.25%	2/15/2015	90,125	141,707
U.S. Treasury Bond	10.625%	8/15/2015	55,300	84,981
U.S. Treasury Bond	9.875%	11/15/2015	65,525	96,813
U.S. Treasury Bond	9.25%	2/15/2016	23,650	33,760
U.S. Treasury Note	2.25%	4/30/2006	475	471
U.S. Treasury Note	6.50%	2/15/2010	56,950	64,487
U.S. Treasury Note	5.75%	8/15/2010	85,125	93,730
U.S. Treasury Note	5.00%	2/15/2011	1,375	1,463
U.S. Treasury Note	5.00%	8/15/2011	8,650	9,210
U.S. Treasury Note	4.875%	2/15/2012	1,265	1,337
U.S. Treasury Note	4.375%	8/15/2012	333,350	341,477
U.S. Treasury Note	4.00%	11/15/2012	1,225	1,224
U.S. Treasury Note	3.875%	2/15/2013	1,375	1,357
U.S. Treasury Note	4.25%	8/15/2013	301,450	303,759
U.S. Treasury Note	4.25%	11/15/2013	6,700	6,740

	1,292,711

Agency Bonds and Notes (16.0%)
Federal Home Loan Bank*	7.625%	5/14/2010	15,250	17,850
Federal Home Loan Bank*	5.75%	5/15/2012	21,000	22,788
Federal Home Loan Bank*	4.50%	11/15/2012	24,750	24,872
Federal Home Loan Bank*	3.875%	6/14/2013	6,500	6,228
Federal Home Loan Bank*	4.50%	9/16/2013	11,500	11,554
Federal Home Loan Bank*	5.25%	6/18/2014	12,500	13,123
Federal Home Loan Mortgage Corp.*	7.00%	3/15/2010	35,000	39,787
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	39,000	44,439
Federal Home Loan Mortgage Corp.*	5.625%	3/15/2011	17,500	18,863
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	16,750	18,038
Federal Home Loan Mortgage Corp.*	6.00%	6/15/2011	26,500	29,132
Federal Home Loan Mortgage Corp.*	5.50%	9/15/2011	24,500	26,276
Federal Home Loan Mortgage Corp.*	5.75%	1/15/2012	32,575	35,386
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	29,000	30,365
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2013	23,000	23,086
Federal Home Loan Mortgage Corp.*	4.00%	6/12/2013	8,375	7,892
Federal Home Loan Mortgage Corp.*	4.50%	7/15/2013	9,000	9,010
Federal Home Loan Mortgage Corp.*	4.875%	11/15/2013	18,000	18,417
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2014	2,500	2,499
Federal Home Loan Mortgage Corp.*	5.00%	7/15/2014	11,000	11,341
Federal National Mortgage Assn.*	7.25%	1/15/2010	44,800	51,434
Federal National Mortgage Assn.*	7.125%	6/15/2010	25,000	28,719
Federal National Mortgage Assn.*	6.625%	11/15/2010	12,500	14,106
Federal National Mortgage Assn.*	6.25%	2/1/2011	3,350	3,665
Federal National Mortgage Assn.*	5.50%	3/15/2011	3,000	3,213
Federal National Mortgage Assn.*	6.00%	5/15/2011	37,675	41,395

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Federal National Mortgage Assn.*	6.125%	3/15/2012	$ 40,410	$ 44,868
Federal National Mortgage Assn.*	5.25%	8/1/2012	3,500	3,627
Federal National Mortgage Assn.*	4.375%	9/15/2012	15,000	14,990
Federal National Mortgage Assn.*	4.375%	3/15/2013	15,500	15,426
Federal National Mortgage Assn.*	4.625%	5/1/2013	6,600	6,524
Federal National Mortgage Assn.*	4.625%	10/15/2013	46,000	46,364
Federal National Mortgage Assn.*	5.125%	1/2/2014	9,550	9,688
Federal National Mortgage Assn.*	4.625%	10/15/2014	20,625	20,625
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.20%	1/15/2010	6,500	7,447
Tennessee Valley Auth.*	5.625%	1/18/2011	4,000	4,307
Tennessee Valley Auth.*	6.00%	3/15/2013	6,000	6,635
Tennessee Valley Auth.*	4.75%	8/1/2013	4,000	4,072

				738,051

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,011,087)	2,030,762

CORPORATE BONDS (49.4%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bear Stearns Commercial Mortgage Securities, Inc.	5.61%	11/15/2033 (1)	2,500	2,653
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)	554	610

	3,263

Finance (18.5%)
Banking (7.4%)
Amsouth Bank of Alabama	4.85%	4/1/2013	1,500	1,508
Banco Bradesco SA	8.75%	10/24/2013	1,500	1,612
Bank of America Corp.	7.80%	2/15/2010	4,400	5,128
Bank of America Corp.	4.25%	10/1/2010	1,500	1,500
Bank of America Corp.	4.375%	12/1/2010	350	353
Bank of America Corp.	7.40%	1/15/2011	10,650	12,409
Bank of America Corp.	6.25%	4/15/2012	16,150	17,871
Bank of America Corp.	4.875%	9/15/2012	4,000	4,108
Bank of America Corp.	4.75%	8/15/2013	3,000	3,010
Bank of America Corp.	5.375%	6/15/2014	1,725	1,802
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,662
Bank of Tokyo-Mitsubishi	8.40%	4/15/2010	6,250	7,411
Bank One Corp.	7.875%	8/1/2010	9,150	10,702
Bank One Corp.	5.90%	11/15/2011	2,500	2,689
BankBoston NA	6.375%	3/25/2008	2,500	2,702
BB&T Corp.	6.50%	8/1/2011	1,250	1,396
BB&T Corp.	4.75%	10/1/2012	4,500	4,536
BSCH Issuances Ltd.	7.625%	11/3/2009	5,000	5,761
BSCH Issuances Ltd.	7.625%	9/14/2010	2,400	2,793
Citicorp Lease Pass-Through Trust	8.04%	12/15/2019 (1)(2)	2,100	2,588
Citigroup, Inc.	6.50%	1/18/2011	9,150	10,244
Citigroup, Inc.	5.625%	8/27/2012	9,550	10,216
Citigroup, Inc.	5.125%	5/5/2014	3,050	3,125
Citigroup, Inc.	5.00%	9/15/2014 (2)	18,644	18,722
Deutsche Bank Financial LLC	5.375%	3/2/2015	2,250	2,321
First Tennessee Bank	5.05%	1/15/2015	2,300	2,295
First Union National Bank	7.80%	8/18/2010	7,255	8,519

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

FirstStar Bank	7.125%	12/1/2009	$ 5,960	$ 6,738
Golden West Financial Corp.	4.75%	10/1/2012	2,500	2,533
HSBC Holdings PLC	5.25%	12/12/2012	5,750	5,956
J.P. Morgan Chase & Co.	4.50%	11/15/2010	1,100	1,110
J.P. Morgan Chase & Co.	6.75%	2/1/2011	13,597	15,280
J.P. Morgan Chase & Co.	4.50%	1/15/2012	875	864
J.P. Morgan Chase & Co.	5.75%	1/2/2013	9,400	9,952
J.P. Morgan Chase & Co.	5.125%	9/15/2014	3,775	3,812
Key Bank NA	7.00%	2/1/2011	2,000	2,273
Key Bank NA	5.80%	7/1/2014	1,000	1,061
Manufacturers & Traders Trust Co.	8.00%	10/1/2010	2,000	2,356
Marshall & Ilsley Bank	5.25%	9/4/2012	3,000	3,151
Mellon Bank NA	4.75%	12/15/2014	3,800	3,769
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,099
Mellon Funding Corp.	6.40%	5/14/2011	1,000	1,109
National Australia Bank	8.60%	5/19/2010	2,000	2,407
National City Bank	6.25%	3/15/2011	1,500	1,644
National City Bank	4.625%	5/1/2013	4,000	3,959
North Fork Bancorp	5.875%	8/15/2012	2,000	2,136
PaineWebber	7.625%	12/1/2009	3,000	3,471
Paribas NY	6.95%	7/22/2013	2,000	2,318
PNC Funding Corp.	7.50%	11/1/2009	1,250	1,423
Regions Financial Corp.	7.00%	3/1/2011	4,250	4,834
Republic New York Corp.	7.75%	5/15/2009	2,400	2,752
Royal Bank of Scotland Group PLC	6.375%	2/1/2011	3,500	3,878
Royal Bank of Scotland Group PLC	5.00%	11/12/2013	8,500	8,698
Royal Bank of Scotland Group PLC	5.05%	1/8/2015	2,200	2,223
Sanwa Bank Ltd.	8.35%	7/15/2009	600	700
Sanwa Bank Ltd.	7.40%	6/15/2011	5,200	5,950
Southtrust Corp.	5.80%	6/15/2014	1,350	1,439
Sumitomo Mitsui Banking Corp.	8.00%	6/15/2012	1,710	2,039
SunTrust Banks, Inc.	6.25%	6/1/2008	2,000	2,163
SunTrust Banks, Inc.	6.375%	4/1/2011	2,080	2,313
UFJ Finance Aruba AEC	6.75%	7/15/2013	5,750	6,402
Union Planters Corp.	4.375%	12/1/2010	1,000	998
Union Planters Corp.	7.75%	3/1/2011	2,500	2,939
UnionBanCal Corp.	5.25%	12/16/2013	1,200	1,218
US Bank NA	5.70%	12/15/2008	2,000	2,132
US Bank NA	6.375%	8/1/2011	2,000	2,231
US Bank NA	6.30%	2/4/2014	2,600	2,900
US Bank NA	4.95%	10/30/2014	800	806
Wachovia Bank NA	4.80%	11/1/2014	2,750	2,734
Wachovia Corp.	4.875%	2/15/2014	2,500	2,506
Wachovia Corp.	5.25%	8/1/2014	2,600	2,672
Washington Mutual Bank	6.875%	6/15/2011	6,300	7,101
Washington Mutual Bank	5.50%	1/15/2013	4,200	4,350
Washington Mutual Bank	5.65%	8/15/2014	2,750	2,850
Washington Mutual, Inc.	8.25%	4/1/2010	1,500	1,763
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,920
Wells Fargo & Co.	4.20%	1/15/2010	11,500	11,554
Wells Fargo & Co.	7.55%	6/21/2010	5,000	5,811

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Wells Fargo & Co.	6.45%	2/1/2011	$ 9,500	$ 10,579
Wells Fargo & Co.	6.375%	8/1/2011	2,500	2,788
Wells Fargo & Co.	5.125%	9/1/2012	350	363
Wells Fargo & Co.	4.95%	10/16/2013	3,500	3,549
Zions Bancorp	5.65%	5/15/2014	1,200	1,241
Brokerage (4.2%)
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,151
Bear Stearns Co., Inc.	5.70%	11/15/2014	10,000	10,560
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	3,850	3,836
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	7,750	8,503
Credit Suisse First Boston USA, Inc.	6.50%	1/15/2012	9,940	11,124
Credit Suisse First Boston USA, Inc.	5.50%	8/15/2013	4,400	4,614
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,500	4,591
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	1,825	1,812
Goldman Sachs Group, Inc.	6.60%	1/15/2012	17,000	18,974
Goldman Sachs Group, Inc.	5.70%	9/1/2012	9,625	10,196
Goldman Sachs Group, Inc.	5.25%	4/1/2013	10,550	10,794
Goldman Sachs Group, Inc.	4.75%	7/15/2013	3,000	2,968
Goldman Sachs Group, Inc.	5.25%	10/15/2013	5,725	5,840
Goldman Sachs Group, Inc.	5.15%	1/15/2014	4,900	4,962
Goldman Sachs Group, Inc.	5.00%	10/1/2014	3,300	3,296
Goldman Sachs Group, Inc.	5.50%	11/15/2014	2,525	2,649
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,349
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	3,000	3,006
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	6,000	6,714
Lehman Brothers Holdings, Inc.	4.80%	3/13/2014	4,825	4,784
Merrill Lynch & Co., Inc.	4.50%	11/4/2010	1,500	1,512
Merrill Lynch & Co., Inc.	5.00%	2/3/2014	4,900	4,945
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	4,350	4,502
Morgan Stanley Dean Witter	4.25%	5/15/2010	7,500	7,512
Morgan Stanley Dean Witter	6.75%	4/15/2011	7,320	8,244
Morgan Stanley Dean Witter	6.60%	4/1/2012	12,840	14,393
Morgan Stanley Dean Witter	5.30%	3/1/2013	17,000	17,585
Morgan Stanley Dean Witter	4.75%	4/1/2014	12,925	12,683
Finance Companies (3.9%)
American Express Co.	4.875%	7/15/2013	3,500	3,551
American General Finance Corp.	4.00%	3/15/2011	3,000	2,913
American General Finance Corp.	5.375%	10/1/2012	6,000	6,219
Capital One Bank	4.875%	5/15/2008	1,000	1,029
Capital One Bank	5.75%	9/15/2010	2,000	2,098
Capital One Bank	6.50%	6/13/2013	2,750	3,006
Capital One Bank	5.125%	2/15/2014	1,500	1,504
CIT Group, Inc.	4.75%	12/15/2010	3,200	3,252
CIT Group, Inc.	7.75%	4/2/2012	5,250	6,211
CIT Group, Inc.	5.00%	2/13/2014	2,000	1,994
CIT Group, Inc.	5.125%	9/30/2014	2,500	2,504
Countrywide Home Loan	6.25%	4/15/2009	100	108
Countrywide Home Loan	4.00%	3/22/2011	5,500	5,334
General Electric Capital Corp.	7.375%	1/19/2010	6,000	6,868

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

General Electric Capital Corp.	6.125%	2/22/2011	$ 9,140	$ 10,003
General Electric Capital Corp.	4.375%	11/21/2011	2,325	2,313
General Electric Capital Corp.	5.875%	2/15/2012	22,400	24,235
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,834
General Electric Capital Corp.	6.00%	6/15/2012	6,750	7,351
General Electric Capital Corp.	5.45%	1/15/2013	4,000	4,225
General Electric Capital Corp.	4.75%	9/15/2014	6,500	6,478
Household Finance Corp.	6.375%	10/15/2011	4,825	5,317
Household Finance Corp.	7.00%	5/15/2012	11,250	12,833
Household Finance Corp.	6.375%	11/27/2012	5,000	5,535
HSBC Finance Corp.	6.75%	5/15/2011	12,675	14,301
International Lease Finance Corp.	5.875%	5/1/2013	4,000	4,229
MBNA America Bank NA	4.625%	8/3/2009	2,000	2,037
MBNA America Bank NA	6.625%	6/15/2012	3,300	3,655
MBNA Corp.	7.50%	3/15/2012	2,400	2,782
PHH Corp.	7.125%	3/1/2013	1,800	2,043
SLM Corp.	4.00%	1/15/2009	500	498
SLM Corp.	5.125%	8/27/2012	6,500	6,594
SLM Corp.	5.375%	1/15/2013	4,000	4,172
SLM Corp.	5.00%	10/1/2013	4,500	4,540
SLM Corp.	5.375%	5/15/2014	1,250	1,298
Wells Fargo Financial	5.50%	8/1/2012	350	371
Insurance (1.7%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	2,000	2,054
AEGON NV	4.75%	6/1/2013	3,000	2,970
Allstate Corp.	7.20%	12/1/2009	6,200	7,027
Allstate Corp.	5.00%	8/15/2014	1,050	1,055
American International Group, Inc.	4.25%	5/15/2013 (3)	5,000	4,854
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014 (2)	1,100	1,110
Assurant, Inc.	5.625%	2/15/2014	2,825	2,914
AXA Financial, Inc.	7.75%	8/1/2010	1,500	1,735
Axis Capital Holdings	5.75%	12/1/2014	1,800	1,790
Chubb Corp.	6.00%	11/15/2011	1,500	1,611
CNA Financial Corp.	5.85%	12/15/2014	1,350	1,340
Commerce Group, Inc.	5.95%	12/9/2013	900	917
Fidelity National Financial, Inc.	7.30%	8/15/2011	2,400	2,626
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,136
GE Global Insurance Holdings Corp.	7.50%	6/15/2010	2,000	2,279
GE Global Insurance Holdings Corp.	7.75%	6/15/2030	250	293
Genworth Financial, Inc.	5.75%	6/15/2014	2,250	2,361
Hartford Financial Services Group, Inc.	7.90%	6/15/2010	1,000	1,161
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,200	1,164
Lincoln National Corp.	6.20%	12/15/2011	1,650	1,793
Marsh & McLennan Cos., Inc.	6.25%	3/15/2012	1,900	1,987
Marsh & McLennan Cos., Inc.	4.85%	2/15/2013	2,000	1,888
MetLife, Inc.	5.375%	12/15/2012	3,000	3,104
MetLife, Inc.	5.00%	11/24/2013	2,325	2,337
MetLife, Inc.	5.50%	6/15/2014	1,575	1,631
Nationwide Financial Services	5.90%	7/1/2012	2,475	2,633
Principal Life Inc. Funding	5.10%	4/15/2014	4,250	4,305

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Protective Life Secured Trust	4.00%	4/1/2011	$ 2,500	$ 2,432
Prudential Financial, Inc.	4.50%	7/15/2013	4,500	4,350
Prudential Financial, Inc.	5.10%	9/20/2014	2,675	2,680
Safeco Corp.	4.875%	2/1/2010	2,500	2,560
Travelers Property Casualty Corp.	5.00%	3/15/2013	2,500	2,476
XL Capital Ltd.	5.25%	9/15/2014	5,025	4,997
Real Estate Investment Trusts (1.2%)
Avalonbay Communities	6.125%	11/1/2012	1,000	1,079
Boston Properties, Inc.	6.25%	1/15/2013	4,000	4,348
Brandywine Realty Trust	5.40%	11/1/2014	2,250	2,254
Developers Diversified Realty	5.25%	4/15/2011	2,000	2,041
EOP Operating LP	8.10%	8/1/2010	500	585
EOP Operating LP	4.65%	10/1/2010	1,700	1,707
EOP Operating LP	7.00%	7/15/2011	8,750	9,863
EOP Operating LP	6.75%	2/15/2012	2,200	2,448
EOP Operating LP	4.75%	3/15/2014	1,775	1,718
ERP Operating LP	6.95%	3/2/2011	4,000	4,482
ERP Operating LP	6.625%	3/15/2012	1,000	1,112
ERP Operating LP	5.20%	4/1/2013	1,000	1,022
Health Care Property Investment, Inc.	6.45%	6/25/2012	3,025	3,301
Health Care REIT, Inc.	6.00%	11/15/2013	2,950	3,041
HRPT Properties Trust	6.25%	8/15/2016	1,400	1,473
iStar Financial Inc.	6.00%	12/15/2010	2,000	2,108
ProLogis	5.50%	3/1/2013	2,000	2,060
Regency Centers LP	6.75%	1/15/2012	2,600	2,874
Simon Property Group Inc.	4.875%	8/15/2010 (2)	3,500	3,562
Simon Property Group Inc.	6.35%	8/28/2012	2,500	2,711
Other (0.1%)
Berkshire Hathaway Finance Corp.	4.20%	12/15/2010	1,000	1,007
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,500	2,502
Berkshire Hathaway Finance Corp.	5.10%	7/15/2014 (2)	1,850	1,891

	855,893

Industrial (26.5%)
Basic Industry (2.1%)
Alcan, Inc.	4.50%	5/15/2013	4,100	4,023
Alcan, Inc.	5.20%	1/15/2014	1,500	1,533
Alcoa, Inc.	6.50%	6/1/2011	1,000	1,118
Alcoa, Inc.	6.00%	1/15/2012	1,000	1,091
Alcoa, Inc.	5.375%	1/15/2013	11,000	11,564
Barrick Gold Finance Inc.	4.875%	11/15/2014	1,050	1,046
BHP Billington Finance BV	4.80%	4/15/2013	5,500	5,566
Celulosa Arauco Constitution SA	8.625%	8/15/2010	2,050	2,422
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,485
Domtar, Inc.	7.875%	10/15/2011	1,250	1,437
Dow Chemical Co.	6.125%	2/1/2011	7,500	8,177
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	5,050	5,084
E.I. du Pont de Nemours & Co.	4.75%	11/15/2012	2,000	2,041
E.I. du Pont de Nemours & Co.	4.875%	4/30/2014	1,125	1,149
Eastman Chemical Co.	7.00%	4/15/2012	1,000	1,140

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Falconbridge Ltd.	7.35%	6/5/2012	$ 1,500	$ 1,699
ICI Wilmington	5.625%	12/1/2013	1,600	1,657
Inco Ltd.	7.75%	5/15/2012	1,500	1,759
International Paper Co.	4.00%	4/1/2010	2,000	1,963
International Paper Co.	6.75%	9/1/2011	3,300	3,696
International Paper Co.	5.85%	10/30/2012 (3)	4,900	5,214
MeadWestvaco Corp.	6.85%	4/1/2012	2,500	2,822
Monsanto Co.	7.375%	8/15/2012	2,000	2,329
Noranda, Inc.	7.25%	7/15/2012	2,325	2,646
Phelps Dodge Corp.	8.75%	6/1/2011	2,500	3,028
Potash Corp. of Saskatchewan	7.75%	5/31/2011	2,500	2,953
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,500
Praxair, Inc.	6.375%	4/1/2012	2,000	2,233
Praxair, Inc.	3.95%	6/1/2013	2,500	2,387
Stora Enso Oyj	7.375%	5/15/2011	1,000	1,140
Weyerhaeuser Co.	6.75%	3/15/2012	7,500	8,441
WMC Finance USA	5.125%	5/15/2013	2,000	2,007
Capital Goods (2.8%)
BAE Systems	7.156%	12/15/2011 (1)(2)	707	771
Boeing Capital Corp.	6.50%	2/15/2012	2,400	2,690
Boeing Capital Corp.	5.80%	1/15/2013	6,500	7,008
Brascan Corp.	7.125%	6/15/2012	1,000	1,126
Caterpillar, Inc.	6.55%	5/1/2011	1,000	1,122
CRH America Inc.	6.95%	3/15/2012	5,275	6,018
Deere & Co.	7.85%	5/15/2010	1,000	1,174
Deere & Co.	6.95%	4/25/2014	3,350	3,900
Emerson Electric Co.	7.125%	8/15/2010	500	572
Emerson Electric Co.	4.625%	10/15/2012	7,000	7,041
General Dynamics Corp.	4.50%	8/15/2010	1,000	1,019
General Dynamics Corp.	4.25%	5/15/2013	6,000	5,874
General Electric Co.	5.00%	2/1/2013	16,700	17,130
Goodrich Corp.	7.625%	12/15/2012	3,000	3,556
Hanson PLC	7.875%	9/27/2010	2,500	2,917
Hanson PLC	5.25%	3/15/2013	3,775	3,806
Honeywell International, Inc.	7.50%	3/1/2010	4,000	4,618
John Deere Capital Corp.	7.00%	3/15/2012	7,220	8,335
Masco Corp.	5.875%	7/15/2012	4,100	4,417
Northrop Grumman Corp.	7.125%	2/15/2011	4,400	5,023
Raytheon Co.	8.30%	3/1/2010	2,000	2,369
Raytheon Co.	6.00%	12/15/2010	506	547
Raytheon Co.	4.85%	1/15/2011	1,000	1,020
Raytheon Co.	5.50%	11/15/2012	1,250	1,318
Raytheon Co.	5.375%	4/1/2013	1,700	1,772
Republic Services, Inc.	6.75%	8/15/2011	2,225	2,505
Textron Financial Corp.	6.00%	11/20/2009	1,500	1,622
Textron, Inc.	6.50%	6/1/2012	2,450	2,698
The Boeing Co.	5.125%	2/15/2013	3,000	3,103
Tyco International Group SA	6.75%	2/15/2011	4,750	5,325
Tyco International Group SA	6.375%	10/15/2011	6,875	7,585
Tyco International Group SA	6.00%	11/15/2013	1,900	2,059

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

United Technologies Corp.	7.125%	11/15/2010	$ 2,500	$ 2,864
United Technologies Corp.	6.35%	3/1/2011	1,000	1,112
United Technologies Corp.	6.10%	5/15/2012	1,500	1,646
Waste Management, Inc.	6.50%	11/15/2008	1,250	1,356
Waste Management, Inc.	7.375%	8/1/2010	500	570
Waste Management, Inc.	5.00%	3/15/2014	3,325	3,331
Communication (6.7%)
Alltel Corp.	7.00%	7/1/2012	2,000	2,298
America Movil SA de C.V.	5.50%	3/1/2014	4,400	4,325
AT&T Wireless Services, Inc.	7.875%	3/1/2011	16,700	19,656
AT&T Wireless Services, Inc.	8.125%	5/1/2012	3,000	3,621
BellSouth Corp.	6.00%	10/15/2011	6,500	7,074
BellSouth Corp.	4.75%	11/15/2012	3,150	3,176
BellSouth Corp.	5.20%	9/15/2014	5,200	5,293
British Telecommunications PLC	8.375%	12/15/2010 (3)	9,900	11,844
CenturyTel, Inc.	7.875%	8/15/2012	2,400	2,820
Cingular Wireless	6.50%	12/15/2011	1,500	1,667
Clear Channel Communications, Inc.	7.65%	9/15/2010	3,725	4,241
Clear Channel Communications, Inc.	5.00%	3/15/2012	4,950	4,898
Clear Channel Communications, Inc.	5.50%	9/15/2014	1,600	1,607
Comcast Cable Communications
Holdings Inc.	8.375%	3/15/2013	6,500	8,022
Comcast Cable Communications, Inc.	6.75%	1/30/2011	8,500	9,528
Comcast Cable Communications, Inc.	7.125%	6/15/2013	1,600	1,850
Comcast Corp.	5.30%	1/15/2014	2,950	3,030
Comcast Corp.	6.50%	1/15/2015	1,725	1,912
Cox Communications, Inc.	4.625%	1/15/2010 (2)	4,200	4,187
Cox Communications, Inc.	7.75%	11/1/2010	1,550	1,772
Cox Communications, Inc.	6.75%	3/15/2011	6,000	6,558
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,238
Cox Communications, Inc.	5.45%	12/15/2014 (2)	4,775	4,777
Deutsche Telekom International Finance	8.50%	6/15/2010 (3)	10,700	12,738
Deutsche Telekom International Finance	5.25%	7/22/2013	5,000	5,130
France Telecom	8.50%	3/1/2011 (3)	12,150	14,482
Gannett Co., Inc.	6.375%	4/1/2012	1,500	1,670
Grupo Televisa SA	8.00%	9/13/2011	1,000	1,158
Knight Ridder, Inc.	7.125%	6/1/2011	2,000	2,289
Koninklijke KPN NV	8.00%	10/1/2010	4,800	5,656
News America Holdings, Inc.	9.25%	2/1/2013	2,550	3,273
News America Inc.	5.30%	12/15/2014 (2)	2,800	2,820
Quebecor World Capital Corp.	6.125%	11/15/2013	1,000	1,035
R.R. Donnelley & Sons Co.	4.95%	4/1/2014	2,250	2,238
Reed Elsevier Capital	6.75%	8/1/2011	1,000	1,125
SBC Communications, Inc.	6.25%	3/15/2011	3,700	4,052
SBC Communications, Inc.	5.875%	2/1/2012	3,000	3,224
SBC Communications, Inc.	5.875%	8/15/2012	2,500	2,695
SBC Communications, Inc.	5.10%	9/15/2014	10,500	10,601
Sprint Capital Corp.	7.625%	1/30/2011	6,975	8,087
Sprint Capital Corp.	8.375%	3/15/2012	6,250	7,627
TCI Communications, Inc.	8.75%	8/1/2015	3,095	3,929

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Telecom Italia Capital	4.00%	1/15/2010 (2)	$ 4,825	$ 4,723
Telecom Italia Capital	5.25%	11/15/2013	7,000	7,062
Telecom Italia Capital	4.95%	9/30/2014 (2)	4,475	4,372
Tele-Communications, Inc.	9.80%	2/1/2012	1,000	1,285
Tele-Communications, Inc.	7.875%	8/1/2013	2,701	3,232
Telefonica Europe BV	7.75%	9/15/2010	8,200	9,541
Telus Corp.	8.00%	6/1/2011	6,000	7,101
Thomson Corp.	6.20%	1/5/2012	2,000	2,197
Time Warner Entertainment	10.15%	5/1/2012	400	521
Time Warner Entertainment	8.875%	10/1/2012	1,000	1,233
Univision Communications, Inc.	7.85%	7/15/2011	3,000	3,491
USA Interactive	7.00%	1/15/2013	2,175	2,396
Verizon Global Funding Corp.	7.25%	12/1/2010	3,000	3,438
Verizon Global Funding Corp.	6.875%	6/15/2012	5,500	6,291
Verizon Global Funding Corp.	7.375%	9/1/2012	5,650	6,642
Verizon New England Telephone Co.	6.50%	9/15/2011	4,500	4,940
Verizon New Jersey, Inc.	5.875%	1/17/2012	5,875	6,232
Verizon New York, Inc.	6.875%	4/1/2012	3,300	3,720
Verizon Pennsylvania, Inc.	5.65%	11/15/2011	5,525	5,821
Verizon Virginia Inc.	4.625%	3/15/2013	1,400	1,367
Vodafone AirTouch PLC	7.75%	2/15/2010	7,860	9,135
Vodafone Group PLC	5.00%	12/16/2013	2,750	2,797
WPP Finance USA Corp.	5.875%	6/15/2014 (2)	2,150	2,253
Consumer Cyclical (6.0%)
Brinker International	5.75%	6/1/2014	1,700	1,773
Cendant Corp.	7.375%	1/15/2013	6,000	6,952
Centex Corp.	7.875%	2/1/2011	1,000	1,169
Centex Corp.	7.50%	1/15/2012	2,000	2,297
Centex Corp.	5.125%	10/1/2013	2,500	2,500
Centex Corp.	5.70%	5/15/2014	1,000	1,035
Cooper Tire & Rubber Co.	7.75%	12/15/2009	1,000	1,129
CVS Corp.	4.875%	9/15/2014	1,675	1,669
DaimlerChrysler North America
Holding Corp.	8.00%	6/15/2010	1,000	1,157
DaimlerChrysler North America
Holding Corp.	7.75%	1/18/2011	7,000	8,085
DaimlerChrysler North America
Holding Corp.	7.30%	1/15/2012	7,475	8,491
DaimlerChrysler North America
Holding Corp.	6.50%	11/15/2013	4,350	4,717
Delphi Corp.	6.50%	8/15/2013	2,600	2,576
Federated Department Stores, Inc.	6.625%	4/1/2011	3,000	3,355
Ford Capital BV	9.50%	6/1/2010	180	206
Ford Motor Credit Co.	5.70%	1/15/2010	150	151
Ford Motor Credit Co.	7.875%	6/15/2010	6,250	6,871
Ford Motor Credit Co.	7.375%	2/1/2011	8,550	9,220
Ford Motor Credit Co.	7.25%	10/25/2011	29,750	31,929
Ford Motor Credit Co.	7.00%	10/1/2013	2,150	2,273
General Motors Acceptance Corp.	7.75%	1/19/2010	9,200	9,873
General Motors Acceptance Corp.	7.25%	3/2/2011	7,650	8,014

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

General Motors Acceptance Corp.	6.875%	9/15/2011	$ 12,500	$ 12,788
General Motors Acceptance Corp.	7.00%	2/1/2012	14,500	14,893
General Motors Acceptance Corp.	6.875%	8/28/2012	5,300	5,397
General Motors Acceptance Corp.	6.75%	12/1/2014	1,725	1,724
General Motors Corp.	7.20%	1/15/2011	9,000	9,209
Harrah's Operating Co., Inc.	8.00%	2/1/2011	4,700	5,454
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,700	1,711
Hilton Hotels Corp.	7.625%	12/1/2012	2,000	2,330
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	1,013
Kohl's Corp.	6.30%	3/1/2011	1,000	1,100
Lear Corp.	5.75%	8/1/2014 (2)	1,325	1,347
Lennar Corp.	5.95%	3/1/2013	3,100	3,248
Lennar Corp.	5.50%	9/1/2014 (2)	1,000	1,010
Liberty Media Corp.	5.70%	5/15/2013	2,450	2,425
Limited Brands Inc.	5.25%	11/1/2014	1,750	1,731
Lowe's Cos., Inc.	8.25%	6/1/2010	3,000	3,576
May Department Stores Co.	5.75%	7/15/2014	2,700	2,773
McDonald's Corp.	5.75%	3/1/2012	3,300	3,524
MDC Corp.	5.50%	5/15/2013	1,000	1,012
Office Depot, Inc.	6.25%	8/15/2013	2,000	2,135
Pulte Homes, Inc.	7.875%	8/1/2011	1,000	1,162
Pulte Homes, Inc.	6.25%	2/15/2013	3,000	3,201
Pulte Homes, Inc.	5.25%	1/15/2014	1,675	1,666
Staples Inc.	7.375%	10/1/2012	2,000	2,311
Target Corp.	7.50%	8/15/2010	3,000	3,489
Target Corp.	6.35%	1/15/2011	3,000	3,323
Target Corp.	5.875%	3/1/2012	4,000	4,360
The Walt Disney Co.	6.375%	3/1/2012	5,714	6,350
Time Warner, Inc.	6.75%	4/15/2011	12,100	13,572
Time Warner, Inc.	6.875%	5/1/2012	3,000	3,409
Time Warner, Inc.	9.125%	1/15/2013	1,500	1,891
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,672
Toll Brothers, Inc.	5.95%	9/15/2013	1,000	1,054
Toyota Motor Credit Corp.	4.35%	12/15/2010	2,200	2,233
Viacom International Inc.	6.625%	5/15/2011	3,150	3,534
Viacom International Inc.	5.625%	8/15/2012	9,000	9,602
Wal-Mart Stores, Inc.	4.125%	2/15/2011	9,300	9,331
Wal-Mart Stores, Inc.	4.55%	5/1/2013	3,800	3,835
Westinghouse Electric	8.625%	8/1/2012	1,000	1,247
Yum! Brands, Inc.	8.875%	4/15/2011	2,600	3,203
Yum! Brands, Inc.	7.70%	7/1/2012	1,100	1,303
Consumer Noncyclical (4.9%)
Abbott Laboratories	3.75%	3/15/2011	4,000	3,911
Aetna, Inc.	7.875%	3/1/2011	2,900	3,393
Albertson's, Inc.	7.50%	2/15/2011	4,300	4,989
Altria Group, Inc.	7.00%	11/4/2013	4,000	4,321
Amgen Inc.	4.85%	11/18/2014 (2)	4,200	4,185
Anheuser Busch Cos., Inc.	4.70%	4/15/2012	1,500	1,530
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	1,500	1,644
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	1,500	1,488

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Anthem, Inc.	6.80%	8/1/2012	$ 3,500	$ 3,946
Archer-Daniels-Midland Co.	8.875%	4/15/2011	80	99
Archer-Daniels-Midland Co.	8.125%	6/1/2012	2,000	2,453
AstraZeneca PLC	5.40%	6/1/2014	3,050	3,205
Boston Scientific	5.45%	6/15/2014	2,825	2,925
Bottling Group LLC	4.625%	11/15/2012	6,000	6,079
Bristol-Myers Squibb Co.	5.75%	10/1/2011	10,000	10,704
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	2,122
Bunge Ltd. Finance Corp.	5.35%	4/15/2014	850	868
Campbell Soup Co.	6.75%	2/15/2011	5,000	5,634
Cardinal Health, Inc.	6.75%	2/15/2011	1,000	1,103
Cia. Brasil de Bebidas AmBev	10.50%	12/15/2011	900	1,130
Cia. Brasil de Bebidas AmBev	8.75%	9/15/2013	2,000	2,330
Clorox Co.	4.20%	1/15/2010 (2)	3,650	3,665
Clorox Co.	5.00%	1/15/2015 (2)	225	229
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	5,000	5,498
Coca-Cola HBC Finance	5.125%	9/17/2013	1,400	1,433
Conagra, Inc.	7.875%	9/15/2010	5,300	6,231
Conagra, Inc.	6.75%	9/15/2011	1,000	1,128
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,194
Eli Lilly & Co.	6.00%	3/15/2012	3,000	3,286
General Mills, Inc.	6.00%	2/15/2012	8,000	8,660
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	6,225	6,049
Grand Metropolitan Investment Corp.	9.00%	8/15/2011	3,075	3,882
H.J. Heinz Co.	6.625%	7/15/2011 (3)	2,000	2,251
H.J. Heinz Co.	6.00%	3/15/2012	2,000	2,185
Hospira, Inc.	5.90%	6/15/2014	1,725	1,794
Johnson & Johnson	3.80%	5/15/2013	3,000	2,860
Kellogg Co.	6.60%	4/1/2011	6,250	7,009
Kimberly-Clark Corp.	5.625%	2/15/2012	2,750	2,946
Kraft Foods, Inc.	5.625%	11/1/2011	11,950	12,642
Kraft Foods, Inc.	6.25%	6/1/2012	3,500	3,830
Kroger Co.	8.05%	2/1/2010	1,700	1,983
Kroger Co.	6.80%	4/1/2011	3,000	3,376
Kroger Co.	6.75%	4/15/2012	3,700	4,157
McKesson Corp.	7.75%	2/1/2012	2,000	2,308
Merck & Co.	4.375%	2/15/2013	1,500	1,463
Newell Rubbermaid, Inc.	4.00%	5/1/2010	1,000	966
Panamerican Beverages, Inc.	7.25%	7/1/2009	1,000	1,108
Pfizer, Inc.	4.50%	2/15/2014	3,125	3,092
Procter & Gamble Co.	4.95%	8/15/2014	3,425	3,492
Safeway, Inc.	4.95%	8/16/2010	875	887
Safeway, Inc.	5.80%	8/15/2012	6,500	6,845
Sara Lee Corp.	6.25%	9/15/2011	3,000	3,322
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,370
Schering-Plough Corp.	5.55%	12/1/2013	3,750	3,923
SUPERVALU Inc.	7.50%	5/15/2012	1,000	1,149
Tyson Foods, Inc.	8.25%	10/1/2011	5,500	6,538
Unilever Capital Corp.	7.125%	11/1/2010	6,500	7,459
UnitedHealth Group, Inc.	4.875%	4/1/2013	4,000	4,022
UnitedHealth Group, Inc.	5.00%	8/15/2014	725	729

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

UST, Inc.	6.625%	7/15/2012	$ 1,000	$ 1,110
Wellpoint Health Networks Inc.	6.375%	1/15/2012	800	879
Wellpoint Inc.	5.00%	12/15/2014 (2)	2,775	2,755
Wyeth	6.95%	3/15/2011	3,000	3,362
Wyeth	5.50%	3/15/2013	9,000	9,339
Wyeth	5.50%	2/1/2014	3,675	3,790
Energy (2.0%)
Anadarko Finance Co.	6.75%	5/1/2011	4,500	5,079
Apache Corp.	6.25%	4/15/2012	2,300	2,556
Baker Hughes, Inc.	6.25%	1/15/2009	2,300	2,494
BP Amoco PLC	8.50%	4/1/2012	1,700	2,111
Burlington Resources, Inc.	6.68%	2/15/2011	2,000	2,241
Burlington Resources, Inc.	6.50%	12/1/2011	2,000	2,229
Canadian Natural Resources	6.70%	7/15/2011	2,500	2,796
Canadian Natural Resources	5.45%	10/1/2012	750	787
Conoco Funding Co.	6.35%	10/15/2011	11,175	12,457
Devon Financing Corp.	6.875%	9/30/2011	8,500	9,606
Encana Holdings Finance Corp.	5.80%	5/1/2014	2,000	2,125
Halliburton Co.	5.50%	10/15/2010	3,000	3,162
Kerr McGee Corp.	7.00%	11/1/2011	1,230	1,232
Marathon Oil Corp.	6.125%	3/15/2012	3,050	3,316
Nexen, Inc.	5.05%	11/20/2013	2,000	1,975
Occidental Petroleum	6.75%	1/15/2012	4,750	5,380
PanCanadian Energy Corp.	6.30%	11/1/2011	4,000	4,388
Petro-Canada	4.00%	7/15/2013	1,800	1,685
Petro-Canada	5.00%	11/15/2014	1,500	1,497
PF Export Receivables Master Trust	6.60%	12/1/2011 (1)(2)	5,000	5,336
Phillips Petroleum Co.	8.75%	5/25/2010	3,700	4,489
Sunoco, Inc.	4.875%	10/15/2014	950	938
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	2,500	2,792
Union Oil Co. of California	5.05%	10/1/2012	3,150	3,216
Valero Energy Corp.	6.875%	4/15/2012	2,500	2,829
XTO Energy, Inc.	7.50%	4/15/2012	1,000	1,167
XTO Energy, Inc.	6.25%	4/15/2013	3,000	3,272
XTO Energy, Inc.	4.90%	2/1/2014	1,500	1,496
Technology (0.8%)
Arrow Electronics, Inc.	6.875%	7/1/2013	1,000	1,092
Computer Sciences Corp.	5.00%	2/15/2013	3,100	3,105
Deluxe Corp.	5.125%	10/1/2014 (2)	1,750	1,676
Eastmak Kodak Co.	7.25%	11/15/2013	2,250	2,429
First Data Corp.	5.625%	11/1/2011	4,500	4,820
Hewlett-Packard Co.	6.50%	7/1/2012	2,500	2,792
International Business Machines Corp.	4.75%	11/29/2012	4,500	4,588
International Business Machines Corp.	7.50%	6/15/2013	4,000	4,784
Motorola, Inc.	7.625%	11/15/2010	5,750	6,670
Motorola, Inc.	8.00%	11/1/2011	1,500	1,789
Pitney Bowes, Inc.	4.625%	10/1/2012	1,500	1,503
Pitney Bowes, Inc.	4.875%	8/15/2014	1,800	1,810
Science Applications International Corp.	6.25%	7/1/2012	1,000	1,086
SunGard Data Systems, Inc.	4.875%	1/15/2014	975	944

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Transportation (1.1%)
American Airlines, Inc.
Pass-Through Certificates	7.024%	10/15/2009	$ 6,050	$ 6,232
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	1,590	1,797
Burlington Northern Santa Fe Corp.	5.90%	7/1/2012	3,000	3,220
Canadian National Railway Co.	6.375%	10/15/2011	1,600	1,795
Canadian National Railway Co.	4.40%	3/15/2013	2,000	1,963
Canadian Pacific Rail	6.25%	10/15/2011	1,900	2,092
Continental Airlines Enhanced
Equipment Trust Certificates	6.563%	2/15/2012	2,500	2,675
CSX Corp.	6.30%	3/15/2012	4,500	4,914
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	325	360
Hertz Corp.	6.35%	6/15/2010	1,950	2,012
Hertz Corp.	7.40%	3/1/2011	1,000	1,074
Hertz Corp.	7.625%	6/1/2012	3,975	4,311
Kowloon-Canton Railway	8.00%	3/15/2010	2,000	2,335
Mass Transit Railway Corp.	7.50%	11/8/2010	2,500	2,904
Norfolk Southern Corp.	6.75%	2/15/2011	2,000	2,245
Norfolk Southern Corp.	5.257%	9/17/2014	1,595	1,639
Northwest Airlines, Inc.
Pass-Through Certificates	6.841%	4/1/2011	2,000	2,025
Southwest Airlines Co.	6.50%	3/1/2012	2,400	2,641
Union Pacific Corp.	7.25%	11/1/2008	3,500	3,886
Union Pacific Corp.	3.625%	6/1/2010	500	482
Union Pacific Corp.	6.65%	1/15/2011	355	396
Union Pacific Corp.	6.50%	4/15/2012	1,500	1,670
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	1,500	1,703
Black & Decker Corp.	4.75%	11/1/2014 (2)	1,000	983

	1,226,220

Utilities (4.3%)
Electric (3.4%)
AEP Texas Central Co.	5.50%	2/15/2013	1,500	1,557
Alliant Energy Resources	9.75%	1/15/2013	1,000	1,301
American Electric Power Co., Inc.	5.375%	3/15/2010	2,250	2,352
Arizona Public Service Co.	6.375%	10/15/2011	1,500	1,647
Arizona Public Service Co.	5.80%	6/30/2014	500	531
Arizona Public Service Co.	4.65%	5/15/2015	1,500	1,443
Boston Edison Co.	4.875%	4/15/2014	2,350	2,376
Centerpoint Energy Houston	5.70%	3/15/2013	4,000	4,248
Cincinnati Gas & Electric Co.	5.70%	9/15/2012	3,900	4,143
Commonwealth Edison Co.	6.15%	3/15/2012	3,500	3,828
Consolidated Edison, Inc.	4.875%	2/1/2013	5,000	5,050
Constellation Energy Group, Inc.	6.125%	9/1/2009	2,000	2,156
Constellation Energy Group, Inc.	7.00%	4/1/2012	2,100	2,397
Consumers Energy Co.	5.00%	2/15/2012 (2)	3,175	3,225
Consumers Energy Co.	5.375%	4/15/2013	1,000	1,036
Detroit Edison Co.	6.125%	10/1/2010	5,000	5,450
Dominion Resources, Inc.	6.25%	6/30/2012	1,000	1,095
Dominion Resources, Inc.	5.70%	9/17/2012	3,000	3,187
Duke Capital Corp.	6.25%	2/15/2013	1,000	1,081

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Duke Capital Corp.	5.50%	3/1/2014	$ 1,000	$ 1,020
Duke Capital Corp.	5.668%	8/15/2014	1,000	1,026
Duke Energy Corp.	6.25%	1/15/2012	3,300	3,588
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,104
Energy East Corp.	6.75%	6/15/2012	1,750	1,941
Exelon Generation Co. LLC	6.95%	6/15/2011	3,000	3,385
Florida Power & Light Co.	4.85%	2/1/2013	1,000	1,022
HQI Transelec Chile SA	7.875%	4/15/2011	3,550	4,093
Metropolitan Edison	4.875%	4/1/2014	1,000	989
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	4,133
MidAmerican Energy Holdings	5.875%	10/1/2012	1,500	1,586
MidAmerican Energy Holdings	5.00%	2/15/2014	600	590
National Rural Utilities
Cooperative Finance Corp.	5.75%	8/28/2009	3,500	3,737
National Rural Utilities
Cooperative Finance Corp.	7.25%	3/1/2012	1,660	1,915
National Rural Utilities
Cooperative Finance Corp.	4.75%	3/1/2014	2,000	2,004
NiSource Finance Corp.	7.875%	11/15/2010	5,000	5,836
NiSource Finance Corp.	6.15%	3/1/2013	1,000	1,088
NiSource Finance Corp.	5.40%	7/15/2014	1,425	1,465
Northern States Power Co.	8.00%	8/28/2012	2,500	3,029
Ohio Power Co.	5.50%	2/15/2013	2,000	2,083
Oncor Electric Delivery Co.	6.375%	5/1/2012	1,750	1,927
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,450	1,597
Pacific Gas & Electric Co.	4.20%	3/1/2011	3,125	3,076
Pacific Gas & Electric Co.	4.80%	3/1/2014	3,000	2,979
PacifiCorp	6.90%	11/15/2011	3,400	3,881
Pepco Holdings, Inc.	6.45%	8/15/2012	3,425	3,776
PPL Energy Supply LLC	6.40%	11/1/2011	5,000	5,453
Progress Energy, Inc.	7.10%	3/1/2011	9,850	11,086
PSEG Power Corp.	7.75%	4/15/2011	1,000	1,166
PSEG Power Corp.	6.95%	6/1/2012	5,700	6,424
Public Service Co. of Colorado	7.875%	10/1/2012	1,500	1,814
Public Service Co. of Colorado	5.50%	4/1/2014	1,000	1,054
Public Service Electric & Gas	5.375%	9/1/2013	2,000	2,091
SCANA Corp.	6.25%	2/1/2012	1,320	1,444
Southern California Edison Co.	5.00%	1/15/2014	2,525	2,557
Southern Power Co.	6.25%	7/15/2012	3,055	3,327
Tampa Electric	6.875%	6/15/2012	1,000	1,120
TXU Energy Co.	7.00%	3/15/2013	3,500	3,910
Wisconsin Energy Corp.	6.50%	4/1/2011	1,200	1,324
Xcel Energy, Inc.	7.00%	12/1/2010	2,500	2,823
Natural Gas (0.9%)
Atmos Energy Corp.	5.125%	1/15/2013	2,000	2,020
Atmos Energy Corp.	4.95%	10/15/2014	2,150	2,128
Consolidated Natural Gas	6.25%	11/1/2011	10,500	11,488
Duke Energy Field Services	7.875%	8/16/2010	2,400	2,793
KeySpan Corp.	7.625%	11/15/2010	3,000	3,539
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1,000	1,135

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Kinder Morgan Energy Partners LP	5.125%	11/15/2014	$ 2,150	$ 2,142
Kinder Morgan, Inc.	6.50%	9/1/2012	7,000	7,687
Plains All American Pipeline LP	5.625%	12/15/2013	1,500	1,541
Sempra Energy	7.95%	3/1/2010	2,500	2,894
Sempra Energy	6.00%	2/1/2013	2,000	2,135
Teppco Partners, L.P.	7.625%	2/15/2012	2,000	2,286
Trans-Canada Pipelines	4.00%	6/15/2013	3,000	2,820

	202,174

TOTAL CORPORATE BONDS
(Cost $2,200,152)	2,287,550

SOVEREIGN BONDS (U.S. Dollar-Denominated) (4.8%)

Asian Development Bank	4.50%	9/4/2012	6,500	6,612
China Development Bank	4.75%	10/8/2014	1,950	1,918
Corporacion Andina de Fomento	6.875%	3/15/2012	1,500	1,671
Corporacion Andina de Fomento	5.20%	5/21/2013	2,500	2,521
European Bank for
Reconstruction & Development	5.00%	5/19/2014	2,500	2,607
European Investment Bank	4.625%	5/15/2014	8,975	9,160
Federation of Malaysia	7.50%	7/15/2011	6,350	7,408
Financement Quebec	5.00%	10/25/2012	2,000	2,059
Inter-American Development Bank	5.625%	4/16/2009	3,500	3,765
Inter-American Development Bank	7.375%	1/15/2010	10,500	12,170
Inter-American Development Bank	4.375%	9/20/2012	6,000	6,043
International Bank for
Reconstruction & Development	4.125%	6/24/2009	2,500	2,542
Korea Development Bank	5.75%	9/10/2013	3,350	3,534
Korea Electric Power	7.75%	4/1/2013	1,500	1,777
Kredit Fuer Wiederaufbau	3.25%	7/16/2007	7,500	7,478
Ontario Hydro Electric	7.45%	3/31/2013	3,000	3,609
Pemex Finance Ltd.	9.69%	8/15/2009 (1)	4,750	5,320
Pemex Project Funding Master Trust	9.125%	10/13/2010	400	479
Pemex Project Funding Master Trust	8.00%	11/15/2011 (3)	5,125	5,901
Pemex Project Funding Master Trust	7.375%	12/15/2014	850	941
People's Republic of China	4.75%	10/29/2013	5,000	5,023
Province of British Columbia	4.30%	5/30/2013	1,750	1,737
Province of Manitoba	5.50%	10/1/2008	2,500	2,654
Province of Manitoba	7.50%	2/22/2010	1,000	1,166
Province of Nova Scotia	5.75%	2/27/2012	2,500	2,717
Province of Ontario	5.50%	10/1/2008	3,000	3,186
Province of Ontario	5.125%	7/17/2012	2,250	2,365
Province of Quebec	5.00%	7/17/2009	3,100	3,235
Province of Quebec	4.875%	5/5/2014	5,500	5,591
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,198
Quebec Hydro Electric	6.30%	5/11/2011	6,000	6,694
Republic of Chile	7.125%	1/11/2012	4,000	4,537
Republic of Chile	5.50%	1/15/2013	3,000	3,109
Republic of Italy	6.00%	2/22/2011	5,050	5,558
Republic of Italy	5.625%	6/15/2012	17,800	19,285
Republic of Korea	4.25%	6/1/2013	3,000	2,858
Republic of Korea	4.875%	9/22/2014	2,475	2,441

Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Republic of Poland	6.25%	7/3/2012	$ 5,500	$ 6,063
Republic of Poland	5.25%	1/15/2014	3,500	3,611
Republic of South Africa	7.375%	4/25/2012	6,150	7,002
Republic of South Africa	6.50%	6/2/2014	2,000	2,177
State of Israel	4.625%	6/15/2013	2,800	2,692
State of Israel	5.125%	3/1/2014	2,000	1,990
United Mexican States	9.875%	2/1/2010	11,500	14,122
United Mexican States	8.375%	1/14/2011	6,500	7,638
United Mexican States	7.50%	1/14/2012	4,000	4,536
United Mexican States	6.375%	1/16/2013	8,600	9,125
United Mexican States	5.875%	1/15/2014	1,500	1,538
United Mexican States	6.625%	3/3/2015	1,500	1,607

TOTAL SOVEREIGN BONDS
(Cost $216,238)				222,970

TAXABLE MUNICIPAL BOND

Wisconsin Public Service Rev
(Cost $1,346)	4.80%	5/1/2013	1,350	1,367

			Shares

TEMPORARY CASH INVESTMENTS (2.0%)

Vanguard Market Liquidity Fund, 2.26%**			68,979,771	68,980
Vanguard Market Liquidity Fund, 2.26%**—Note E			21,933,900	21,934

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $90,914)				90,914

TOTAL INVESTMENTS (100.1%)
(Cost $4,519,737)				4,633,563

OTHER ASSETS AND LIABILITIES (-0.1%)

Other Assets—Note B				87,752
Liabilities—Note E				(93,348)

				(5,596)

NET ASSETS (100%)				$4,627,967

^	See Note A in Notes to Financial Statements.
*	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities
(3)	Adjustable-rate note.

Amount
(000)

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:
Paid-in Capital	$4,510,933
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	3,208
Unrealized Appreciation	113,826

NET ASSETS	$4,627,967

Investor Shares—Net Assets
Applicable to 327,921,761 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$3,501,025

NET ASSET VALUE PER SHARE—INVESTOR SHARES	$10.68

Admiral Shares—Net Assets
Applicable to 105,554,531 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	$1,126,942

NET ASSET VALUE PER SHARE—ADMIRAL SHARES	$10.68

See Note C in Notes to Financial Statements for the tax-basis components of net assets

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (55.6%)

U.S. Government Securities (50.1%)
U.S. Treasury Bond	11.25%	2/15/2015	$ 4,615	$ 7,256
U.S. Treasury Bond	10.625%	8/15/2015	425	653
U.S. Treasury Bond	9.875%	11/15/2015	575	850
U.S. Treasury Bond	9.25%	2/15/2016	11,100	15,845
U.S. Treasury Bond	7.50%	11/15/2016	12,020	15,363
U.S. Treasury Bond	8.75%	5/15/2017	37,490	52,533
U.S. Treasury Bond	8.875%	8/15/2017	34,550	48,958
U.S. Treasury Bond	9.125%	5/15/2018	2,000	2,909
U.S. Treasury Bond	9.00%	11/15/2018	11,425	16,554
U.S. Treasury Bond	8.875%	2/15/2019	31,575	45,434
U.S. Treasury Bond	8.125%	8/15/2019	19,220	26,247
U.S. Treasury Bond	8.50%	2/15/2020	8,800	12,416
U.S. Treasury Bond	8.75%	5/15/2020	2,525	3,642
U.S. Treasury Bond	8.75%	8/15/2020	5,325	7,695
U.S. Treasury Bond	7.875%	2/15/2021	23,830	32,196
U.S. Treasury Bond	8.125%	5/15/2021	400	553
U.S. Treasury Bond	8.125%	8/15/2021	23,585	32,647
U.S. Treasury Bond	8.00%	11/15/2021	28,595	39,242
U.S. Treasury Bond	7.25%	8/15/2022	29,825	38,442
U.S. Treasury Bond	7.625%	11/15/2022	23,620	31,562
U.S. Treasury Bond	7.125%	2/15/2023	11,800	15,063
U.S. Treasury Bond	6.25%	8/15/2023	200	234
U.S. Treasury Bond	6.875%	8/15/2025	11,325	14,269
U.S. Treasury Bond	6.75%	8/15/2026	32,175	40,133
U.S. Treasury Bond	6.50%	11/15/2026	4,025	4,890
U.S. Treasury Bond	6.625%	2/15/2027	33,615	41,420
U.S. Treasury Bond	6.375%	8/15/2027	19,480	23,391
U.S. Treasury Bond	6.125%	11/15/2027	14,275	16,664
U.S. Treasury Bond	5.50%	8/15/2028	33,150	35,859
U.S. Treasury Bond	5.25%	11/15/2028	17,420	18,256
U.S. Treasury Bond	6.125%	8/15/2029	6,650	7,805
U.S. Treasury Bond	6.25%	5/15/2030	2,325	2,779
U.S. Treasury Note	7.00%	7/15/2006	4,275	4,537
U.S. Treasury Note	4.875%	2/15/2012	650	687

				656,984

Agency Bonds and Notes (5.5%)
Federal Home Loan Bank*	5.125%	3/6/2006	1,000	1,023
Federal Home Loan Bank*	5.375%	5/15/2019	2,250	2,325
Federal Home Loan Bank*	5.125%	8/15/2019	500	504
Federal Home Loan Mortgage Corp.*	6.75%	9/15/2029	4,950	5,965
Federal Home Loan Mortgage Corp.*	6.75%	3/15/2031	5,500	6,669
Federal Home Loan Mortgage Corp.*	6.25%	7/15/2032	6,100	6,976
Federal National Mortgage Assn.*	0.00%	6/1/2017	6,325	3,323
Federal National Mortgage Assn.*	0.00%	10/9/2019	8,300	3,714
Federal National Mortgage Assn.*	6.25%	5/15/2029	2,800	3,175
Federal National Mortgage Assn.*	7.125%	1/15/2030	5,975	7,509
Federal National Mortgage Assn.*	7.25%	5/15/2030	4,935	6,287
Federal National Mortgage Assn.*	6.625%	11/15/2030	6,200	7,362
Federal National Mortgage Assn.*	6.21%	8/6/2038	1,000	1,137

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

State of Israel (U.S. Government Guaranteed)	5.50%	9/18/2023	$ 1,375	$ 1,447
State of Israel (U.S. Government Guaranteed)	5.50%	12/4/2023	325	342
State of Israel (U.S. Government Guaranteed)	5.50%	4/26/2024	1,400	1,472
Tennessee Valley Auth.*	6.25%	12/15/2017	2,600	2,922
Tennessee Valley Auth.*	6.75%	11/1/2025	4,500	5,415
Tennessee Valley Auth.*	7.125%	5/1/2030	3,250	4,089

				71,656

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $687,801)				728,640

CORPORATE BONDS (36.4%)

Asset-Backed Securities (0.2%)
PSEG Transition Funding LLC	6.89%	12/15/2017 (1)	2,500	2,888
Finance (9.0%)
Banking (4.6%)
Abbey National PLC	7.95%	10/26/2029	2,550	3,275
ABN AMRO Bank NV	4.65%	6/4/2018	1,000	934
Banc One Corp.	7.75%	7/15/2025	2,000	2,462
Banc One Corp.	7.625%	10/15/2026	600	741
Banc One Corp.	8.00%	4/29/2027	1,000	1,280
Bank of America Corp.	5.375%	6/15/2014	1,000	1,044
Bank of America Corp.	5.125%	11/15/2014	1,000	1,025
Bank of America Corp.	5.25%	12/1/2015	1,125	1,155
BB&T Corp.	5.20%	12/23/2015	825	837
BB&T Corp.	5.25%	11/1/2019	1,000	990
Citicorp Capital II	8.015%	2/15/2027	450	507
Citicorp Lease Pass-Through Trust	7.22%	6/15/2005 (1)(2)	84	86
Citicorp Lease Pass-Through Trust	8.04%	12/15/2019 (1)(2)	450	555
Citigroup Inc.	5.85%	12/11/2034	1,475	1,511
Citigroup, Inc.	4.875%	5/7/2015	600	595
Citigroup, Inc.	6.625%	6/15/2032	2,000	2,250
Citigroup, Inc.	5.875%	2/22/2033	2,150	2,212
Citigroup, Inc.	6.00%	10/31/2033	2,200	2,274
CoreStates Capital Corp.	8.00%	12/15/2026 (2)	2,300	2,559
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,050	1,083
Fifth Third Bank	4.50%	6/1/2018	750	700
First Tennessee Bank	5.05%	1/15/2015	500	499
First Union Corp.	7.50%	4/15/2035	250	315
First Union Institutional Capital I	8.04%	12/1/2026	500	559
Fleet Capital Trust II	7.92%	12/11/2026	1,150	1,290
Fleet Financial Group, Inc.	6.875%	1/15/2028	400	461
HSBC Bank USA	5.875%	11/1/2034	1,350	1,365
HSBC Holdings PLC	5.25%	12/12/2012	500	518
J.P. Morgan Chase & Co.	5.25%	5/1/2015	2,200	2,224
JPM Capital Trust II	7.95%	2/1/2027	500	557
Key Bank NA	6.95%	2/1/2028	1,193	1,347
Mellon Capital II	7.995%	1/15/2027	2,100	2,369
National City Corp.	6.875%	5/15/2019	1,200	1,389
NationsBank Corp.	7.75%	8/15/2015	1,000	1,221
NationsBank Corp.	7.25%	10/15/2025	375	447

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

NB Capital Trust IV	8.25%	4/15/2027	$ 400	$ 450
PNC Bank NA	5.25%	1/15/2017	1,050	1,065
PNC Funding Corp.	5.25%	11/15/2015	500	506
Royal Bank of Scotland Group PLC	5.05%	1/8/2015	500	505
Royal Bank of Scotland Group PLC	7.648%	8/29/2049	3,325	3,960
SunTrust Banks, Inc.	5.45%	12/1/2017	700	714
SunTrust Capital II	7.90%	6/15/2027	750	841
Swiss Bank Corp.	7.00%	10/15/2015	1,000	1,177
Swiss Bank Corp.	7.375%	6/15/2017	550	666
US Bancorp	8.27%	12/15/2026	750	835
US Bank NA	4.80%	4/15/2015	1,000	993
Wachovia Corp.	5.25%	8/1/2014	1,000	1,028
Washington Mutual Bank	5.125%	1/15/2015	1,000	994
Washington Mutual Capital I	8.375%	6/1/2027	1,000	1,131
Wells Fargo & Co.	5.125%	9/15/2016	1,750	1,761
Zions Bancorp.	6.00%	9/15/2015	750	797
Brokerage (1.6%)
Bear Stearns Co., Inc.	4.65%	7/2/2018	500	469
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	2,600	2,582
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	1,600	1,908
Dean Witter, Discover & Co.	6.75%	10/15/2013	200	226
Goldman Sachs Group, Inc.	6.125%	2/15/2033	3,050	3,179
Goldman Sachs Group, Inc.	6.345%	2/15/2034	3,100	3,217
Lehman Brothers Holdings, Inc.	8.80%	3/1/2015	1,000	1,286
Merrill Lynch & Co., Inc.	5.00%	1/15/2015	2,275	2,257
Merrill Lynch & Co., Inc.	5.30%	9/30/2015	1,950	1,981
Merrill Lynch & Co., Inc.	6.50%	7/15/2018	250	279
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	1,250	1,448
Morgan Stanley Dean Witter	7.25%	4/1/2032	1,500	1,822
Finance Companies (1.0%)
General Electric Capital Corp.	6.75%	3/15/2032	7,225	8,437
Household Finance Corp.	7.625%	5/17/2032 (2)	1,050	1,320
Household Finance Corp.	7.35%	11/27/2032 (2)	200	240
MBNA Corp.	5.00%	6/15/2015	500	490
SLM Corp.	5.05%	11/14/2014	1,400	1,409
SLM Corp.	5.625%	8/1/2033	950	939
Insurance (1.5%)
ACE Capital Trust II	9.70%	4/1/2030	350	465
Aetna, Inc.	6.97%	8/15/2036	1,000	1,139
Allstate Corp.	6.125%	12/15/2032	1,250	1,315
American General Capital II	8.50%	7/1/2030	400	540
Aon Capital Trust	8.205%	1/1/2027	700	743
Arch Capital Group Ltd.	7.35%	5/1/2034	500	526
Assurant, Inc.	6.75%	2/15/2034	850	921
AXA SA	8.60%	12/15/2030	1,850	2,432
Cincinnati Financial Corp.	6.125%	11/1/2034 (2)	1,000	1,005
CNA Financial Corp.	5.85%	12/15/2014	800	794
Endurance Specialty Holdings	7.00%	7/15/2034	700	724

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

GE Global Insurance Holdings Corp.	6.45%	3/1/2019	$ 400	$ 424
GE Global Insurance Holdings Corp.	7.00%	2/15/2026	1,200	1,293
GE Global Insurance Holdings Corp.	7.75%	6/15/2030	400	469
Genworth Financial, Inc.	6.50%	6/15/2034	525	577
Hartford Life, Inc.	7.375%	3/1/2031	800	953
Loews Corp.	5.25%	3/15/2016	500	489
Marsh & McLennan Cos., Inc.	5.875%	8/1/2033	400	371
MBIA, Inc.	5.70%	12/1/2034	1,000	989
MetLife, Inc.	6.50%	12/15/2032	500	546
MetLife, Inc.	6.375%	6/15/2034	1,200	1,292
Progressive Corp.	6.625%	3/1/2029	1,000	1,110
Prudential Financial, Inc.	5.75%	7/15/2033	1,000	995
XL Capital Ltd.	6.375%	11/15/2024	575	590
Real Estate Investment Trusts (0.2%)
Boston Properties, Inc.	5.625%	4/15/2015	500	518
EOP Operating LP	7.875%	7/15/2031	700	844
ERP Operating LP	5.20%	4/1/2013	500	511
Health Care REIT, Inc.	6.00%	11/15/2013	300	309
HRPT Properties Trust	6.25%	8/15/2016	750	789
Other (0.1%)
J. Paul Getty Trust	5.875%	10/1/2033	750	780

	118,001

Industrial (23.9%)
Basic Industry (1.2%)
Alcan, Inc.	7.25%	3/15/2031	750	902
Alcan, Inc.	6.125%	12/15/2033	500	529
Aluminum Co. of America	6.75%	1/15/2028	750	866
BHP Finance USA Ltd.	6.42%	3/1/2026	1,000	1,104
Dow Chemical Co.	7.375%	11/1/2029	1,000	1,217
E.I. du Pont de Nemours & Co.	6.50%	1/15/2028	300	345
Eastman Chemical Co.	7.25%	1/15/2024	400	452
Eastman Chemical Co.	7.60%	2/1/2027	300	355
Inco Ltd.	5.70%	10/15/2015	700	727
Inco Ltd.	7.20%	9/15/2032	400	472
International Paper Co.	5.30%	4/1/2015	1,600	1,616
Placer Dome, Inc.	6.45%	10/15/2035	700	746
Rohm & Haas Co.	9.80%	4/15/2020 (1)	426	554
Rohm & Haas Co.	7.85%	7/15/2029	800	1,036
Westvaco Corp.	8.20%	1/15/2030	850	1,056
Weyerhaeuser Co.	8.50%	1/15/2025	600	769
Weyerhaeuser Co.	7.375%	3/15/2032	1,900	2,246
Willamette Ind.	7.85%	7/1/2026	1,000	1,218
Capital Goods (2.1%)
Caterpillar, Inc.	7.30%	5/1/2031	250	315
Caterpillar, Inc.	6.95%	5/1/2042	1,425	1,731
CRH America Inc.	6.40%	10/15/2033	750	813
Deere & Co.	8.10%	5/15/2030	1,000	1,349
Emerson Electric Co.	5.00%	12/15/2014	600	609

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

General Dynamics Corp.	5.375%	8/15/2015	$ 500	$ 526
Lockheed Martin Corp.	7.75%	5/1/2026	150	184
Lockheed Martin Corp.	8.50%	12/1/2029	3,050	4,149
Masco Corp.	7.75%	8/1/2029	550	686
Masco Corp.	6.50%	8/15/2032	500	544
Northrop Grumman Corp.	7.75%	2/15/2031	2,600	3,287
PACTIV Corp.	7.95%	12/15/2025	500	618
Raytheon Co.	7.20%	8/15/2027	1,250	1,460
Raytheon Co.	7.00%	11/1/2028	1,000	1,143
The Boeing Co.	8.75%	8/15/2021	300	405
The Boeing Co.	8.75%	9/15/2031	850	1,189
The Boeing Co.	6.625%	2/15/2038	900	1,000
TRW, Inc.	7.75%	6/1/2029	250	305
Tyco International Group SA	7.00%	6/15/2028	1,575	1,823
Tyco International Group SA	6.875%	1/15/2029	475	544
United Technologies Corp.	8.875%	11/15/2019	545	739
United Technologies Corp.	6.70%	8/1/2028	250	287
United Technologies Corp.	7.50%	9/15/2029	775	978
USA Waste Services, Inc.	7.00%	7/15/2028	1,575	1,771
Waste Management, Inc.	7.75%	5/15/2032	675	831
WMX Technologies Inc.	7.10%	8/1/2026	125	142
Communication (6.5%)
Alltel Corp.	7.875%	7/1/2032	1,000	1,251
America Movil SA de C.V.	5.75%	1/15/2015 (2)	775	769
Ameritech Capital Funding	6.55%	1/15/2028	1,000	1,052
AT&T Wireless Services, Inc.	8.75%	3/1/2031	3,450	4,644
BellSouth Capital Funding	7.875%	2/15/2030	3,000	3,721
BellSouth Corp.	6.875%	10/15/2031	1,800	2,041
BellSouth Corp.	6.55%	6/15/2034	1,575	1,722
BellSouth Corp.	6.00%	11/15/2034	1,325	1,346
BellSouth Telecommunications	6.375%	6/1/2028	500	528
British Telecommunications PLC	8.875%	12/15/2030 (3)	3,075	4,101
Century Tel Enterprises	6.875%	1/15/2028	250	265
Cingular Wireless	7.125%	12/15/2031	700	797
Clear Channel Communications, Inc.	7.25%	10/15/2027	700	789
Comcast Cable
Communications Holdings Inc.	9.455%	11/15/2022	1,973	2,733
Comcast Cable Communications, Inc.	8.875%	5/1/2017	1,000	1,300
Comcast Corp.	6.50%	1/15/2015	1,000	1,108
Comcast Corp.	7.05%	3/15/2033	900	1,031
Cox Communications, Inc.	5.50%	10/1/2015	500	498
Deutsche Telekom International Finance	8.75%	6/15/2030 (3)	5,200	6,839
France Telecom	9.25%	3/1/2031 (3)	3,325	4,500
Grupo Televisa SA	8.50%	3/11/2032	250	288
GTE Corp.	8.75%	11/1/2021	900	1,135
GTE Corp.	6.94%	4/15/2028	1,675	1,865
Koninklijke KPN NV	8.375%	10/1/2030	1,000	1,297
Michigan Bell Telephone Co.	7.85%	1/15/2022	1,522	1,833
New England Telephone & Telegraph Co.	6.875%	10/1/2023	110	113
New England Telephone & Telegraph Co.	7.875%	11/15/2029	400	479

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

News America Holdings, Inc.	9.25%	2/1/2013	$ 500	$ 642
News America Holdings, Inc.	8.00%	10/17/2016	750	911
News America Holdings, Inc.	8.15%	10/17/2036	975	1,225
News America Holdings, Inc.	7.75%	12/1/2045	1,225	1,468
News America Inc.	6.20%	12/15/2034 (2)	1,325	1,334
Pacific Bell	7.125%	3/15/2026	550	623
SBC Communications, Inc.	5.625%	6/15/2016	750	776
SBC Communications, Inc.	6.45%	6/15/2034	650	697
SBC Communications, Inc.	6.15%	9/15/2034	1,375	1,418
Sprint Capital Corp.	7.625%	1/30/2011	25	29
Sprint Capital Corp.	6.875%	11/15/2028	2,300	2,514
Sprint Capital Corp.	8.75%	3/15/2032	5,050	6,750
TCI Communications, Inc.	8.75%	8/1/2015	800	1,016
TCI Communications, Inc.	7.875%	2/15/2026	400	484
Telecom Italia Capital	6.375%	11/15/2033	1,500	1,540
Telecom Italia Capital	6.00%	9/30/2034 (2)	1,300	1,269
Tele-Communications, Inc.	7.875%	8/1/2013	250	299
Telefonica Europe BV	8.25%	9/15/2030	1,400	1,856
Time Warner Entertainment	8.375%	3/15/2023	2,450	3,049
Time Warner Entertainment	8.375%	7/15/2033	600	771
US Cellular	6.70%	12/15/2033	950	1,003
Verizon Global Funding Corp.	7.75%	12/1/2030	3,500	4,339
Verizon New York, Inc.	7.375%	4/1/2032	650	749
Vodafone AirTouch PLC	7.875%	2/15/2030	1,000	1,282
Vodafone Group PLC	4.625%	7/15/2018	1,500	1,414
Vodafone Group PLC	6.25%	11/30/2032	200	218
Consumer Cyclical (5.1%)
Cendant Corp.	7.125%	3/15/2015	550	631
Chrysler Corp.	7.45%	3/1/2027	1,000	1,107
DaimlerChrysler North America
Holding Corp.	8.50%	1/18/2031	2,725	3,394
Delphi Corp.	6.50%	8/15/2013	700	693
Federated Department Stores, Inc.	6.79%	7/15/2027	800	878
Federated Department Stores, Inc.	7.00%	2/15/2028	600	675
Federated Department Stores, Inc.	6.90%	4/1/2029	250	280
Ford Motor Co.	6.625%	10/1/2028	2,125	1,976
Ford Motor Co.	6.375%	2/1/2029	1,700	1,532
Ford Motor Co.	7.45%	7/16/2031	8,950	8,973
Ford Motor Co.	8.90%	1/15/2032	1,750	1,981
General Motors Acceptance Corp.	6.75%	12/1/2014	2,050	2,049
General Motors Acceptance Corp.	8.00%	11/1/2031	5,920	6,053
General Motors Corp.	8.80%	3/1/2021	2,425	2,646
General Motors Corp.	8.25%	7/15/2023	1,325	1,377
General Motors Corp.	8.375%	7/15/2033	5,425	5,604
Kohl's Corp.	6.00%	1/15/2033	400	417
Liberty Media Corp.	8.25%	2/1/2030	1,575	1,794
Limited Brands Inc.	5.25%	11/1/2014	250	247
Lowe's Cos., Inc.	6.875%	2/15/2028	550	644
Lowe's Cos., Inc.	6.50%	3/15/2029	300	339
May Department Stores Co.	9.75%	2/15/2021 (1)	33	42

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

May Department Stores Co.	6.65%	7/15/2024	$ 1,450	$ 1,515
May Department Stores Co.	6.70%	7/15/2034	300	315
Nordstrom, Inc.	6.95%	3/15/2028	300	333
Pulte Homes, Inc.	7.875%	6/15/2032	1,000	1,186
Target Corp.	7.00%	7/15/2031	950	1,154
Target Corp.	6.35%	11/1/2032	700	791
The Walt Disney Co.	7.00%	3/1/2032	1,000	1,170
Time Warner, Inc.	9.15%	2/1/2023	1,500	2,001
Time Warner, Inc.	7.57%	2/1/2024	500	587
Time Warner, Inc.	6.625%	5/15/2029	1,000	1,080
Time Warner, Inc.	7.625%	4/15/2031	5,000	6,024
Time Warner, Inc.	7.70%	5/1/2032	950	1,157
Viacom International Inc.	7.875%	7/30/2030	2,415	3,080
Viacom International Inc.	5.50%	5/15/2033	500	484
Wal-Mart Stores, Inc.	7.55%	2/15/2030	1,700	2,206
Consumer Noncyclical (4.0%)
Albertson's, Inc.	7.45%	8/1/2029	600	704
Albertson's, Inc.	8.00%	5/1/2031	1,300	1,620
Altria Group, Inc.	7.00%	11/4/2013	200	216
Anheuser-Busch Cos., Inc.	7.125%	7/1/2017	600	659
Anheuser-Busch Cos., Inc.	6.80%	8/20/2032	2,625	3,142
Archer-Daniels-Midland Co.	8.375%	4/15/2017	1,000	1,278
Archer-Daniels-Midland Co.	7.50%	3/15/2027	350	435
Archer-Daniels-Midland Co.	5.935%	10/1/2032	1,250	1,320
Baxter International, Inc.	4.625%	3/15/2015	750	719
Bristol-Myers Squibb Co.	7.15%	6/15/2023	700	833
Bristol-Myers Squibb Co.	6.80%	11/15/2026	239	276
Bristol-Myers Squibb Co.	6.875%	8/1/2097	200	228
C.R. Bard, Inc.	6.70%	12/1/2026	500	527
Cardinal Health, Inc.	4.00%	6/15/2015	200	178
CIGNA Corp.	7.875%	5/15/2027	250	296
Clorox Co.	5.00%	1/15/2015 (2)	975	991
Coca-Cola Enterprises Inc.	8.50%	2/1/2022	1,650	2,198
Coca-Cola Enterprises Inc.	8.00%	9/15/2022	500	642
Coca-Cola Enterprises Inc.	6.95%	11/15/2026	1,250	1,474
Coca-Cola Enterprises Inc.	6.75%	9/15/2028	1,250	1,445
Conagra Foods Inc.	7.125%	10/1/2026	300	359
Conagra, Inc.	9.75%	3/1/2021	750	1,052
Conagra, Inc.	7.00%	10/1/2028	500	583
Conagra, Inc.	8.25%	9/15/2030	750	998
Eli Lilly & Co.	7.125%	6/1/2025	1,000	1,216
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	950	943
Grand Metropolitan Investment Corp.	7.45%	4/15/2035	500	627
H.J. Heinz Co.	6.375%	7/15/2028	675	755
H.J. Heinz Co.	6.75%	3/15/2032 (3)	250	291
Johnson & Johnson	4.95%	5/15/2033	1,750	1,654
Kellogg Co.	7.45%	4/1/2031	1,575	1,984
Kraft Foods, Inc.	6.50%	11/1/2031	1,750	1,926
Kroger Co.	7.70%	6/1/2029	375	451
Kroger Co.	8.00%	9/15/2029	1,425	1,769

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Merck & Co.	6.30%	1/1/2026	$ 500	$ 535
Merck & Co.	6.40%	3/1/2028	725	786
Pepsi Bottling Group, Inc.	7.00%	3/1/2029	1,500	1,808
Pharmacia Corp.	6.60%	12/1/2028 (3)	1,500	1,718
Philip Morris Cos., Inc.	7.75%	1/15/2027	850	954
Procter & Gamble Co.	5.50%	2/1/2034	700	705
Procter & Gamble Co.	5.80%	8/15/2034	800	841
Procter & Gamble Co. ESOP	9.36%	1/1/2021 (1)	2,505	3,368
Safeway, Inc.	7.25%	2/1/2031	481	549
Sara Lee Corp.	6.125%	11/1/2032	500	537
Schering-Plough Corp.	6.75%	12/1/2033	1,175	1,326
Unilever Capital Corp.	5.90%	11/15/2032	1,800	1,908
Wellpoint Inc.	5.95%	12/15/2034 (2)	800	805
Wyeth	6.45%	2/1/2024	1,225	1,300
Wyeth	6.50%	2/1/2034	875	929
Energy (2.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	1,250	1,530
Anadarko Finance Co.	7.50%	5/1/2031	1,400	1,731
Apache Finance Canada	7.75%	12/15/2029	300	390
Baker Hughes, Inc.	6.875%	1/15/2029	500	587
Burlington Resources, Inc.	7.20%	8/15/2031	300	358
Burlington Resources, Inc.	7.40%	12/1/2031	1,450	1,769
Canadian Natural Resources	7.20%	1/15/2032	600	707
Canadian Natural Resources	5.85%	2/1/2035	1,050	1,046
Conoco Funding Co.	7.25%	10/15/2031	1,650	2,002
Conoco, Inc.	6.95%	4/15/2029	1,400	1,647
Devon Energy Corp.	7.95%	4/15/2032	650	830
Devon Financing Corp.	7.875%	9/30/2031	2,050	2,582
Encana Corp.	6.50%	8/15/2034	950	1,047
Halliburton Co.	8.75%	2/15/2021	400	524
Husky Energy Inc.	6.15%	6/15/2019	510	533
Kerr McGee Corp.	6.95%	7/1/2024	1,050	1,158
Marathon Oil Corp.	6.80%	3/15/2032	550	615
Nexen, Inc.	7.875%	3/15/2032	300	374
Norsk Hydro	7.50%	10/1/2016	250	303
Norsk Hydro	7.25%	9/23/2027	950	1,146
Norsk Hydro	7.15%	1/15/2029	1,000	1,199
Occidental Petroleum	7.20%	4/1/2028	1,400	1,667
Petro-Canada	7.875%	6/15/2026	150	186
Petro-Canada	7.00%	11/15/2028	250	286
Petro-Canada	5.35%	7/15/2033	1,650	1,530
Pioneer Natural Resources Co.	5.875%	7/15/2016	950	992
Pioneer Natural Resources Co.	7.20%	1/15/2028	250	287
Suncor Energy, Inc.	7.15%	2/1/2032	800	952
Tosco Corp.	7.80%	1/1/2027	350	441
Tosco Corp.	8.125%	2/15/2030	2,500	3,301
Transocean Sedco Forex, Inc.	7.50%	4/15/2031	750	918
Valero Energy Corp.	7.50%	4/15/2032	1,000	1,202
XTO Energy, Inc.	5.00%	1/31/2015 (2)	400	397

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Technology (0.7%)
International Business Machines Corp.	7.00%	10/30/2025	$ 750	$ 886
International Business Machines Corp.	6.22%	8/1/2027	2,475	2,694
International Business Machines Corp.	6.50%	1/15/2028	1,800	2,032
International Business Machines Corp.	7.125%	12/1/2096	400	476
Motorola, Inc.	7.50%	5/15/2025	900	1,040
Motorola, Inc.	6.50%	9/1/2025	400	432
Motorola, Inc.	6.50%	11/15/2028	1,000	1,048
Science Applications International Corp.	5.50%	7/1/2033	500	473
Transportation (1.7%)
Burlington Northern Santa Fe Corp.	7.00%	12/15/2025	200	228
Burlington Northern Santa Fe Corp.	7.95%	8/15/2030	1,300	1,673
Canadian National Railway Co.	6.80%	7/15/2018	1,025	1,191
Canadian National Railway Co.	6.25%	8/1/2034	400	431
Canadian Pacific Rail	7.125%	10/15/2031	1,325	1,579
CNF, Inc.	6.70%	5/1/2034	700	730
Continental Airlines Enhanced
Equipment Trust Certificates	6.648%	9/15/2017 (1)	2,724	2,649
CSX Corp.	7.95%	5/1/2027	1,200	1,478
CSX Transportation Inc.	9.75%	6/15/2020	189	263
CSX Transportation Inc.	7.875%	5/15/2043	105	132
Federal Express Corp.	7.60%	7/1/2097	1,000	1,182
Norfolk Southern Corp.	7.70%	5/15/2017	2,400	2,943
Norfolk Southern Corp.	9.75%	6/15/2020	411	572
Norfolk Southern Corp.	7.80%	5/15/2027	300	373
Norfolk Southern Corp.	7.25%	2/15/2031	625	743
Norfolk Southern Corp.	7.05%	5/1/2037	700	816
Norfolk Southern Corp.	7.875%	5/15/2043	145	183
Norfolk Southern Corp.	7.90%	5/15/2097	100	126
Northwest Airlines, Inc.
Pass-Through Certificates	6.841%	4/1/2011	975	987
Union Pacific Corp.	7.00%	2/1/2016	550	633
Union Pacific Corp.	7.125%	2/1/2028	1,000	1,168
Union Pacific Corp.	6.625%	2/1/2029	900	1,002
United Parcel Service of America	8.375%	4/1/2030	500	691
Other
Rockwell International Corp.	6.70%	1/15/2028	300	341

	313,064

Utilities (3.3%)
Electric (2.8%)
AEP Texas Central Co.	6.65%	2/15/2033	1,300	1,428
Alabama Power Co.	5.50%	10/15/2017	2,000	2,070
American Electric Power Co., Inc.	5.25%	6/1/2015	500	503
Arizona Public Service Co.	4.65%	5/15/2015	775	746
Centerpoint Energy Houston	5.75%	1/15/2014	500	528
Cleveland Electric Illumination Co.	7.88%	11/1/2017	250	301
Commonwealth Edison Co.	4.70%	4/15/2015	700	693
Constellation Energy Group, Inc.	4.55%	6/15/2015	500	479
Constellation Energy Group, Inc.	7.60%	4/1/2032	1,150	1,399

	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

Consumers Energy Co.	5.50%	8/15/2016 (2)	$ 825	$ 848
Dominion Resources, Inc.	6.75%	12/15/2032	1,000	1,101
Dominion Resources, Inc.	6.30%	3/15/2033	1,150	1,197
Dominion Resources, Inc. PUT	5.25%	8/1/2015	250	251
DTE Energy Co.	6.375%	4/15/2033	500	518
Duke Capital Corp.	6.75%	2/15/2032	575	620
Duke Energy Corp.	5.30%	10/1/2015	700	719
Duke Energy Corp.	6.00%	12/1/2028	400	404
Duke Energy Corp.	6.45%	10/15/2032	1,200	1,285
Florida Power & Light Co.	5.95%	10/1/2033	350	376
Florida Power & Light Co.	5.625%	4/1/2034	799	822
Jersey Central Power & Light	5.625%	5/1/2016	675	707
MidAmerican Energy Co.	6.75%	12/30/2031	1,550	1,790
MidAmerican Energy Holdings	8.48%	9/15/2028	300	388
National Rural Utilities
Cooperative Finance Corp.	8.00%	3/1/2032	1,000	1,311
Oncor Electric Delivery Co.	6.375%	1/15/2015	225	248
Oncor Electric Delivery Co.	7.00%	9/1/2022	1,350	1,531
Oncor Electric Delivery Co.	7.00%	5/1/2032	600	691
Oncor Electric Delivery Co.	7.25%	1/15/2033	525	628
Pacific Gas & Electric Co.	6.05%	3/1/2034	4,150	4,308
PacifiCorp	7.70%	11/15/2031	400	514
Pepco Holdings, Inc.	7.45%	8/15/2032	300	353
Progress Energy, Inc.	7.75%	3/1/2031	650	778
Progress Energy, Inc.	7.00%	10/30/2031	800	886
PSEG Power Corp.	8.625%	4/15/2031	1,100	1,465
South Carolina Electric & Gas Co.	6.625%	2/1/2032	800	923
Southern California Edison Co.	4.65%	4/1/2015	500	493
Southern California Edison Co.	6.00%	1/15/2034	1,125	1,195
Southern California Edison Co.	5.75%	4/1/2035	400	411
United Utilities PLC	5.375%	2/1/2019	1,000	986
Wisconsin Electric Power Co.	5.625%	5/15/2033	450	453
Natural Gas (0.5%)
Columbia Energy Group	7.62%	11/28/2025	400	421
Consolidated Natural Gas	5.00%	12/1/2014	425	426
Duke Energy Field Services	8.125%	8/16/2030	500	641
KeySpan Corp.	8.00%	11/15/2030	1,000	1,313
Kinder Morgan Energy Partners LP	7.75%	3/15/2032	500	603
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	1,000	1,150
KN Energy, Inc.	7.25%	3/1/2028	100	114
Southern Union Co.	7.60%	2/1/2024	500	570
Texas Gas Transmission	4.60%	6/1/2015	500	479
Trans-Canada Pipelines	4.00%	6/15/2013	800	752
Trans-Canada Pipelines	5.60%	3/31/2034	500	487

	43,303

TOTAL CORPORATE BONDS
(Cost $445,774)	477,256

Long-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)

SOVEREIGN BONDS (U.S. Dollar-Denominated) (4.8%)

Asian Development Bank	5.593%	7/16/2018	$ 2,200	$ 2,344
Inter-American Development Bank	7.00%	6/15/2025	750	910
International Bank for
Reconstruction & Development	7.625%	1/19/2023	1,807	2,359
International Bank for
Reconstruction & Development	8.875%	3/1/2026	1,000	1,472
Pemex Project Funding Master Trust	7.375%	12/15/2014	2,900	3,212
Pemex Project Funding Master Trust	8.625%	2/1/2022 (3)	1,950	2,262
Province of British Columbia	6.50%	1/15/2026	1,500	1,731
Province of Manitoba	9.25%	4/1/2020	1,500	2,138
Province of Nova Scotia	9.125%	5/1/2021	1,280	1,823
Province of Quebec	4.875%	5/5/2014	500	508
Province of Quebec	7.50%	7/15/2023	600	765
Province of Quebec	7.125%	2/9/2024	2,000	2,455
Province of Quebec	7.50%	9/15/2029	1,500	1,957
Province of Saskatchewan	7.375%	7/15/2013	600	719
Quebec Hydro Electric	7.50%	4/1/2016	4,000	4,920
Quebec Hydro Electric	9.40%	2/1/2021	480	699
Quebec Hydro Electric	8.40%	1/15/2022	275	374
Region of Lombardy	5.804%	10/25/2032	1,000	1,061
Republic of Italy	6.875%	9/27/2023	3,425	4,117
Republic of Italy	5.375%	6/15/2033	3,100	3,131
Republic of South Africa	8.50%	6/23/2017	900	1,123
United Mexican States	6.625%	3/3/2015	1,800	1,928
United Mexican States	11.375%	9/15/2016	1,250	1,837
United Mexican States	8.125%	12/30/2019	3,400	3,983
United Mexican States	8.00%	9/24/2022	4,000	4,586
United Mexican States	8.30%	8/15/2031	6,400	7,456
United Mexican States	7.50%	4/8/2033	1,000	1,073
United Mexican States	6.75%	9/27/2034	1,925	1,894

TOTAL SOVEREIGN BONDS
(Cost $58,838)				62,837

TAXABLE MUNICIPAL BONDS (1.5%)

Illinois (Taxable Pension) GO	4.95%	6/1/2023	1,225	1,188
Illinois (Taxable Pension) GO	5.10%	6/1/2033	10,850	10,475
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/2034	500	510
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	1,250	1,578
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	600	579
Oregon (Taxable Pension) GO	5.762%	6/1/2023	600	638
Oregon (Taxable Pension) GO	5.892%	6/1/2027	1,850	1,995
Oregon School Board Assn.	5.528%	6/30/2028	1,500	1,539
Wisconsin Public Service Rev.	5.70%	5/1/2026	900	947

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $18,488)				19,449

	Shares	Market Value^ (000)

TEMPORARY CASH INVESTMENTS (1.3%)

Vanguard Market Liquidity Fund, 2.26%**	12,880,471	$ 12,880
Vanguard Market Liquidity Fund, 2.26%**—Note E	3,953,500	3,954

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $16,834)		16,834

TOTAL INVESTMENTS (99.6%)
(Cost $1,227,735)		1,305,016

OTHER ASSETS AND LIABILITIES (0.4%)

Other Assets—Note B		25,963
Liabilities—Note E		(21,246)

		4,717

NET ASSETS (100%)

Applicable to 110,834,699 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)		$1,309,733

NET ASSET VALUE PER SHARE		$11.82

^	See Note A in Notes to Financial Statements.
*	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of these securities
(3)	Adjustable-rate note.
GO—General Obligation Bond.

AT DECEMBER 31, 2004, NET ASSETS CONSISTED OF:

	Amount	Per
	(000)	Share

Paid-in Capital	$1,235,904	$11.15
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(3,452)	(.03)
Unrealized Appreciation	77,281.70

NET ASSETS	$1,309,733	$11.82

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Total Bond Market Index Fund	Short-Term Bond Index Fund	Intermediate- Term Bond Index Fund	Long-Term Bond Index Fund
	Year Ended December 31, 2004

	(000)	(000)	(000)	(000)

INVESTMENT INCOME
Income
Interest	$1,219,547	$148,443	$197,052	$60,723
Security Lending	3,180	1,155	459	90

Total Income	1,222,727	149,598	197,511	60,813

Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,296	567	475	130
Management and Administrative
Investor Shares	29,536	4,968	4,652	1,644
Admiral Shares	1,736	988	716	—
Institutional Shares	3,276	—	—	—
Marketing and Distribution
Investor Shares	3,092	638	497	166
Admiral Shares	376	242	158	—
Institutional Shares	1,332	—	—	—
Custodian Fees	370	18	2	7
Auditing Fees	24	20	19	18
Shareholders' Reports
Investor Shares	565	60	67	35
Admiral Shares	3	1	1	—
Institutional Shares	24	—	—	—
Trustees' Fees and Expenses	28	5	4	1

Total Expenses	43,658	7,507	6,591	2,001

NET INVESTMENT INCOME	1,179,069	142,091	190,920	58,812

REALIZED NET GAIN (LOSS)
Investment Securities Sold	34,049	519	22,101	(3,452)
Swap Contracts	14,402	—	—	—

REALIZED NET GAIN (LOSS)	48,451	519	22,101	(3,452)

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)
Investment Securities	(93,553)	(62,719)	(13,666)	34,205
Swap Contracts	1,871	—	—	—

CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION)	(91,682)	(62,719)	(13,666)	34,205

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,135,838	$79,891	$199,355	$89,565

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income approximate the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Total Bond Market Index Fund
	Year Ended December 31,
	2004	2003
	(000)	(000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 1,179,069	$ 1,137,871
Realized Net Gain (Loss)	48,451	350,471
Change in Unrealized Appreciation (Depreciation)	(91,682)	(501,267)

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,135,838	987,075

Distributions
Net Investment Income
Investor Shares	(781,632)	(782,870)
Admiral Shares	(99,647)	(91,033)
Institutional Shares	(312,425)	(293,236)
Realized Capital Gain
Investor Shares	(36,917)	—
Admiral Shares	(4,640)	—
Institutional Shares	(14,562)	—

Total Distributions	(1,249,823)	(1,167,139)

Capital Share Transactions—Note F
Investor Shares	2,520,058	480,086
Admiral Shares	419,307	300,562
Institutional Shares	883,242	109,434

Net Increase (Decrease) from
Capital Share Transactions	3,822,607	890,082

Total Increase (Decrease)	3,708,622	710,018

Net Assets
Beginning of Period	25,716,459	25,006,441

End of Period	$ 29,425,081	$ 25,716,459

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Short-Term Bond Index Fund		Intermediate-Term Bond Index Fund
	Year Ended December 31,
	2004	2003	2004	2003
	(000)	(000)	(000)	(000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 142,091	$ 120,032	$ 190,920	$ 162,907
Realized Net Gain (Loss)	519	40,215	22,101	73,270
Change in Unrealized Appreciation (Depreciation)	(62,719)	(39,678)	(13,666)	(57,262)

Net Increase (Decrease) in Net Assets
Resulting from Operations	79,891	120,569	199,355	178,915

Distributions
Net Investment Income
Investor Shares	(101,329)	(89,312)	(146,254)	(127,648)
Admiral Shares	(40,762)	(30,720)	(44,666)	(35,259)
Institutional Shares	—	—	—	—
Realized Capital Gain*
Investor Shares	(2,976)	(16,156)	(14,887)	(31,403)
Admiral Shares	(1,165)	(6,264)	(4,644)	(8,800)
Institutional Shares	—	—	—	—

Total Distributions	(146,232)	(142,452)	(210,451)	(203,110)

Capital Share Transactions—Note F
Investor Shares	801,937	503,899	759,606	353,619
Admiral Shares	311,142	409,011	374,958	98,402
Institutional Shares	—	—	—	—

Net Increase (Decrease) from
Capital Share Transactions	1,113,079	912,910	1,134,564	452,021

Total Increase (Decrease)	1,046,738	891,027	1,123,468	427,826

Net Assets
Beginning of Period	4,217,525	3,326,498	3,504,499	3,076,673

End of Period	$ 5,264,263	$ 4,217,525	$ 4,627,967	$ 3,504,499

*	Includes fiscal 2004 and 2003 short-term gain distributions by the Short-Term Bond Index Fund totaling $0 and $5,299,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

	Long-Term Bond Index Fund
	Year Ended December 31,
	2004	2003
	(000)	(000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$ 58,812	$ 47,690
Realized Net Gain (Loss)	(3,452)	20,945
Change in Unrealized Appreciation (Depreciation)	34,205	(23,711)

Net Increase (Decrease) in Net Assets
Resulting from Operations	89,565	44,924

Distributions
Net Investment Income
Investor Shares	(58,812)	(47,690)
Admiral Shares	—	—
Institutional Shares	—	—
Realized Capital Gain*
Investor Shares	—	(14,154)
Admiral Shares	—	—
Institutional Shares	—	—

Total Distributions	(58,812)	(61,844)

Capital Share Transactions—Note F
Investor Shares	327,574	174,393
Admiral Shares	—	—
Institutional Shares	—	—

Net Increase (Decrease) from
Capital Share Transactions	327,574	174,393

Total Increase (Decrease)	358,327	157,473

Net Assets
Beginning of Period	951,406	793,933

End of Period	$ 1,309,733	$ 951,406

*	Includes fiscal 2003 short-term gain distributions by the Long-Term Bond Index Fund totaling $6,345,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Total Bond Market Index Fund Investor Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$10.31	$10.38	$10.15	$9.96	$9.56

Investment Operations
Net Investment Income	.441	.465	.572	.632	.648
Net Realized and Unrealized Gain (Loss) on Investments	(.014)	(.060)	.239	.190	.400

Total from Investment Operations	.427	.405	.811	.822	1.048

Distributions
Dividends from Net Investment Income	(.446)	(.475)	(.570)	(.632)	(.648)
Distributions from Realized Capital Gains	(.021)	—	(.011)	—	—

Total Distributions	(.467)	(.475)	(.581)	(.632)	(.648)

Net Asset Value, End of Period	$10.27	$10.31	$10.38	$10.15	$9.96

Total Return*	4.24%	3.97%	8.26%	8.43%	11.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,479	$17,032	$16,676	$14,116	$11,180
Ratio of Total Expenses to Average Net Assets	0.20%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.29%	4.46%	5.63%	6.21%	6.72%
Portfolio Turnover Rate**	44%	66%	75%	67%	53%

*	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

Total Bond Market Index Fund Admiral Shares
	Year Ended December 31,			Nov.12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.31	$10.38	$10.15	$10.44

Investment Operations
Net Investment Income	.450	.472	.578	.082
Net Realized and Unrealized Gain (Loss) on Investments	(.014)	(.060)	.239	(.290)

Total from Investment Operations	.436	.412	.817	(.208)

Distributions
Dividends from Net Investment Income	(.455)	(.482)	(.576)	(.082)
Distributions from Realized Capital Gains	(.021)	—	(.011)	—

Total Distributions	(.476)	(.482)	(.587)	(.082)

Net Asset Value, End of Period	$10.27	$10.31	$10.38	$10.15

Total Return	4.33%	4.04%	8.32%	-2.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,502	$2,092	$1,805	$866
Ratio of Total Expenses to Average Net Assets	0.11%	0.15%	0.17%	0.17%**
Ratio of Net Investment Income to Average Net Assets	4.38%	4.52%	5.66%	5.97%**
Portfolio Turnover Rate†	44%	66%	75%	67%

*	Inception.
**	Annualized.
†	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

Total Bond Market Index Fund Institutional Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$10.31	$10.38	$10.15	$9.96	$9.56

Investment Operations
Net Investment Income	.453	.477	.585	.644	.659
Net Realized and Unrealized Gain (Loss) on Investments	(.014)	(.060)	.239	.190	.400

Total from Investment Operations	.439	.417	.824	.834	1.059

Distributions
Dividends from Net Investment Income	(.458)	(.487)	(.583)	(.644)	(.659)
Distributions from Realized Capital Gains	(.021)	—	(.011)	—	—

Total Distributions	(.479)	(.487)	(.594)	(.644)	(.659)

Net Asset Value, End of Period	$10.27	$10.31	$10.38	$10.15	$9.96

Total Return	4.36%	4.10%	8.39%	8.56%	11.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,444	$6,593	$6,525	$6,778	$4,570
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.41%	4.60%	5.77%6.32%	6.84%
Portfolio Turnover Rate*	44%	66%	75%	67%	53%

*	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

FINANCIAL HIGHLIGHTS (CONTINUED)

Short-Term Bond Index Fund Investor Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$10.28	$10.32	$10.19	$9.96	$9.73

Investment Operations
Net Investment Income	.303	.329	.452	.568	.601
Net Realized and Unrealized Gain (Loss) on Investments	(.131)	.015	.152	.299	.230

Total from Investment Operations	.172	.344	.604	.867	.831

Distributions
Dividends from Net Investment Income	(.303)	(.329)	(.452)	(.568)	(.601)
Distributions from Realized Capital Gains	(.009)	(.055)	(.022)	(.069)	—

Total Distributions	(.312)	(.384)	(.474)	(.637)	(.601)

Net Asset Value, End of Period	$10.14	$10.28	$10.32	$10.19	$9.96

Total Return*	1.70%	3.37%	6.10%	8.88%	8.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,795	$3,041	$2,553	$1,680	$1,287
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.21	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.97%	3.17%	4.37	5.45%	6.16%
Portfolio Turnover Rate	92%	111%	139%	156%	74%

*	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

Short-Term Bond Index Fund Admiral Shares
	Year Ended December 31,			Nov.12*to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.28	$10.32	$10.19	$10.44

Investment Operations
Net Investment Income	.310	.334	.457	.069
Net Realized and Unrealized Gain (Loss) on Investments	(.131)	.015	.152	(.181)

Total from Investment Operations	.179	.349	.609	(.112)

Distributions
Dividends from Net Investment Income	(.310)	(.334)	(.457)	(.069)
Distributions from Realized Capital Gains	(.009)	(.055)	(.022)	(.069)

Total Distributions	(.319)	(.389)	(.479)	(.138)

Net Asset Value, End of Period	$10.14	$10.28	$10.32	$10.19

Total Return	1.77%	3.43%	6.15%	-1.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,469	$1,177	$773	$273
Ratio of Total Expenses to Average Net Assets	0.10%	0.15%	0.16%	0.17%**
Ratio of Net Investment Income to Average Net Assets	3.05%	3.21%	4.37%	5.01%**
Portfolio Turnover Rate	92%	111%	139%	156%

*	Inception.
**	Annualized.

Intermediate-Term Bond Index Fund Investor Shares
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$10.69	$10.75	$10.28	$10.02	$9.51

Investment Operations
Net Investment Income	.506	.532	.597	.651	.654
Net Realized and Unrealized Gain (Loss) on Investments	.038	.064	.478	.260	.510

Total from Investment Operations	.544	.596	1.075	.911	1.164

Distributions
Dividends from Net Investment Income	(.506)	(.532)	(.597)	(.651)	(.654)
Distributions from Realized Capital Gains	(.048)	(.124)	(.008)—	—

Total Distributions	(.554)	(.656)	(.605)	(.651)	(.654)

Net Asset Value, End of Period	$10.68	$10.69	$10.75	$10.28	$10.02

Total Return*	5.22%	5.65%	10.85%	9.28%	12.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,501	$2,749	$2,415	$2,096	$1,642
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	4.75%	4.91%	5.75%	6.33%	6.83%
Portfolio Turnover Rate	84%	98%	141%	135%	81%

*	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

Intermediate-Term Bond Index Fund Admiral Shares
	Year Ended December 31,			Nov.12* to Dec. 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$10.69	$10.75	$10.28	$10.65

Investment Operations
Net Investment Income	.514	.538	.602	.085
Net Realized and Unrealized Gain (Loss) on Investments	.038	.064	.478	(.370)

Total from Investment Operations	.552	.602	1.080

Distributions
Dividends from Net Investment Income	(.514)	(.538)	(.602)	(.085)
Distributions from Realized Capital Gains	(.048)	(.124)	(.008)—

Total Distributions	(.562)	(.662)	(.610)	(.085)

Net Asset Value, End of Period	$10.68	$10.69	$10.75	$10.28

Total Return	5.30%	5.70%	10.91%	-2.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,127	$756	$662	$348
Ratio of Total Expenses to Average Net Assets	0.11%	0.15%	0.16%	0.17%**
Ratio of Net Investment Income to Average Net Assets	4.82%	4.96%	5.78%	6.17%**
Portfolio Turnover Rate	84%	98%	141%	135%

*	Inception.
**	Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

Long-Term Bond Index Fund
	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$11.50	$11.67	$10.83	$10.66	$9.77

Investment Operations
Net Investment Income	.617	.627	.658	.683	.679
Net Realized and Unrealized Gain (Loss) on Investments	.320	.004	.840	.170	.890

Total from Investment Operations	.937	.631	1.498	.853	1.569

Distributions
Dividends from Net Investment Income	(.617)	(.627)	(.658)	(.683)	(.679)
Distributions from Realized Capital Gains	—	(.174)	—	—	—

Total Distributions	(.617)	(.801)	(.658)	(.683)	(.679)

Net Asset Value, End of Period	$11.82	$11.50	$11.67	$10.83	$10.66

Total Return*	8.40%	5.50%	14.35%	8.17%	16.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,310	$951	$794	$542	$417
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	5.34%	5.34%	5.92%	6.30%	6.71%
Portfolio Turnover Rate	62%	76%	141%	107%	56%

*	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Funds comprise the Total Bond Market Index, Short-Term Bond Index, Intermediate-Term Bond Index, and Long-Term Bond Index Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the funds’ investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

The Total Bond Market Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Short-Term Bond Index and Intermediate-Term Bond Index Funds each offer two classes of shares, Investor Shares and Admiral Shares. The Long-Term Bond Index Fund offers only Investor Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2.	Mortgage-Dollar-Rolls: The Total Bond Market Index Fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased on the Statement of Net Assets. The primary risk associated with mortgage-dollar-rolls is that a counterparty will default on its obligations to deliver purchased securities.

3.	Swap Contracts: The Total Bond Market Index Fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counter-party a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities. The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4.	Repurchase Agreements: Each fund, along with other members of The Vanguard Group, may transfer uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government and agency securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

5.	Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

6.	Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

7.	Security Lending: The funds may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral (cash or U.S. government agency securities) at least equal to the market value of securities loaned. The funds invest cash collateral received in Vanguard Market Liquidity Fund, and record a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, and/or fees received from borrowers, less expenses associated with the loan.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.	Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

Index Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard’s Capitalization

Total Bond Market	$3,870	0.01%	3.87%
Short-Term Bond	701	0.01	0.70
Intermediate-Term Bond	603	0.01	0.60
Long-Term Bond	167	0.01	0.17

The funds’ trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2004, the Total Bond Market Index Fund realized $3,727,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The Total Bond Market Index, Short-Term Bond Index, and Intermediate-Term Bond Index Funds used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the Total Bond Market Index, Short-Term Bond Index, and Intermediate-Term Bond Index Funds have reclassified $8,720,000, $1,319,000, and $2,731,000, respectively, from accumulated net realized gains to paid-in capital.

Realized and unrealized gains (losses) on certain of the Total Bond Market Index Fund’s total return swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains on swap contracts of $13,736,000 have been reclassified from accumulated net realized gains to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At December 31, 2004, the fund had $3,737,000 of net swap gains available to distribute to shareholders as ordinary income dividends.

At December 31, 2004, the funds had the following tax-basis amounts available for distribution, and capital losses available to offset future net capital gains:

	Capital Gains Available for Distribution		Capital Losses
Index Fund	Short-Term (000)	Long-Term (000)	Amount (000)	Expiration: Fiscal Year Ending December 31,

Total Bond Market	$997	$4,102	—	—
Short-Term Bond	—	—	$1,712	2013
Intermediate-Term Bond	1,980	3,088	—	—
Long-Term Bond	—	—	3,199	2012

Short-term gain distributions are treated as ordinary income dividends for tax purposes. Short-Term Bond Index Fund capital gains required to be distributed in December 2004 included net gains realized through October 31, 2004. Subsequently, the fund realized capital losses of $1,712,000, which are available to offset future net capital gains.

At December 31, 2004, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
Index Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Total Bond Market	$712,475	($129,127)	$583,348
Short-Term Bond	18,831	(35,644)	(16,813)
Intermediate-Term Bond	122,501	(8,675)	113,826
Long-Term Bond	79,294	(2,013)	77,281

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At December 31, 2004, the Total Bond Market Index Fund had the following open swap contracts:

Referenced Entity/Termination Date	Dealer*	National Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
1/1/2005	UBS	$ 70,000	2.13%	$ 442
1/31/2005	LEH	70,000	2.28	(286)
2/28/2005	UBS	70,000	2.28	144
3/31/2005	UBS	70,000	2.13	442
5/31/2005	UBS	70,000	2.28	144
Federal Home Loan Mortgage Corp., 5.00% 30-Year
3/31/2005	UBS	51,000	2.09	—
Federal Home Loan Mortgage Corp., 5.50% 30-Year
3/31/2005	UBS	93,000	2.14	—
Federal National Mortgage Assn., 4.50% 15-Year
1/1/2005	UBS	70,000	2.24	1,497
Federal National Mortgage Assn., 5.00% 15-Year
1/1/2005	UBS	50,000	2.19	789
Federal National Mortgage Assn., 5.00% 30-Year
1/31/2005	UBS	60,000	2.29	1,129
Federal National Mortgage Assn., 5.50% 30-Year
1/31/2005	UBS	80,000	2.24	(190)
2/28/2005	UBS	125,000	2.20	610
Federal National Mortgage Assn., 6.00% 30-Year
1/1/2005	UBS	70,000	1.49	(22)
1/31/2005	UBS	50,000	1.65	(76)

				$ 4,623

*	LEH—Lehman Brothers Special Financing Inc.
UBS—UBS Warburg.
**	Based on one-month London InterBank Offered Rate (LIBOR).

D. During the year ended December 31, 2004, purchases and sales of investment securities other than temporary cash investments were:

	U.S. Government Securities (000)		Other Investment Securities (000)
Index Fund	Purchases	Sales	Purchases	Sales

Total Bond Market	$16,453,675	$9,847,067	$2,582,180	$2,239,745
Short-Term Bond	4,934,840	3,744,014	872,009	561,955
Intermediate-Term Bond	3,198,193	2,772,331	1,217,207	535,969
Long-Term Bond	751,761	545,457	241,484	132,183

E. The market value of securities on loan to broker/dealers at December 31, 2004, and collateral received with respect to such loans, were:

	(000)
Index Fund	Market Value of Loaned Securities	Cash Collateral Received

Total Bond Market	$31,045	$31,824
Short-Term Bond	5,816	5,928
Intermediate-Term Bond	21,492	21,934
Long-Term Bond	3,848	3,954

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2004		2003
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Total Bond Market
Investor Shares
Issued	$5,035,391	489,881	$4,786,619	462,256
Issued in Lieu of Cash Distributions	774,737	75,461	731,638	70,607
Redeemed	(3,290,070)	(320,600)	(5,038,171)	(488,069)

Net Increase (Decrease)—Investor Shares	2,520,058	244,742	480,086	44,794

Admiral Shares
Issued	1,011,765	98,344	996,181	96,273
Issued in Lieu of Cash Distributions	84,316	8,212	72,894	7,036
Redeemed	(676,774)	(65,807)	(768,513)	(74,404)

Net Increase (Decrease)—Admiral Shares	419,307	40,749	300,562	28,905

Institutional Shares
Issued	2,449,185	238,122	2,575,989	248,753
Issued in Lieu of Cash Distributions	300,025	29,225	264,763	25,552
Redeemed	(1,865,968)	(181,973)	(2,731,318)	(263,720)

Net Increase (Decrease)—Institutional Shares	883,242	85,374	109,434	10,585

Short-Term Bond
Investor Shares
Issued	$1,927,359	188,453	$1,682,030	162,602
Issued in Lieu of Cash Distributions	91,239	8,938	90,783	8,788
Redeemed	(1,216,661)	(119,111)	(1,268,914)	(122,787)

Net Increase (Decrease)—Investor Shares	801,937	78,280	503,899	48,603

Admiral Shares
Issued	834,222	81,607	694,054	67,158
Issued in Lieu of Cash Distributions	33,822	3,313	31,894	3,088
Redeemed	(556,902)	(54,592)	(316,937)	(30,655)

Net Increase (Decrease)—Admiral Shares	311,142	30,328	409,011	39,591

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	Year Ended December 31,
	2004		2003
Index Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Intermediate-Term Bond
Investor Shares
Issued	$1,413,164	132,300	$1,223,547	112,866
Issued in Lieu of Cash Distributions	139,902	13,117	136,726	12,665
Redeemed	(793,460)	(74,545)	(1,006,654)	(93,144)

Net Increase (Decrease)—Investor Shares	759,606	70,872	353,619	32,387

Admiral Shares
Issued	594,599	55,562	409,003	37,890
Issued in Lieu of Cash Distributions	35,612	3,339	31,575	2,926
Redeemed	(255,253)	(24,039)	(342,176)	(31,724)

Net Increase (Decrease)—Admiral Shares	374,958	34,862	98,402	9,092

Long-Term Bond
Issued	$565,781	48,839	$493,636	41,982
Issued in Lieu of Cash Distributions	51,013	4,411	53,848	4,613
Redeemed	(289,220)	(25,162)	(373,091)	(31,880)

Net Increase (Decrease)	327,574	28,088	174,393	14,715

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard Bond Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund (constituting Vanguard Bond Index Funds, hereafter referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these fin-ancial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 8, 2005

SPECIAL 2004 TAX INFORMATION

(UNAUDITED) FOR VANGUARD BOND INDEX FUNDS

This information for the fiscal year ended December 31, 2004, is included pursuant to provisions of the Internal Revenue Code.

The Total Bond Market Index, Short-Term Bond Index, and Intermediate-Term Bond Index Funds distributed $64,244,000, $5,586,000, and $21,987,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members' responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business
School (since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of Unx, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch
Investment Managers and affiliates (1985–2004), Genbel Securities
Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam Investment Management (1999–2001),
Sanlam, Ltd. (South African insurance company) (2001–2003),
Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com
(investment research) (1999–2001); and Trustee of Commonfund
(investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600 Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the funds' shareholders. It may not be distributed to prospec tive investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 1-800-662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942-8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.	World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor
Account Services
1-800-662-2739

Institutional Investor
Services
1-800-523-1036

Text Telephone
1-800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q840 022005

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2004: $81,000
Fiscal Year Ended December 31, 2003: $68,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2004: $1,685,500
Fiscal Year Ended December 31, 2003: $1,620,200

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2004: $257,800
Fiscal Year Ended December 31, 2003: $324,460

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2004: $76,400
Fiscal Year Ended December 31, 2003: $409,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2004: $0
Fiscal Year Ended December 31, 2003: $31,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2004: $76,400
Fiscal Year Ended December 31, 2003: $440,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.